UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-182494
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 14	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 778	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Architect 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4

•	American Funds Insurance Series® - International Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Delaware VIP Trust - Delaware VIP Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive any benefit available under the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary (and adjusted between Nationwide Income Track Anniversaries for subsequent purchase payments, excess withdrawals, and if elected, the Non-Lifetime withdrawal) by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.

Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Table of Contents (continued)

Table of Contents (continued)
Page
Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples	126
Appendix E: Historical Rates and Percentages	129

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	0.60%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base2)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [3]
Maximum Nationwide Lifetime Income Track Charge	1.50% [3]
Maximum 7% Joint Option for the Nationwide Lifetime Income Rider Charge	0.40% [4]
Maximum Joint Option for the Nationwide Lifetime Income Track Charge	0.40% [5]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.20% [6]
Administrative Charge (applicable to all contracts)	0.20% [6]
One Year Enhanced Death Benefit Option Charge	0.20% [6]
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [7]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [7]
Maximum Possible Contract Expenses	2.50% [8]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	For information about how the Current Income Benefit Base is calculated, see "Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal."
[3]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[4]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Option is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the 7% Nationwide Lifetime Income Rider.
[5]	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Income Track option.
6
This charge is assessed as an annualized percentage of Daily Net Assets.

[7]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[8]	This table includes two different types of charges; charges deducted from Daily Net Assets and charges deducted from the Current Income Benefit Base. In order to combine these two different types of charges to reach the Maximum Possible Contract Expenses, for purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets. The Maximum Possible Contract Expenses associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.38%	2.61%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (2.50%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.61%)	$537	$1,604	$2,663	$5,278	*	$1,604	$2,663	$5,278	$537	$1,604	$2,663	$5,278
Minimum Total Underlying Mutual Fund Operating Expenses (0.38%)	$302	$ 925	$1,573	$3,308	*	$ 925	$1,573	$3,308	$302	$ 925	$1,573	$3,308
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $25,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider, Nationwide reserves the right to refuse any subsequent purchase payments. This means that if Contract Owners purchase this contract intending to make subsequent purchase payments at a later date and Nationwide decides to restrict subsequent purchase payments, any intended future purchase payments will not be permitted. Contract Owners should consider this reservation of right when making the initial purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) the total purchase payments less amounts withdrawn by the Contract Owner) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
7% Nationwide Lifetime Income Rider
This Rider is available to Contract Owners with an application signed on or after March 13, 2017. The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see the Automatic Termination of the 7% Nationwide Lifetime Income Rider sub-section of the 7% Nationwide Lifetime Income Rider). The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment Restrictions apply. The Nationwide Lifetime Income Track option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track Option cannot be elected if the 7% Nationwide Lifetime Income Rider is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base. The charge is deducted on each Nationwide Lifetime Income Track Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of the Nationwide Lifetime Income Track sub-section of the Nationwide Lifetime Income Track option). The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider
This Rider is available to Contract Owners with an application signed on or after March 13, 2017. The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.

If the applicant elects the Joint Option, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution of shares.

The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to the individual(s) named in the contract and any named beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. Certain features under this contract provide guarantees. These guarantees are the sole responsibility of Nationwide. Any guaranteed amount that exceeds the Contract Value is: (i) paid from Nationwide’s General Account; and (ii) subject to the rights of Nationwide’s creditors and ultimately, its overall claims paying ability.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.

Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.

One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	For Contract Owners with applications signed on or after March 13, 2017, the 7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
7% Nationwide Lifetime Income Rider
This Rider is available to Contract Owners with an application signed on or after March 13, 2017. The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. If an investment option becomes unavailable to new Contract Owners electing this rider, Contract Owners who have already elected that investment option can still remain allocated to it.
Dollar Cost Averaging Programs for the 7% Nationwide Lifetime Income Rider are not available.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the 7% Nationwide Lifetime Income Rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises its right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the 7% Nationwide Lifetime Income Option and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted.

Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, increased by simple interest (simple interest is interest that is calculated and paid only on the premium payments deposited and not on previously earned interest) at an annual rate of 7% each year from the date the subsequent purchase payments and/or are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary.
Contracts are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:

(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment is applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal (see Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount).
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2018, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-182494).
For contracts with applications signed prior to May 1, 2018, see Appendix E: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.

The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the 7% Nationwide L.inc Rider.
In the event the current charge for or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the 7% Nationwide L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	when withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	on the Annuitization Date;
(3)	upon the death of the determining life for contracts with no Joint Option; or
(4)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;

(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the required minimum distribution privilege (see "RMD Privilege"). The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. The current charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge associated with the Nationwide Lifetime Income Track option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Nationwide Lifetime Income Track Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Lifetime Income Option Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see "Income Benefit Investment Options." Allocation requests to investment options other than those listed in the "Income Benefit Investment Options" section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Nationwide Lifetime Income Track option are not available.

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Nationwide Lifetime Income Track Anniversary (unless the Contract Owner cancels this automatic reset feature as described in "Reset Opportunities") adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made.

Non-Lifetime Withdrawal
After the later of the first Nationwide Lifetime Income Track Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal (see Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount).
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to fifth Nationwide Lifetime Income Track Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Nationwide Lifetime Income Track Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be less than the Lifetime Withdrawal Percentages above (see "Joint Option for the Nationwide Lifetime Income Track").
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Nationwide Lifetime Income Track Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Nationwide Lifetime Income Track Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Nationwide Lifetime Income Track Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (see below) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best for you based on your individual financial situation and needs.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Nationwide Lifetime Income Track Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Nationwide Lifetime Income Track option.
In the event the current charge for or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Nationwide Lifetime Income Track Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Nationwide Lifetime Income Track Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take annual withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option. Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option. Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the withdrawal will be reported as a taxable distribution.
For any withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track
Upon termination of the Nationwide Lifetime Income Track option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track option will terminate. In the following instances, the Nationwide Lifetime Income Track option will automatically terminate:
(1)	when withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	on the Annuitization Date;
(3)	upon the death of the determining life for contracts with no Joint Option; or
(4)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);

(2)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
For contracts with applications signed on or after May 1, 2018, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-182494).
For contracts with applications signed prior to May 1, 2018, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application. In New York, both spouses must be between age 50 and 85 at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. In New York, both spouses must be between age 50 and 85 at the time of application. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and

(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the "Marriage Termination" section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Nationwide Lifetime Income Track Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Nationwide Lifetime Income Track Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.

To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track Option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.

Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
7% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit, the 7% Nationwide Lifetime Income Rider, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.40% to 0.60% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program. Contract Owners should consult their advisor to determine if he/she is a multi-contract advisor and subject to U.S. mail restrictions.

Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.

Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track option (see Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount).

Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	charges associated with the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option and Joint Option (if elected)
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may terminate certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).

Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s).
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Dollar Cost Averaging is not available if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.

Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track Option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or

(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above, which would equal the standard death benefit.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above, which would equal the standard death benefit.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.

The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.40% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-182494

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund's secondary objective is to provide you with growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide you with long-term growth of capital.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (formerly, Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Delaware VIP Trust - Delaware VIP Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Energy: Class II (formerly, Ivy Variable Insurance Portfolios - Energy)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Aggressive)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Conservative)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderate)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Janus Henderson VIT Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (formerly, MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class)
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.40%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 0.60%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Ivy Variable Insurance Portfolios - Energy
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A - Q/NQ
2017	11.165003	12.751594	14.21%	0
2016	10.821164	11.165003	3.18%	923
2015	10.984508	10.821164	-1.49%	4,469
2014	10.558747	10.984508	4.03%	6,745
2013*	10.000000	10.558747	5.59%	1,477

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A - Q/NQ
2017	15.713802	17.708835	12.70%	32,399
2016	12.612443	15.713802	24.59%	29,066
2015	13.398072	12.612443	-5.86%	20,316
2014	12.318782	13.398072	8.76%	16,264
2013*	10.000000	12.318782	23.19%	11,735
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	8.711235	8.603665	-1.23%	2,975
2016	6.211900	8.711235	40.23%	1,359
2015*	10.000000	6.211900	-37.88%	330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I - Q/NQ
2017	9.522733	9.856958	3.51%	104,696
2016	9.131191	9.522733	4.29%	32,967
2015	9.381843	9.131191	-2.67%	25,802
2014	9.094092	9.381843	3.16%	17,176
2013*	10.000000	9.094092	-9.06%	5,097
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	16.182051	18.002265	11.25%	58,431
2016	13.224464	16.182051	22.36%	63,740
2015	13.470558	13.224464	-1.83%	27,378
2014	11.616849	13.470558	15.96%	18,403
2013*	10.000000	11.616849	16.17%	686
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	11.981122	13.699933	14.35%	43,897
2016	11.213456	11.981122	6.85%	45,758
2015	11.380419	11.213456	-1.47%	46,137
2014	11.103153	11.380419	2.50%	50,389
2013*	10.000000	11.103153	11.03%	5,503
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.359466	13.179842	16.03%	17,321
2016	9.826878	11.359466	15.60%	33,900
2015*	10.000000	9.826878	-1.73%	11,465
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	16.462055	18.643974	13.25%	52,054
2016	15.922152	16.462055	3.39%	79,674
2015	16.147714	15.922152	-1.40%	71,457
2014	15.905211	16.147714	1.52%	27,484
2013	13.957075	15.905211	13.96%	1,671
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017*	10.000000	10.297571	2.98%	972
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	10.057106	10.338155	2.79%	56,063
2016	9.855048	10.057106	2.05%	13,468
2015*	10.000000	9.855048	-1.45%	5,276

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.268898	2.69%	122
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.750212	17.531847	11.31%	25,796
2016	12.063366	15.750212	30.56%	28,635
2015	12.948541	12.063366	-6.84%	10,078
2014	12.308958	12.948541	5.20%	9,307
2013*	10.000000	12.308958	23.09%	1,709
Delaware VIP Trust - Delaware VIP Value Series: Service Class - Q/NQ
2017	14.902190	16.851648	13.08%	78,774
2016	13.087719	14.902190	13.86%	42,857
2015	13.224883	13.087719	-1.04%	32,726
2014	11.678100	13.224883	13.25%	32,469
2013*	10.000000	11.678100	16.78%	11,369
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.205579	13.985274	14.58%	12,000
2016	10.637426	12.205579	14.74%	11,336
2015	10.955797	10.637426	-2.91%	10,630
2014*	10.000000	10.955797	9.56%	9,295
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	16.075871	20.336283	26.50%	12,972
2016	14.995581	16.075871	7.20%	18,034
2015	15.475757	14.995581	-3.10%	14,029
2014	14.410065	15.475757	7.40%	21,503
2013	11.974230	14.410065	20.34%	2,481
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.861802	11.190900	3.03%	45,816
2016	10.009845	10.861802	8.51%	41,147
2015	10.150755	10.009845	-1.39%	71,543
2014	10.133526	10.150755	0.17%	59,194
2013*	10.000000	10.133526	1.34%	12,061
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.498067	12.141286	15.65%	199,104
2016*	10.000000	10.498067	4.98%	7,357
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.078492	16.538281	-3.16%	31,264
2016	12.843431	17.078492	32.97%	11,961
2015	16.271269	12.843431	-21.07%	11,859
2014	18.727245	16.271269	-13.11%	1,444
2013	15.145498	18.727245	23.65%	487
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.329935	13.159258	16.15%	187,867
2016*	10.000000	11.329935	13.30%	14,186

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	15.555202	20.887157	34.28%	46,060
2016	15.532072	15.555202	0.15%	38,818
2015	14.587307	15.532072	6.48%	33,840
2014	13.192955	14.587307	10.57%	16,694
2013	9.739650	13.192955	35.46%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.884096	14.380703	3.58%	242,979
2016	13.342262	13.884096	4.06%	40,168
2015	13.510629	13.342262	-1.25%	13,950
2014	12.843389	13.510629	5.20%	7,759
2013	13.167219	12.843389	-2.46%	1,825
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	17.466754	20.969781	20.06%	19,952
2016	15.668529	17.466754	11.48%	29,045
2015	15.991885	15.668529	-2.02%	23,748
2014	15.142724	15.991885	5.61%	22,362
2013	11.189834	15.142724	35.33%	4,328
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.560253	12.981925	3.36%	22,772
2016	11.957195	12.560253	5.04%	23,342
2015	11.600534	11.957195	3.07%	25,300
2014	8.973224	11.600534	29.28%	21,396
2013*	10.000000	8.973224	-10.27%	2,008
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	21.216748	23.663362	11.53%	28,197
2016	18.821058	21.216748	12.73%	33,451
2015	20.148441	18.821058	-6.59%	34,875
2014	19.669146	20.148441	2.44%	4,606
2013	15.955490	19.669146	23.28%	1,513
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	20.657929	22.565727	9.24%	12,434
2016	18.189911	20.657929	13.57%	2,290
2015	19.649023	18.189911	-7.43%	8,991
2014	18.857496	19.649023	4.20%	8,277
2013	16.616680	18.857496	13.49%	6,254
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.978377	14.037990	8.16%	61,444
2016	11.616016	12.978377	11.73%	44,045
2015	12.104470	11.616016	-4.04%	42,435
2014	11.496781	12.104470	5.29%	25,618
2013*	10.000000	11.496781	14.97%	16,373
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	21.472081	23.664413	10.21%	0

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 - Q/NQ
2017	10.435478	10.867652	4.14%	20,972
2016	9.706682	10.435478	7.51%	36,253
2015	10.137878	9.706682	-4.25%	29,966
2014	9.992618	10.137878	1.45%	16,706
2013*	10.000000	9.992618	-0.07%	1,291
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.726322	9.874058	1.52%	104,727
2016	9.486539	9.726322	2.53%	33,098
2015	9.953064	9.486539	-4.69%	12,981
2014	9.813147	9.953064	1.43%	6,210
2013*	10.000000	9.813147	-1.87%	1,380
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.564258	11.901686	12.66%	0
2016	10.165663	10.564258	3.92%	986
2015	10.836856	10.165663	-6.19%	976
2014	10.467402	10.836856	3.53%	2,463
2013*	10.000000	10.467402	4.67%	1,502
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares - Q/NQ
2017	15.714563	17.408222	10.78%	34,198
2016	12.828372	15.714563	22.50%	12,674
2015	13.209362	12.828372	-2.88%	8,205
2014	12.431012	13.209362	6.26%	1,364
2013*	10.000000	12.431012	24.31%	804
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.448545	10.789258	3.26%	19,811
2016	10.541387	10.448545	-0.88%	18,688
2015	10.391606	10.541387	1.44%	16,530
2014	9.968853	10.391606	4.24%	16,994
2013*	10.000000	9.968853	-0.31%	2,726
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares - Q/NQ
2017	11.108559	12.188189	9.72%	8,996
2016	9.990219	11.108559	11.19%	11,107
2015	10.459166	9.990219	-4.48%	11,874
2014	9.915026	10.459166	5.49%	12,476
2013*	10.000000	9.915026	-0.85%	5,179
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.762558	17.390380	17.80%	13,372
2016	15.212357	14.762558	-2.96%	19,101
2015	16.664263	15.212357	-8.71%	28,264
2014	17.660979	16.664263	-5.64%	29,793
2013	14.170611	17.660979	24.63%	4,819

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.365073	12.075683	6.25%	18,196
2016	9.820954	11.365073	15.72%	184,500
2015	10.546419	9.820954	-6.88%	20,742
2014	10.390872	10.546419	1.50%	9,141
2013*	10.000000	10.390872	3.91%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.969235	17.655599	26.39%	16,414
2016	13.216878	13.969235	5.69%	35,018
2015	14.083970	13.216878	-6.16%	41,906
2014	13.108920	14.083970	7.44%	34,357
2013	10.129163	13.108920	29.42%	11,253
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2017	12.790792	15.266657	19.36%	0
2016	12.253324	12.790792	4.39%	3,118
2015	12.260945	12.253324	-0.06%	3,067
2014	11.739797	12.260945	4.44%	3,113
2013*	10.000000	11.739797	17.40%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2017	14.007489	15.417785	10.07%	8,000
2016	13.674902	14.007489	2.43%	52,295
2015	13.668230	13.674902	0.05%	53,164
2014	13.273035	13.668230	2.98%	8,483
2013	11.613831	13.273035	14.29%	4,230
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2017	11.174621	12.665885	13.35%	276,172
2016	11.019619	11.174621	1.41%	431,721
2015	11.111260	11.019619	-0.82%	489,679
2014	10.752637	11.111260	3.34%	377,504
2013*	10.000000	10.752637	7.53%	157,636
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2017	15.500864	17.707817	14.24%	72,015
2016	15.015616	15.500864	3.23%	80,747
2015	15.028037	15.015616	-0.08%	81,332
2014	14.475103	15.028037	3.82%	69,381
2013	12.027520	14.475103	20.35%	68,533
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2017	11.305113	13.027438	15.23%	664,794
2016	11.088768	11.305113	1.95%	852,014
2015	11.212557	11.088768	-1.10%	762,575
2014	10.834381	11.212557	3.49%	528,889
2013*	10.000000	10.834381	8.34%	128,579

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2017	16.268881	18.913017	16.25%	21,834
2016	15.627905	16.268881	4.10%	11,238
2015	15.681250	15.627905	-0.34%	11,478
2014	15.049880	15.681250	4.20%	10,466
2013	12.204008	15.049880	23.32%	3,334
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2017	10.894840	12.136681	11.40%	156,951
2016	10.808165	10.894840	0.80%	161,972
2015	10.908108	10.808165	-0.92%	195,988
2014	10.626707	10.908108	2.65%	86,774
2013*	10.000000	10.626707	6.27%	53,196
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2017	14.777353	16.597340	12.32%	0
2016	14.390402	14.777353	2.69%	0
2015	14.400902	14.390402	-0.07%	0
2014	13.918870	14.400902	3.46%	0
2013	11.872487	13.918870	17.24%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	15.734893	19.917075	26.58%	28,140
2016	14.092259	15.734893	11.66%	10,483
2015	13.635178	14.092259	3.35%	11,588
2014	12.196829	13.635178	11.79%	5,439
2013*	10.000000	12.196829	21.97%	372
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	10.024244	10.319017	2.94%	18,218
2016	9.845667	10.024244	1.81%	11,411
2015*	10.000000	9.845667	-1.54%	1,391
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.215616	20.995463	29.48%	7,158
2016	15.970347	16.215616	1.54%	7,275
2015	14.324546	15.970347	11.49%	11,978
2014	13.259315	14.324546	8.03%	12,821
2013	10.171128	13.259315	30.36%	6,602
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.296242	23.521157	44.33%	28,878
2016	14.370996	16.296242	13.40%	27,046
2015	13.788166	14.370996	4.23%	35,031
2014	12.660155	13.788166	8.91%	23,397
2013*	10.000000	12.660155	26.60%	670

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	9.009499	11.470487	27.32%	47,062
2016	7.489353	9.009499	20.30%	47,403
2015	9.405786	7.489353	-20.38%	54,160
2014	9.902718	9.405786	-5.02%	46,608
2013*	10.000000	9.902718	-0.97%	748
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.034346	10.380459	3.45%	60,151
2016*	10.000000	10.034346	0.34%	3,277
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	14.083987	17.721545	25.83%	12,754
2016	12.996854	14.083987	8.36%	10,123
2015	13.335142	12.996854	-2.54%	6,729
2014	14.473325	13.335142	-7.86%	6,080
2013	10.290103	14.473325	40.65%	5,940
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	11.113771	12.673752	14.04%	5,284
2016	10.031245	11.113771	10.79%	4,974
2015	11.815105	10.031245	-15.10%	4,919
2014	10.547641	11.815105	12.02%	3,204
2013*	10.000000	10.547641	5.48%	1,989
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	17.751279	20.747648	16.88%	47,962
2016	15.664497	17.751279	13.32%	38,517
2015	15.875685	15.664497	-1.33%	25,971
2014	14.463812	15.875685	9.76%	16,988
2013	10.709736	14.463812	35.05%	5,711
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	17.132583	21.640676	26.31%	112,472
2016	16.564945	17.132583	3.43%	58,679
2015	15.642851	16.564945	5.89%	50,200
2014	15.529769	15.642851	0.73%	37,919
2013	12.216316	15.529769	27.12%	1,152
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.088490	11.011364	9.15%	26,977
2016	9.159764	10.088490	10.14%	14,808
2015	9.305891	9.159764	-1.57%	16,534
2014	9.080785	9.305891	2.48%	13,584
2013*	10.000000	9.080785	-9.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.476683	10.622867	12.09%	5,751
2016	8.276007	9.476683	14.51%	3,785
2015*	10.000000	8.276007	-17.24%	3,385

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.516220	11.491010	9.27%	1,269
2016	10.238694	10.516220	2.71%	3,695
2015	10.427659	10.238694	-1.81%	4,146
2014	9.195812	10.427659	13.40%	3,715
2013*	10.000000	9.195812	-8.04%	1,236
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.855331	20.899554	17.05%	0
2016	16.149756	17.855331	10.56%	0
2015	17.466377	16.149756	-7.54%	476
2014	17.906029	17.466377	-2.46%	481
2013	13.627873	17.906029	31.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	27.058748	29.224794	8.00%	25,990
2016	22.599359	27.058748	19.73%	26,091
2015	23.744760	22.599359	-4.82%	8,580
2014	21.107239	23.744760	12.50%	2,660
2013	16.094570	21.107239	31.15%	1,225
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	21.887174	25.242608	15.33%	217,508
2016	20.160512	21.887174	8.56%	183,837
2015	20.044208	20.160512	0.58%	143,832
2014	19.168106	20.044208	4.57%	47,491
2013	15.610287	19.168106	22.79%	29,034
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.969889	12.305036	2.80%	306,757
2016	11.707536	11.969889	2.24%	63,804
2015	11.781754	11.707536	-0.63%	36,863
2014	11.268101	11.781754	4.56%	28,561
2013	11.612227	11.268101	-2.96%	3,280
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.760721	19.254419	30.44%	73,144
2016	14.792172	14.760721	-0.21%	67,553
2015	13.939506	14.792172	6.12%	49,804
2014	13.743208	13.939506	1.43%	45,477
2013	10.726280	13.743208	28.13%	5,148
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.565612	21.085808	27.29%	97,322
2016	15.249818	16.565612	8.63%	63,291
2015	14.386428	15.249818	6.00%	35,657
2014	13.365996	14.386428	7.63%	32,821
2013	10.353861	13.365996	29.09%	18,476

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	16.931866	20.562026	21.44%	257,011
2016	15.303049	16.931866	10.64%	98,041
2015	15.199322	15.303049	0.68%	93,790
2014	13.844441	15.199322	9.79%	74,407
2013	10.453661	13.844441	32.44%	3,719
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.279958	16.782509	17.52%	52,684
2016	12.161778	14.279958	17.42%	11,753
2015	13.031418	12.161778	-6.67%	18,954
2014	11.984941	13.031418	8.73%	28,605
2013*	10.000000	11.984941	19.85%	12,248
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.151648	11.974965	17.96%	29,412
2016*	10.000000	10.151648	1.52%	10,207
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.925895	11.617594	6.33%	6,103
2016	9.609358	10.925895	13.70%	4,623
2015	9.906204	9.609358	-3.00%	4,285
2014*	10.000000	9.906204	-0.94%	4,193
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	15.412017	19.151218	24.26%	23,147
2016	13.628066	15.412017	13.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	18.371995	21.658894	17.89%	968
2016	16.752155	18.371995	9.67%	1,389
2015	16.890109	16.752155	-0.82%	7,499
2014	15.345220	16.890109	10.07%	6,877
2013	11.119915	15.345220	38.00%	4,295
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	22.591605	26.956379	19.32%	0
2016	20.931503	22.591605	7.93%	0
2015	21.390665	20.931503	-2.15%	198
2014	20.552335	21.390665	4.08%	0
2013	15.937355	20.552335	28.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	14.778679	16.493603	11.60%	37,533
2016	13.983749	14.778679	5.68%	3,515
2015	14.190206	13.983749	-1.45%	3,518
2014	13.660149	14.190206	3.88%	545
2013	11.961763	13.660149	14.20%	0

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	15.526115	17.908319	15.34%	56,036
2016	14.524862	15.526115	6.89%	56,524
2015	14.779530	14.524862	-1.72%	86,509
2014	14.173110	14.779530	4.28%	50,746
2013	11.736560	14.173110	20.76%	11,770
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	14.037742	14.870739	5.93%	1,929
2016	13.472510	14.037742	4.20%	5,383
2015	13.626605	13.472510	-1.13%	5,504
2014	13.239604	13.626605	2.92%	0
2013	12.667905	13.239604	4.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	11.117584	12.708234	14.31%	58,779
2016	10.574553	11.117584	5.14%	37,759
2015	11.093328	10.574553	-4.68%	37,530
2014	10.891708	11.093328	1.85%	34,451
2013*	10.000000	10.891708	8.92%	22,862
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	11.123545	13.050201	17.32%	76,552
2016	10.514891	11.123545	5.79%	25,852
2015	11.098308	10.514891	-5.26%	6,836
2014	11.031075	11.098308	0.61%	14,672
2013*	10.000000	11.031075	10.31%	474
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	15.172834	17.223291	13.51%	54,786
2016	14.271843	15.172834	6.31%	48,885
2015	14.483509	14.271843	-1.46%	45,950
2014	13.906153	14.483509	4.15%	45,681
2013	11.851853	13.906153	17.33%	45,795
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	15.638298	18.390291	17.60%	14,906
2016	14.593145	15.638298	7.16%	14,906
2015	14.875999	14.593145	-1.90%	4,140
2014	14.284135	14.875999	4.14%	0
2013	11.540010	14.284135	23.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	14.399633	15.759941	9.45%	20,780
2016	13.639272	14.399633	5.57%	18,448
2015	13.841455	13.639272	-1.46%	18,568
2014	13.351978	13.841455	3.67%	14,745
2013	12.051242	13.351978	10.79%	0

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	14.785605	15.281344	3.35%	38,342
2016	14.365629	14.785605	2.92%	37,273
2015	14.498307	14.365629	-0.92%	39,557
2014	13.879033	14.498307	4.46%	28,047
2013	14.226213	13.879033	-2.44%	1,570
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.540211	14.723946	17.41%	206
2016	11.303324	12.540211	10.94%	0
2015	11.718883	11.303324	-3.55%	0
2014	11.408972	11.718883	2.72%	0
2013*	10.000000	11.408972	14.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.061277	13.674777	13.38%	669
2016	11.133316	12.061277	8.33%	676
2015	11.378444	11.133316	-2.15%	675
2014	11.215628	11.378444	1.45%	683
2013*	10.000000	11.215628	12.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.389463	11.823876	40.94%	27,342
2016	7.819685	8.389463	7.29%	12,498
2015	9.346014	7.819685	-16.33%	8,814
2014	9.930325	9.346014	-5.88%	7,904
2013*	10.000000	9.930325	-0.70%	6,957
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.391791	12.599600	1.68%	507
2016	12.349842	12.391791	0.34%	459
2015	12.412922	12.349842	-0.51%	440
2014	11.918234	12.412922	4.15%	485
2013	12.471873	11.918234	-4.44%	472
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.848729	9.850788	0.02%	495,889
2016	9.887420	9.848729	-0.39%	68,455
2015	9.927171	9.887420	-0.40%	66,902
2014	9.966993	9.927171	-0.40%	4,770
2013	10.007060	9.966993	-0.40%	15,765
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	10.797080	13.706237	26.94%	13,986
2016	10.746960	10.797080	0.47%	14,536
2015	11.130345	10.746960	-3.44%	15,485
2014	11.225362	11.130345	-0.85%	12,561
2013*	10.000000	11.225362	12.25%	1,542

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II - Q/NQ
2017	10.250335	12.716616	24.06%	25,178
2016	10.214674	10.250335	0.35%	20,235
2015	10.386367	10.214674	-1.65%	16,520
2014	11.108440	10.386367	-6.50%	5,529
2013*	10.000000	11.108440	11.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.174940	27.336337	17.96%	2,299
2016	21.255410	23.174940	9.03%	17,692
2015	21.555900	21.255410	-1.39%	18,845
2014	20.614741	21.555900	4.57%	17,964
2013	16.265631	20.614741	26.74%	16,194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	17.219854	19.060159	10.69%	36,695
2016	16.263812	17.219854	5.88%	18,433
2015	16.357524	16.263812	-0.57%	24,760
2014	15.703185	16.357524	4.17%	22,863
2013	13.900300	15.703185	12.97%	4,063
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	19.864896	22.715528	14.35%	57,398
2016	18.511831	19.864896	7.31%	54,758
2015	18.685531	18.511831	-0.93%	34,276
2014	17.831220	18.685531	4.79%	32,449
2013	14.982175	17.831220	19.02%	13,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.712374	14.433767	5.26%	1,985
2016	13.204327	13.712374	3.85%	0
2015	13.222335	13.204327	-0.14%	0
2014	12.778323	13.222335	3.47%	0
2013	12.238320	12.778323	4.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	11.105338	12.612954	13.58%	56,462
2016	10.547812	11.105338	5.29%	7,421
2015	10.944897	10.547812	-3.63%	7,855
2014	10.725444	10.944897	2.05%	7,546
2013*	10.000000	10.725444	7.25%	7,315
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	11.166364	13.008347	16.50%	101,308
2016	10.482498	11.166364	6.52%	8,797
2015	10.957960	10.482498	-4.34%	8,899
2014	10.814471	10.957960	1.33%	19,378
2013*	10.000000	10.814471	8.14%	3,881

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.429443	16.229645	12.48%	119,654
2016	13.521444	14.429443	6.72%	86,338
2015	13.621330	13.521444	-0.73%	83,201
2014	13.002365	13.621330	4.76%	76,248
2013	11.193433	13.002365	16.16%	13,695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	14.580402	16.944281	16.21%	8,337
2016	13.494333	14.580402	8.05%	5,419
2015	13.648116	13.494333	-1.13%	2,442
2014	13.055750	13.648116	4.54%	2,875
2013	10.711286	13.055750	21.89%	1,308
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.915837	15.136985	8.78%	15,764
2016	13.217808	13.915837	5.28%	15,811
2015	13.274940	13.217808	-0.43%	15,862
2014	12.725157	13.274940	4.32%	9,491
2013	11.562766	12.725157	10.05%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	10.357623	13.133872	26.80%	7,812
2016*	10.000000	10.357623	3.58%	8,747
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.512457	12.308345	17.08%	460,207
2016	9.723485	10.512457	8.11%	32,972
2015	9.986937	9.723485	-2.64%	12,184
2014*	10.000000	9.986937	-0.13%	777
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	11.133323	13.494749	21.21%	48,906
2016	10.157612	11.133323	9.61%	0
2015	10.183967	10.157612	-0.26%	582
2014*	10.000000	10.183967	1.84%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	21.698689	25.022222	15.32%	93,428
2016	18.111095	21.698689	19.81%	32,147
2015	18.656612	18.111095	-2.92%	8,850
2014	17.118870	18.656612	8.98%	5,651
2013	12.918390	17.118870	32.52%	1,380
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.976618	14.802217	5.91%	74,231
2016	12.915833	13.976618	8.21%	30,988
2015	13.353631	12.915833	-3.28%	28,417
2014	12.906030	13.353631	3.47%	25,502
2013	13.105196	12.906030	-1.52%	3,949

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.174478	20.923299	29.36%	17,736
2016	15.922414	16.174478	1.58%	17,507
2015	15.501239	15.922414	2.72%	19,447
2014	14.129588	15.501239	9.71%	16,592
2013	10.554257	14.129588	33.88%	568
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.235790	19.632416	13.90%	13,092
2016	14.912129	17.235790	15.58%	13,814
2015	15.504783	14.912129	-3.82%	19,300
2014	14.120642	15.504783	9.80%	13,148
2013	10.499650	14.120642	34.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.829603	20.105714	27.01%	11,994
2016	14.985576	15.829603	5.63%	7,709
2015	15.097909	14.985576	-0.74%	8,878
2014	14.614874	15.097909	3.31%	5,898
2013	10.586583	14.614874	38.05%	513
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I - Q/NQ
2017	15.729144	17.851530	13.49%	31,722
2016	13.414916	15.729144	17.25%	29,699
2015	13.849804	13.414916	-3.14%	12,760
2014	11.869535	13.849804	16.68%	1,719
2013*	10.000000	11.869535	18.70%	329
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	15.664938	17.016500	8.63%	12,863
2016	12.489018	15.664938	25.43%	12,366
2015	13.342701	12.489018	-6.40%	13,351
2014	12.517316	13.342701	6.59%	2,033
2013*	10.000000	12.517316	25.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	15.554144	17.581557	13.03%	19,043
2016	12.713691	15.554144	22.34%	18,688
2015	12.976926	12.713691	-2.03%	17,549
2014	12.923673	12.976926	0.41%	14,070
2013*	10.000000	12.923673	29.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	30.525513	32.271337	5.72%	2,737
2016	28.595734	30.525513	6.75%	2,513
2015	30.433140	28.595734	-6.04%	2,717
2014	23.759015	30.433140	28.09%	1,514
2013	23.227218	23.759015	2.29%	320

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.786888	17.853700	20.74%	293,432
2016	13.327370	14.786888	10.95%	159,468
2015	13.255901	13.327370	0.54%	64,687
2014	11.769981	13.255901	12.62%	57,153
2013*	10.000000	11.769981	17.70%	9,706
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	11.381846	11.515459	1.17%	28,136
2016	11.149634	11.381846	2.08%	17,797
2015	11.232712	11.149634	-0.74%	12,504
2014	11.222408	11.232712	0.09%	8,547
2013	11.255601	11.222408	-0.29%	3,471
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	15.019383	17.080822	13.73%	43,895
2016	12.475808	15.019383	20.39%	8,531
2015	13.168767	12.475808	-5.26%	3,518
2014	12.646058	13.168767	4.13%	1,092
2013*	10.000000	12.646058	26.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	15.086667	18.440090	22.23%	5,975
2016	14.979994	15.086667	0.71%	8,552
2015	15.650907	14.979994	-4.29%	7,306
2014	17.107421	15.650907	-8.51%	4,211
2013	14.302222	17.107421	19.61%	1,175
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	12.114036	16.489543	36.12%	18,041
2016	12.152598	12.114036	-0.32%	12,504
2015	11.738419	12.152598	3.53%	10,415
2014	11.521448	11.738419	1.88%	5,335
2013*	10.000000	11.521448	15.21%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares - Q/NQ
2017	10.718710	13.482793	25.79%	68,032
2016	10.994438	10.718710	-2.51%	39,031
2015	10.672293	10.994438	3.02%	44,788
2014	11.548870	10.672293	-7.59%	30,489
2013*	10.000000	11.548870	15.49%	9,058
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	15.249245	17.756645	16.44%	26,352
2016	13.716854	15.249245	11.17%	22,422
2015	13.328341	13.716854	2.91%	32,781
2014	12.088056	13.328341	10.26%	21,088
2013*	10.000000	12.088056	20.88%	901

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.876645	11.153277	12.93%	38,148
2016	8.782813	9.876645	12.45%	34,935
2015	9.710204	8.782813	-9.55%	27,288
2014	9.705044	9.710204	0.05%	14,848
2013*	10.000000	9.705044	-2.95%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.139141	6.239854	1.64%	12,433
2016	5.365735	6.139141	14.41%	11,764
2015	7.247000	5.365735	-25.96%	11,427
2014	8.940895	7.247000	-18.95%	10,726
2013*	10.000000	8.940895	-10.59%	2,094
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.201397	11.154434	9.34%	4,677
2016	9.046875	10.201397	12.76%	1,794
2015	9.303243	9.046875	-2.76%	1,876
2014	9.211222	9.303243	1.00%	2,915
2013*	10.000000	9.211222	-7.89%	807
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class - Q/NQ
2017	11.461139	11.730698	2.35%	10,600
2016	10.806420	11.461139	6.06%	10,635
2015	10.818405	10.806420	-0.11%	8,960
2014	9.771725	10.818405	10.71%	7,111
2013*	10.000000	9.771725	-2.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.878721	13.101405	10.29%	7,029
2016	11.589797	11.878721	2.49%	6,910
2015	12.535837	11.589797	-7.55%	7,020
2014	12.548417	12.535837	-0.10%	1,105
2013	13.484325	12.548417	-6.94%	1,058
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	11.390501	12.084179	6.09%	9,733
2016	10.178648	11.390501	11.91%	28,691
2015	10.403575	10.178648	-2.16%	7,712
2014	10.118267	10.403575	2.82%	3,578
2013*	10.000000	10.118267	1.18%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	12.281229	12.385406	0.85%	32,318
2016	12.171576	12.281229	0.90%	31,088
2015	12.194988	12.171576	-0.19%	69,565
2014	12.153023	12.194988	0.35%	56,008
2013	12.230224	12.153023	-0.63%	26,177

No Additional Contract Options Elected Total - 0.40%
Variable account charges of the daily net assets of the variable account - 0.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class - Q/NQ
2017	9.309815	9.602676	3.15%	14,092
2016	8.895023	9.309815	4.66%	16,147
2015	9.188156	8.895023	-3.19%	15,017
2014	8.956912	9.188156	2.58%	5,579
2013*	10.000000	8.956912	-10.43%	3,432
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.176449	10.369497	1.90%	35,513
2016*	10.000000	10.176449	1.76%	1,076
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	11.343818	11.842832	4.40%	97,216
2016	11.102414	11.343818	2.17%	70,827
2015	11.109719	11.102414	-0.07%	66,390
2014	10.708068	11.109719	3.75%	44,849
2013	10.976422	10.708068	-2.44%	7,376
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class - Q/NQ
2017	13.740655	14.421678	4.96%	25,239
2016	11.405305	13.740655	20.48%	23,290
2015	12.983402	11.405305	-12.15%	23,860
2014	12.626524	12.983402	2.83%	25,834
2013*	10.000000	12.626524	26.27%	3,693
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	29.701422	37.660976	26.80%	24,657
2016	33.399248	29.701422	-11.07%	18,365
2015	29.815329	33.399248	12.02%	14,143
2014	22.812304	29.815329	30.70%	4,439
2013	15.217363	22.812304	49.91%	370
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.919706	10.133479	2.16%	0
2016	9.721992	9.919706	2.03%	0
2015*	10.000000	9.721992	-2.78%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	8.649828	8.445469	-2.36%	4,319
2016	6.055585	8.649828	42.84%	4,301
2015	9.160029	6.055585	-33.89%	4,299
2014	11.402815	9.160029	-19.67%	4,649
2013*	10.000000	11.402815	14.03%	2,166
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	25.763796	32.296396	25.36%	4,527
2016	24.007242	25.763796	7.32%	1,394
2015	24.818995	24.007242	-3.27%	4,174
2014	25.395411	24.818995	-2.27%	4,071
2013	16.972302	25.395411	49.63%	1,167

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A - Q/NQ
2017	11.083029	12.632629	13.98%	4,267
2016	10.763259	11.083029	2.97%	4,243
2015	10.947718	10.763259	-1.68%	4,115
2014	10.544570	10.947718	3.82%	3,475
2013*	10.000000	10.544570	5.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A - Q/NQ
2017	15.598474	17.543681	12.47%	19,667
2016	12.544987	15.598474	24.34%	21,128
2015	13.353225	12.544987	-6.05%	3,558
2014	12.302255	13.353225	8.54%	2,212
2013*	10.000000	12.302255	23.02%	2,645
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	8.682073	8.557686	-1.43%	0
2016	6.203523	8.682073	39.95%	0
2015*	10.000000	6.203523	-37.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I - Q/NQ
2017	9.452811	9.764991	3.30%	13,410
2016	9.082326	9.452811	4.08%	11,502
2015	9.350423	9.082326	-2.87%	7,386
2014	9.081875	9.350423	2.96%	4,042
2013*	10.000000	9.081875	-9.18%	15
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2017	16.063277	17.834356	11.03%	3,464
2016	13.153733	16.063277	22.12%	994
2015	13.425477	13.153733	-2.02%	1,028
2014	11.601263	13.425477	15.72%	1,037
2013*	10.000000	11.601263	16.01%	630
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2017	11.893182	13.572165	14.12%	0
2016	11.153480	11.893182	6.63%	0
2015	11.342327	11.153480	-1.66%	0
2014	11.088254	11.342327	2.29%	0
2013*	10.000000	11.088254	10.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.321507	13.109522	15.79%	0
2016	9.813683	11.321507	15.36%	0
2015*	10.000000	9.813683	-1.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	16.210383	18.322203	13.03%	26,960
2016	15.710205	16.210383	3.18%	27,890
2015	15.964827	15.710205	-1.59%	37,831
2014	15.756713	15.964827	1.32%	11,385
2013	13.854573	15.756713	13.73%	544

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017*	10.000000	10.283854	2.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	10.023513	10.282979	2.59%	3,787
2016	9.841823	10.023513	1.85%	0
2015*	10.000000	9.841823	-1.58%	7,026
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.255215	2.55%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.634623	17.368344	11.09%	15,206
2016	11.998849	15.634623	30.30%	13,067
2015	12.905217	11.998849	-7.02%	15,507
2014	12.292457	12.905217	4.98%	15,040
2013*	10.000000	12.292457	22.92%	5,062
Delaware VIP Trust - Delaware VIP Value Series: Service Class - Q/NQ
2017	14.792827	16.694492	12.86%	13,951
2016	13.017735	14.792827	13.64%	14,410
2015	13.180634	13.017735	-1.24%	15,954
2014	11.662436	13.180634	13.02%	15,192
2013*	10.000000	11.662436	16.62%	7,969
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.140359	13.882708	14.35%	3,037
2016	10.601816	12.140359	14.51%	3,037
2015	10.941097	10.601816	-3.10%	3,037
2014*	10.000000	10.941097	9.41%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	15.788085	19.932262	26.25%	5,546
2016	14.756681	15.788085	6.99%	5,612
2015	15.259850	14.756681	-3.30%	5,638
2014	14.237610	15.259850	7.18%	6,274
2013	11.854719	14.237610	20.10%	2,614
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.782001	11.086431	2.82%	13,165
2016	9.956234	10.782001	8.29%	6,645
2015	10.116716	9.956234	-1.59%	10,875
2014	10.119872	10.116716	-0.03%	11,052
2013*	10.000000	10.119872	1.20%	4,598
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.484135	12.100905	15.42%	0
2016*	10.000000	10.484135	4.84%	0

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.817283	16.252721	-3.36%	15,961
2016	12.672389	16.817283	32.71%	11,996
2015	16.086944	12.672389	-21.23%	13,834
2014	18.552417	16.086944	-13.29%	10,822
2013	15.034279	18.552417	23.40%	1,981
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.314898	13.115495	15.91%	76,663
2016*	10.000000	11.314898	13.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	15.276672	20.472129	34.01%	36,973
2016	15.284581	15.276672	-0.05%	20,672
2015	14.383745	15.284581	6.26%	37,937
2014	13.035027	14.383745	10.35%	14,488
2013	9.642411	13.035027	35.18%	3,907
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.635632	14.095088	3.37%	31,105
2016	13.129797	13.635632	3.85%	31,084
2015	13.322233	13.129797	-1.44%	10,317
2014	12.689773	13.322233	4.98%	9,422
2013	13.035901	12.689773	-2.66%	7,126
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	17.154100	20.553218	19.82%	11,436
2016	15.418940	17.154100	11.25%	12,219
2015	15.768813	15.418940	-2.22%	22,637
2014	14.961541	15.768813	5.40%	9,244
2013	11.078166	14.961541	35.05%	2,333
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.468103	12.860886	3.15%	43,300
2016	11.893257	12.468103	4.83%	44,217
2015	11.561711	11.893257	2.87%	35,410
2014	8.961163	11.561711	29.02%	36,249
2013*	10.000000	8.961163	-10.39%	12,663
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	20.892466	23.255042	11.31%	2,572
2016	18.570581	20.892466	12.50%	2,572
2015	19.920315	18.570581	-6.78%	2,572
2014	19.485569	19.920315	2.23%	0
2013	15.838345	19.485569	23.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	20.342150	22.176322	9.02%	11,312
2016	17.947788	20.342150	13.34%	11,174
2015	19.426501	17.947788	-7.61%	9,117
2014	18.681451	19.426501	3.99%	28,593
2013	16.494660	18.681451	13.26%	14,009

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.883112	13.907052	7.95%	18,470
2016	11.553890	12.883112	11.50%	16,089
2015	12.063970	11.553890	-4.23%	12,943
2014	11.481366	12.063970	5.07%	19,334
2013*	10.000000	11.481366	14.81%	10,035
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	21.087618	23.194176	9.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 - Q/NQ
2017	10.358857	10.766261	3.93%	32,191
2016	9.654739	10.358857	7.29%	11,996
2015	10.103922	9.654739	-4.45%	14,649
2014	9.979194	10.103922	1.25%	10,673
2013*	10.000000	9.979194	-0.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.654921	9.781956	1.32%	23,842
2016	9.435788	9.654921	2.32%	21,689
2015	9.919736	9.435788	-4.88%	41,796
2014	9.799964	9.919736	1.22%	57,154
2013*	10.000000	9.799964	-2.00%	38,222
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.486714	11.790666	12.43%	0
2016	10.111287	10.486714	3.71%	0
2015	10.800588	10.111287	-6.38%	1,418
2014	10.453357	10.800588	3.32%	230
2013*	10.000000	10.453357	4.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares - Q/NQ
2017	15.599235	17.245867	10.56%	0
2016	12.759764	15.599235	22.25%	0
2015	13.165169	12.759764	-3.08%	1,124
2014	12.414349	13.165169	6.05%	190
2013*	10.000000	12.414349	24.14%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.371875	10.688639	3.05%	13,300
2016	10.485016	10.371875	-1.08%	12,039
2015	10.356834	10.485016	1.24%	11,535
2014	9.955475	10.356834	4.03%	8,308
2013*	10.000000	9.955475	-0.45%	808
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares - Q/NQ
2017	11.026997	12.074480	9.50%	4,988
2016	9.936758	11.026997	10.97%	7,819
2015	10.424138	9.936758	-4.68%	7,613
2014	9.901718	10.424138	5.28%	7,613
2013*	10.000000	9.901718	-0.98%	0

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.536865	17.090254	17.56%	30,780
2016	15.009851	14.536865	-3.15%	31,050
2015	16.475542	15.009851	-8.90%	25,035
2014	17.496121	16.475542	-5.83%	50,978
2013	14.066569	17.496121	24.38%	22,428
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.281660	11.963070	6.04%	41,648
2016	9.768420	11.281660	15.49%	37,563
2015	10.511116	9.768420	-7.07%	55,628
2014	10.376923	10.511116	1.29%	48,496
2013*	10.000000	10.376923	3.77%	19,606
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.838889	17.455863	26.14%	24,208
2016	13.119827	13.838889	5.48%	21,165
2015	14.008689	13.119827	-6.35%	26,303
2014	13.065093	14.008689	7.22%	23,844
2013	10.115592	13.065093	29.16%	11,103
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II - Q/NQ
2017	12.696886	15.124254	19.12%	584
2016	12.187778	12.696886	4.18%	580
2015	12.219902	12.187778	-0.26%	580
2014	11.724050	12.219902	4.23%	245
2013*	10.000000	11.724050	17.24%	0
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II - Q/NQ
2017	13.809192	15.169095	9.85%	3,834
2016	13.508361	13.809192	2.23%	3,870
2015	13.528939	13.508361	-0.15%	4,782
2014	13.164206	13.528939	2.77%	1,245
2013	11.541758	13.164206	14.06%	984
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II - Q/NQ
2017	11.098905	12.554876	13.12%	157,902
2016	10.966904	11.098905	1.20%	163,022
2015	11.080361	10.966904	-1.02%	92,163
2014	10.744297	11.080361	3.13%	72,001
2013*	10.000000	10.744297	7.44%	64,675
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II - Q/NQ
2017	15.281376	17.422142	14.01%	37,701
2016	14.832709	15.281376	3.02%	38,698
2015	14.874844	14.832709	-0.28%	50,255
2014	14.356388	14.874844	3.61%	47,922
2013	11.952859	14.356388	20.11%	47,448

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II - Q/NQ
2017	11.228469	12.913223	15.00%	124,487
2016	11.035682	11.228469	1.75%	126,646
2015	11.181338	11.035682	-1.30%	136,194
2014	10.825970	11.181338	3.28%	108,630
2013*	10.000000	10.825970	8.26%	36,680
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II - Q/NQ
2017	16.038542	18.607924	16.02%	3,147
2016	15.437552	16.038542	3.89%	18,139
2015	15.521430	15.437552	-0.54%	17,152
2014	14.926461	15.521430	3.99%	17,546
2013	12.128261	14.926461	23.07%	1,079
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II - Q/NQ
2017	10.821002	12.030291	11.18%	13,661
2016	10.756453	10.821002	0.60%	14,146
2015	10.877754	10.756453	-1.12%	23,018
2014	10.618462	10.877754	2.44%	23,796
2013*	10.000000	10.618462	6.18%	22,339
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II - Q/NQ
2017	14.568121	16.329585	12.09%	1,857
2016	14.215108	14.568121	2.48%	1,853
2015	14.254106	14.215108	-0.27%	7,089
2014	13.804697	14.254106	3.26%	5,928
2013	11.798783	13.804697	17.00%	6,801
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2017	15.619429	19.731370	26.33%	7,182
2016	14.016909	15.619429	11.43%	3,745
2015	13.589553	14.016909	3.14%	6,170
2014	12.180459	13.589553	11.57%	4,266
2013*	10.000000	12.180459	21.80%	464
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.990742	10.263923	2.73%	1,992
2016	9.832435	9.990742	1.61%	0
2015*	10.000000	9.832435	-1.68%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.925352	20.578380	29.22%	4,475
2016	15.715941	15.925352	1.33%	5,076
2015	14.124706	15.715941	11.27%	6,805
2014	13.100642	14.124706	7.82%	12,566
2013	10.069619	13.100642	30.10%	7,680

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.176662	23.301880	44.05%	18,991
2016	14.294150	16.176662	13.17%	22,686
2015	13.742035	14.294150	4.02%	19,170
2014	12.643183	13.742035	8.69%	11,131
2013*	10.000000	12.643183	26.43%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.943324	11.363462	27.06%	18,512
2016	7.449256	8.943324	20.06%	11,711
2015	9.374284	7.449256	-20.54%	13,249
2014	9.889422	9.374284	-5.21%	9,853
2013*	10.000000	9.889422	-1.11%	3,381
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.021024	10.345930	3.24%	25,173
2016*	10.000000	10.021024	0.21%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.952572	17.521058	25.58%	770
2016	12.901425	13.952572	8.15%	0
2015	13.263878	12.901425	-2.73%	0
2014	14.424959	13.263878	-8.05%	0
2013	10.276324	14.424959	40.37%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2017	11.032166	12.555516	13.81%	9,260
2016	9.977555	11.032166	10.57%	8,477
2015	11.775540	9.977555	-15.27%	8,487
2014	10.533475	11.775540	11.79%	6,344
2013*	10.000000	10.533475	5.33%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	17.433556	20.335514	16.65%	7,152
2016	15.414983	17.433556	13.09%	984
2015	15.654242	15.414983	-1.53%	3,805
2014	14.290755	15.654242	9.54%	1,458
2013	10.602861	14.290755	34.78%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.904808	21.310240	26.06%	36,223
2016	16.377502	16.904808	3.22%	34,854
2015	15.496956	16.377502	5.68%	26,227
2014	15.415882	15.496956	0.53%	2,770
2013	12.151096	15.415882	26.87%	2,010
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.014430	10.908653	8.93%	1,709
2016	9.110764	10.014430	9.92%	1,626
2015	9.274737	9.110764	-1.77%	1,100
2014	9.068590	9.274737	2.27%	770
2013*	10.000000	9.068590	-9.31%	858

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.444980	10.566139	11.87%	29,300
2016	8.264867	9.444980	14.28%	29,772
2015*	10.000000	8.264867	-17.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.439008	11.383805	9.05%	5,113
2016	10.183905	10.439008	2.50%	4,819
2015	10.392737	10.183905	-2.01%	3,676
2014	9.183457	10.392737	13.17%	4,852
2013*	10.000000	9.183457	-8.17%	2,240
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.635577	20.601022	16.82%	3,072
2016	15.982990	17.635577	10.34%	3,225
2015	17.320804	15.982990	-7.72%	1,757
2014	17.792539	17.320804	-2.65%	2,030
2013	13.568729	17.792539	31.13%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	26.645179	28.720513	7.79%	18,165
2016	22.298578	26.645179	19.49%	16,052
2015	23.475896	22.298578	-5.02%	895
2014	20.910219	23.475896	12.27%	863
2013	15.976401	20.910219	30.88%	1,521
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	21.552619	24.807026	15.10%	76,892
2016	19.892167	21.552619	8.35%	62,490
2015	19.817211	19.892167	0.38%	60,776
2014	18.989171	19.817211	4.36%	22,626
2013	15.495668	18.989171	22.55%	13,599
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.755628	12.060564	2.59%	20,033
2016	11.521039	11.755628	2.04%	10,710
2015	11.617410	11.521039	-0.83%	14,554
2014	11.133291	11.617410	4.35%	15,019
2013	11.496395	11.133291	-3.16%	12,224
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.496528	18.871976	30.18%	44,729
2016	14.556560	14.496528	-0.41%	38,226
2015	13.745070	14.556560	5.90%	56,071
2014	13.578776	13.745070	1.22%	28,025
2013	10.619243	13.578776	27.87%	2,176

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.269009	20.666843	27.03%	30,023
2016	15.006814	16.269009	8.41%	25,232
2015	14.185659	15.006814	5.79%	25,057
2014	13.205986	14.185659	7.42%	43,019
2013	10.250478	13.205986	28.83%	23,707
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	16.628740	20.153519	21.20%	76,853
2016	15.059223	16.628740	10.42%	35,188
2015	14.987253	15.059223	0.48%	55,092
2014	13.678741	14.987253	9.57%	61,525
2013	10.349323	13.678741	32.17%	37,857
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2017	14.175153	16.625995	17.29%	12,020
2016	12.096735	14.175153	17.18%	3,372
2015	12.987819	12.096735	-6.86%	3,518
2014	11.968871	12.987819	8.51%	5,445
2013*	10.000000	11.968871	19.69%	4,029
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.138174	11.935143	17.72%	1,947
2016*	10.000000	10.138174	1.38%	1,947
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.867126	11.531979	6.12%	0
2016	9.576846	10.867126	13.47%	0
2015	9.892571	9.576846	-3.19%	3,305
2014*	10.000000	9.892571	-1.07%	3,319
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	15.150074	18.788060	24.01%	10,466
2016	13.423318	15.150074	12.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	18.059731	21.248164	17.65%	594
2016	16.500453	18.059731	9.45%	10,789
2015	16.669806	16.500453	-1.02%	10,931
2014	15.175533	16.669806	9.85%	10,517
2013	11.019055	15.175533	37.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	22.246267	26.491198	19.08%	0
2016	20.652894	22.246267	7.72%	0
2015	21.148423	20.652894	-2.34%	0
2014	20.360476	21.148423	3.87%	0
2013	15.820331	20.360476	28.70%	0

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	14.533427	16.187430	11.38%	0
2016	13.779279	14.533427	5.47%	0
2015	14.010857	13.779279	-1.65%	0
2014	13.514637	14.010857	3.67%	0
2013	11.858147	13.514637	13.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	15.268490	17.575914	15.11%	16,166
2016	14.312504	15.268490	6.68%	16,625
2015	14.592761	14.312504	-1.92%	27,250
2014	14.022155	14.592761	4.07%	14,935
2013	11.634908	14.022155	20.52%	12,553
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	13.823170	14.614107	5.72%	0
2016	13.293183	13.823170	3.99%	0
2015	13.472286	13.293183	-1.33%	0
2014	13.115989	13.472286	2.72%	0
2013	12.574872	13.115989	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	11.035958	12.589690	14.08%	0
2016	10.517975	11.035958	4.92%	0
2015	11.056193	10.517975	-4.87%	0
2014	10.877084	11.056193	1.65%	0
2013*	10.000000	10.877084	8.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	11.041884	12.928472	17.09%	12,718
2016	10.458639	11.041884	5.58%	10,386
2015	11.061158	10.458639	-5.45%	10,475
2014	11.016276	11.061158	0.41%	9,933
2013*	10.000000	11.016276	10.16%	11,749
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	14.921077	16.903607	13.29%	1,341
2016	14.063183	14.921077	6.10%	3,148
2015	14.300475	14.063183	-1.66%	2,837
2014	13.758038	14.300475	3.94%	2,861
2013	11.749209	13.758038	17.10%	2,887
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	15.378795	18.048931	17.36%	2,011
2016	14.379769	15.378795	6.95%	2,011
2015	14.687991	14.379769	-2.10%	0
2014	14.131978	14.687991	3.93%	0
2013	11.440039	14.131978	23.53%	0

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	14.160677	15.467394	9.23%	1,002
2016	13.439849	14.160677	5.36%	0
2015	13.666521	13.439849	-1.66%	0
2014	13.209759	13.666521	3.46%	0
2013	11.946855	13.209759	10.57%	867
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	14.534408	14.991642	3.15%	6,669
2016	14.149899	14.534408	2.72%	3,101
2015	14.309305	14.149899	-1.11%	3,065
2014	13.725659	14.309305	4.25%	2,371
2013	14.097312	13.725659	-2.64%	1,371
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.448174	14.586621	17.18%	295
2016	11.242870	12.448174	10.72%	0
2015	11.679661	11.242870	-3.74%	0
2014	11.393668	11.679661	2.51%	0
2013*	10.000000	11.393668	13.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.972756	13.547238	13.15%	0
2016	11.073779	11.972756	8.12%	0
2015	11.340368	11.073779	-2.35%	0
2014	11.200583	11.340368	1.25%	0
2013*	10.000000	11.200583	12.01%	2,099
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.327862	11.713583	40.66%	27,772
2016	7.777831	8.327862	7.07%	3,672
2015	9.314722	7.777831	-16.50%	2,413
2014	9.916989	9.314722	-6.07%	2,217
2013*	10.000000	9.916989	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.169993	12.349299	1.47%	0
2016	12.153134	12.169993	0.14%	857
2015	12.239795	12.153134	-0.71%	813
2014	11.775653	12.239795	3.94%	835
2013	12.347476	11.775653	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.672332	9.654970	-0.18%	91,526
2016	9.729794	9.672332	-0.59%	8,931
2015	9.788528	9.729794	-0.60%	8,297
2014	9.847614	9.788528	-0.60%	11,037
2013	9.907059	9.847614	-0.60%	2

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2017	10.717838	13.578435	26.69%	6,846
2016	10.689485	10.717838	0.27%	5,087
2015	11.093098	10.689485	-3.64%	4,996
2014	11.210305	11.093098	-1.05%	3,926
2013*	10.000000	11.210305	12.10%	3,789
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II - Q/NQ
2017	10.175073	12.597989	23.81%	82,767
2016	10.160028	10.175073	0.15%	37,531
2015	10.351594	10.160028	-1.85%	12,812
2014	11.093541	10.351594	-6.69%	0
2013*	10.000000	11.093541	10.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.820713	26.864645	17.72%	1,745
2016	20.972516	22.820713	8.81%	675
2015	21.311811	20.972516	-1.59%	673
2014	20.422317	21.311811	4.36%	0
2013	16.146206	20.422317	26.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.956608	18.731206	10.47%	3,052
2016	16.047316	16.956608	5.67%	2,314
2015	16.172257	16.047316	-0.77%	2,407
2014	15.556573	16.172257	3.96%	0
2013	13.798213	15.556573	12.74%	739
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	19.561279	22.323573	14.12%	97,170
2016	18.265460	19.561279	7.09%	9,511
2015	18.473955	18.265460	-1.13%	17,686
2014	17.664781	18.473955	4.58%	7,620
2013	14.872165	17.664781	18.78%	6,325
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.502742	14.184650	5.05%	7,520
2016	13.028555	13.502742	3.64%	6,908
2015	13.072580	13.028555	-0.34%	6,906
2014	12.659011	13.072580	3.27%	5,823
2013	12.148442	12.659011	4.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	11.023815	12.495309	13.35%	0
2016	10.491381	11.023815	5.07%	0
2015	10.908256	10.491381	-3.82%	0
2014	10.711055	10.908256	1.84%	0
2013*	10.000000	10.711055	7.11%	0

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	11.084397	12.887013	16.26%	1,321
2016	10.426423	11.084397	6.31%	1,321
2015	10.921278	10.426423	-4.53%	1,321
2014	10.799949	10.921278	1.12%	1,321
2013*	10.000000	10.799949	8.00%	2,167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.167567	15.903207	12.25%	8,559
2016	13.302685	14.167567	6.50%	8,754
2015	13.427906	13.302685	-0.93%	8,110
2014	12.843520	13.427906	4.55%	1,059
2013	11.078923	12.843520	15.93%	1,064
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	14.315801	16.603475	15.98%	20,694
2016	13.276010	14.315801	7.83%	0
2015	13.454322	13.276010	-1.33%	0
2014	12.896268	13.454322	4.33%	0
2013	10.601723	12.896268	21.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.663303	14.832547	8.56%	8,640
2016	13.003967	13.663303	5.07%	8,336
2015	13.086452	13.003967	-0.63%	6,881
2014	12.569721	13.086452	4.11%	5,822
2013	11.444500	12.569721	9.83%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	10.343300	13.089475	26.55%	9,150
2016*	10.000000	10.343300	3.43%	8,422
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.460542	12.223046	16.85%	15,441
2016	9.694868	10.460542	7.90%	42,187
2015	9.977583	9.694868	-2.83%	41,987
2014*	10.000000	9.977583	-0.22%	15,259
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	11.078322	13.401214	20.97%	608
2016	10.127715	11.078322	9.39%	0
2015	10.174434	10.127715	-0.46%	0
2014*	10.000000	10.174434	1.74%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	21.310272	24.525143	15.09%	20,648
2016	17.822559	21.310272	19.57%	8,905
2015	18.396332	17.822559	-3.12%	6,637
2014	16.913997	18.396332	8.76%	2,734
2013	12.789447	16.913997	32.25%	614

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.726487	14.508218	5.70%	7,009
2016	12.710128	13.726487	8.00%	3,810
2015	13.167404	12.710128	-3.47%	3,881
2014	12.751657	13.167404	3.26%	2,422
2013	12.974498	12.751657	-1.72%	2,386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.899601	20.526565	29.10%	3,096
2016	15.683227	15.899601	1.38%	3,560
2015	15.299096	15.683227	2.51%	2,642
2014	13.973382	15.299096	9.49%	2,781
2013	10.458559	13.973382	33.61%	2,650
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.942773	19.260038	13.68%	5,076
2016	14.688032	16.942773	15.35%	4,320
2015	15.302520	14.688032	-4.02%	3,440
2014	13.964472	15.302520	9.58%	1,507
2013	10.404403	13.964472	34.22%	1,805
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.560543	19.724426	26.76%	5,875
2016	14.760409	15.560543	5.42%	4,459
2015	14.900987	14.760409	-0.94%	4,062
2014	14.453286	14.900987	3.10%	6,467
2013	10.490584	14.453286	37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I - Q/NQ
2017	15.613733	17.685082	13.27%	6,204
2016	13.343185	15.613733	17.02%	4,474
2015	13.803462	13.343185	-3.33%	1,506
2014	11.853608	13.803462	16.45%	0
2013*	10.000000	11.853608	18.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	15.549976	16.857808	8.41%	6,468
2016	12.422220	15.549976	25.18%	5,446
2015	13.298055	12.422220	-6.59%	4,693
2014	12.500529	13.298055	6.38%	2,367
2013*	10.000000	12.500529	25.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	15.440014	17.417619	12.81%	13,986
2016	12.645706	15.440014	22.10%	11,987
2015	12.933513	12.645706	-2.23%	21,896
2014	12.906362	12.933513	0.21%	26,609
2013*	10.000000	12.906362	29.06%	17,605

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	30.059209	31.714757	5.51%	1,167
2016	28.215357	30.059209	6.53%	1,095
2015	30.088762	28.215357	-6.23%	1,086
2014	23.537362	30.088762	27.83%	1,063
2013	23.056824	23.537362	2.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.678372	17.687218	20.50%	175,288
2016	13.256101	14.678372	10.73%	65,386
2015	13.211550	13.256101	0.34%	23,856
2014	11.754195	13.211550	12.40%	5,075
2013*	10.000000	11.754195	17.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	11.188452	11.297131	0.97%	8,395
2016	10.982180	11.188452	1.88%	9,692
2015	11.086271	10.982180	-0.94%	9,544
2014	11.098382	11.086271	-0.11%	30,001
2013	11.153590	11.098382	-0.49%	3,830
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.909150	16.921520	13.50%	30,551
2016	12.409083	14.909150	20.15%	10,767
2015	13.124698	12.409083	-5.45%	6,808
2014	12.629110	13.124698	3.92%	2,092
2013*	10.000000	12.629110	26.29%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.855997	18.121802	21.98%	2,318
2016	14.780561	14.855997	0.51%	2,008
2015	15.473637	14.780561	-4.48%	1,556
2014	16.947703	15.473637	-8.70%	1,325
2013	14.197185	16.947703	19.37%	2,028
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	12.025125	16.335766	35.85%	16,622
2016	12.087600	12.025125	-0.52%	17,636
2015	11.699132	12.087600	3.32%	11,630
2014	11.505998	11.699132	1.68%	46,544
2013*	10.000000	11.505998	15.06%	36,170
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares - Q/NQ
2017	10.640019	13.357027	25.54%	20,406
2016	10.935616	10.640019	-2.70%	15,863
2015	10.636567	10.935616	2.81%	9,626
2014	11.533377	10.636567	-7.78%	45,703
2013*	10.000000	11.533377	15.33%	33,980

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2017	15.137336	17.591070	16.21%	7,629
2016	13.643505	15.137336	10.95%	8,289
2015	13.283744	13.643505	2.71%	8,494
2014	12.071846	13.283744	10.04%	8,030
2013*	10.000000	12.071846	20.72%	8,150
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.804126	11.049228	12.70%	16,873
2016	8.735811	9.804126	12.23%	16,704
2015	9.677680	8.735811	-9.73%	8,340
2014	9.692003	9.677680	-0.15%	16,734
2013*	10.000000	9.692003	-3.08%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.094024	6.181580	1.44%	2,897
2016	5.336989	6.094024	14.18%	449
2015	7.222702	5.336989	-26.11%	400
2014	8.928883	7.222702	-19.11%	294
2013*	10.000000	8.928883	-10.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.126451	11.050319	9.12%	25,307
2016	8.998433	10.126451	12.54%	31,727
2015	9.272050	8.998433	-2.95%	10,261
2014	9.198807	9.272050	0.80%	9,998
2013*	10.000000	9.198807	-8.01%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class - Q/NQ
2017	11.376974	11.621241	2.15%	928
2016	10.748601	11.376974	5.85%	0
2015	10.782177	10.748601	-0.31%	3,144
2014	9.758602	10.782177	10.49%	3,417
2013*	10.000000	9.758602	-2.41%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.697081	12.875215	10.07%	1,383
2016	11.435472	11.697081	2.29%	1,277
2015	12.393801	11.435472	-7.73%	0
2014	12.431196	12.393801	-0.30%	0
2013	13.385237	12.431196	-7.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	11.306818	11.971390	5.88%	1,601
2016	10.124140	11.306818	11.68%	660
2015	10.368689	10.124140	-2.36%	707
2014	10.104624	10.368689	2.61%	3,407
2013*	10.000000	10.104624	1.05%	0

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	12.093437	12.171606	0.65%	21,821
2016	12.009515	12.093437	0.70%	24,649
2015	12.056830	12.009515	-0.39%	62,872
2014	12.039522	12.056830	0.14%	23,681
2013	12.140388	12.039522	-0.83%	6,230
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class - Q/NQ
2017	9.241477	9.513109	2.94%	3,978
2016	8.847442	9.241477	4.45%	912
2015	9.157386	8.847442	-3.38%	301
2014	8.944879	9.157386	2.38%	0
2013*	10.000000	8.944879	-10.55%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.162770	10.334821	1.69%	1,820
2016*	10.000000	10.162770	1.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	11.215401	11.685303	4.19%	60,858
2016	10.998760	11.215401	1.97%	39,178
2015	11.028131	10.998760	-0.27%	35,920
2014	10.650825	11.028131	3.54%	35,016
2013	10.939724	10.650825	-2.64%	10,439
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class - Q/NQ
2017	13.639793	14.287161	4.75%	1,070
2016	11.344292	13.639793	20.23%	1,412
2015	12.939951	11.344292	-12.33%	1,379
2014	12.609593	12.939951	2.62%	1,356
2013*	10.000000	12.609593	26.10%	1,749
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	29.306586	37.085965	26.54%	12,112
2016	33.021410	29.306586	-11.25%	9,977
2015	29.537341	33.021410	11.80%	14,433
2014	22.645032	29.537341	30.44%	7,864
2013	15.136129	22.645032	49.61%	1,653
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.886542	10.079358	1.95%	0
2016	9.708929	9.886542	1.83%	0
2015*	10.000000	9.708929	-2.91%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	8.586269	8.366622	-2.56%	25,898
2016	6.023143	8.586269	42.55%	20,575
2015	9.129343	6.023143	-34.02%	19,802
2014	11.387513	9.129343	-19.83%	18,011
2013*	10.000000	11.387513	13.88%	2,148

Maximum Additional Contract Options Elected Total - 0.60%
Variable account charges of the daily net assets of the variable account - 0.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	25.369991	31.739082	25.10%	5,517
2016	23.687710	25.369991	7.10%	5,302
2015	24.537953	23.687710	-3.47%	8,875
2014	25.158395	24.537953	-2.47%	9,006
2013	16.847674	25.158395	49.33%	974

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track Option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track Option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.

Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track Option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
For contracts with applications signed on or after May 1, 2018, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after April 1, 2017 and before May 1, 2018		For contracts with applications signed on or after March 13, 2017 and before April 1, 2017
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½**	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
**In New York the Contract Owner’s Age is 50 up to 59½.

Nationwide DestinationSM Architect 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No direct or indirect underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

	Statement of Operations	May 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 22, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

	Statement of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Service Class 2 (FC2)

	Statement of Changes in Contract Owners’ Equity	January 11, 2016 to December 31, 2016

Invesco Investments Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)

Statement of Operations	March 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016 and March 13, 2017 to December 31, 2017
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

Statement of Operations	January 30, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 5, 2016 to December 31, 2016 and January 30, 2017 to December 31, 2017
T. Rowe Price Equity Income Portfolio - II (TREI2)

Statement of Operations	March 31, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 12, 2016 to December 31, 2016 and March 31, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Guardian Portfolio - I Class Shares (AMGP)

Statement of Operations	December 22, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Service Shares (OVCAFS)

Statement of Operations	January 3, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and January 3, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Statement of Operations	January 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	January 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,551,252 shares (cost $26,014,191)	$21,345,223
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
15,915 shares (cost $293,312)	376,223
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
40,413 shares (cost $476,121)	474,043
VPS Growth and Income Portfolio - Class B (ALVGIB)
141,330 shares (cost $3,160,038)	4,646,939
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,124 shares (cost $48,517)	53,897
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,389,813 shares (cost $16,446,735)	18,039,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
42,380 shares (cost $821,724)	918,788
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,338,758 shares (cost $105,650,415)	114,676,520
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,686 shares (cost $24,896)	25,600
VP Inflation Protection Fund - Class I (ACVIP1)
113,679 shares (cost $1,158,975)	1,162,932
VP Balanced Fund - Class I (ACVB)
3,910,375 shares (cost $26,443,041)	29,445,124
VP Capital Appreciation Fund - Class I (ACVCA)
2,182 shares (cost $31,030)	32,797
VP Income & Growth Fund - Class I (ACVIG)
1,373,783 shares (cost $11,364,102)	14,713,214
VP Income & Growth Fund - Class II (ACVIG2)
344,607 shares (cost $2,892,708)	3,694,188
VP Inflation Protection Fund - Class II (ACVIP2)
22,454,714 shares (cost $243,692,668)	229,262,626
VP International Fund - Class I (ACVI)
658 shares (cost $7,140)	8,011
VP Mid Cap Value Fund - Class I (ACVMV1)
569,085 shares (cost $11,179,613)	12,946,684
VP Mid Cap Value Fund - Class II (ACVMV2)
7,838,189 shares (cost $145,593,983)	178,397,175
Growth Fund - Class 1 (AFGF)
138,394 shares (cost $8,925,832)	10,773,938
High-Income Bond Fund - Class 1 (AFHY)
74,897 shares (cost $761,448)	763,205
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
59,651,395 shares (cost $705,487,804)	808,276,398
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
56,673 shares (cost $693,749)	684,609
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
4,207,618 shares (cost $31,075,339)	31,052,222
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
21,081,571 shares (cost $248,219,488)	247,919,275
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
19,864,959 shares (cost $211,446,587)	240,763,307
Global Allocation V.I. Fund - Class III (MLVGA3)
25,334,503 shares (cost $371,928,042)	375,964,025
Money Market Portfolio(TM) (CHSMM)
4,939,548 shares (cost $4,939,548)	4,939,548
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
259,047 shares (cost $1,747,103)	1,756,339
VIP Value Series: Service Class (DWVVLS)
49,599 shares (cost $1,431,350)	1,560,371

VIP Small Cap Value Series: Service Class (DWVSVS)
1,430,591 shares (cost $53,099,716)	60,828,747
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,593,414 shares (cost $31,307,568)	35,772,148
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,004,155 shares (cost $63,648,777)	80,563,606
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,364,290 shares (cost $138,270,734)	233,402,203
Stock Index Fund, Inc. - Service Shares (DSIFS)
2,761,063 shares (cost $104,291,741)	147,827,320
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
945,665 shares (cost $30,230,996)	38,081,936
Appreciation Portfolio - Initial Shares (DCAP)
586,638 shares (cost $24,064,862)	26,228,603
Appreciation Portfolio - Service Shares (DCAPS)
2,335,735 shares (cost $97,068,576)	103,566,480
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
16,882 shares (cost $756,239)	995,879
Growth and Income Portfolio - Initial Shares (DGI)
431,466 shares (cost $9,881,058)	14,117,583
Floating-Rate Income Fund (ETVFR)
6,027,231 shares (cost $54,819,853)	55,872,429
Managed Tail Risk Fund II - Service Shares (FCA2S)
118,015 shares (cost $690,150)	618,399
Quality Bond Fund II - Primary Shares (FQB)
546,395 shares (cost $6,151,601)	6,037,666
Quality Bond Fund II - Service Shares (FQBS)
1,732,573 shares (cost $19,368,081)	19,075,634
Equity-Income Portfolio - Initial Class (FEIP)
12,868,605 shares (cost $267,629,702)	307,430,978
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
444,557 shares (cost $5,039,586)	6,392,733
High Income Portfolio - Initial Class (FHIP)
8,047,082 shares (cost $44,742,508)	43,856,598
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,739,153 shares (cost $98,103,894)	102,637,303
VIP Balanced Portfolio - Service Class 2 (FB2)
16,837,853 shares (cost $287,429,931)	308,637,846
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,470,373 shares (cost $90,390,687)	88,289,868
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,334,294 shares (cost $277,564,625)	310,955,743
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
366,020 shares (cost $4,548,518)	4,908,332
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,088,674 shares (cost $220,429,149)	254,833,795
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
676,945 shares (cost $8,500,234)	9,470,456
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,464,429 shares (cost $370,679,259)	466,494,134
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
914,874 shares (cost $11,107,763)	13,393,748
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,869,312 shares (cost $63,564,904)	71,091,961
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
11,904,100 shares (cost $238,331,078)	264,509,103
VIP Growth Portfolio - Initial Class (FGP)
5,234,691 shares (cost $184,340,922)	387,628,903
VIP Growth Portfolio - Service Class 2 (FG2)
4,990,860 shares (cost $296,973,904)	363,634,028
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,092,101 shares (cost $14,014,785)	13,826,003
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
46,689,723 shares (cost $588,039,576)	583,154,642
VIP Mid Cap Portfolio - Service Class (FMCS)
508,350 shares (cost $16,708,408)	19,622,297

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,558,129 shares (cost $237,662,188)	285,621,686
VIP Overseas Portfolio - Initial Class (FOP)
2,616,033 shares (cost $49,358,610)	59,828,680
VIP Overseas Portfolio - Service Class 2 (FO2)
4,475,353 shares (cost $89,409,097)	101,411,490
VIP Value Strategies Portfolio - Service Class (FVSS)
326,344 shares (cost $3,965,593)	4,643,873
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
114,648 shares (cost $2,215,457)	2,194,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,359,634 shares (cost $252,977,301)	264,535,285
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,298,281 shares (cost $28,357,116)	36,949,069
Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,928,688 shares (cost $89,705,768)	97,588,024
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
56,536 shares (cost $1,163,467)	1,119,417
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,446,710 shares (cost $12,749,327)	14,799,843
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,425,129 shares (cost $39,682,106)	37,516,743
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,162,431 shares (cost $128,969,891)	118,251,731
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,678,411 shares (cost $98,714,970)	101,083,457
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
53,194 shares (cost $570,862)	574,496
VI American Franchise Fund - Series II Shares (ACEG2)
91,174 shares (cost $5,042,550)	5,543,393
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,095,147 shares (cost $15,200,637)	15,452,520
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,054,286 shares (cost $15,264,717)	16,890,201
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
15,019 shares (cost $177,895)	169,865
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,234,155 shares (cost $13,071,298)	14,600,059
Balanced Portfolio: Service Shares (JABS)
273,970 shares (cost $8,256,086)	10,161,534
Enterprise Portfolio: Service Shares (JAMGS)
10,532 shares (cost $636,636)	702,181
Flexible Bond Portfolio: Service Shares (JAFBS)
4,403,405 shares (cost $56,679,217)	56,055,344
Forty Portfolio: Service Shares (JACAS)
3,636,111 shares (cost $125,673,399)	137,590,423
Global Technology Portfolio: Service Shares (JAGTS)
10,611,843 shares (cost $94,582,173)	122,672,906
Overseas Portfolio: Service Shares (JAIGS)
1,482,020 shares (cost $47,432,223)	45,557,286
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2,056,676 shares (cost $39,350,992)	48,516,980
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,629,418 shares (cost $27,538,806)	27,146,104
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
338,240 shares (cost $5,728,508)	6,216,852
New Discovery Series - Service Class (MNDSC)
2,054,274 shares (cost $33,386,664)	38,147,871
Utilities Series - Service Class (MVUSC)
6,323 shares (cost $191,625)	183,228
Value Series - Service Class (MVFSC)
20,562,707 shares (cost $305,935,662)	422,563,623
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,770,142 shares (cost $227,630,045)	299,409,948

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,685,920 shares (cost $13,008,520)	13,234,472
Core Plus Fixed Income Portfolio - Class I (MSVFI)
221,905 shares (cost $2,374,275)	2,436,516
Core Plus Fixed Income Portfolio - Class II (MSVF2)
964,138 shares (cost $10,111,237)	10,547,665
Emerging Markets Debt Portfolio - Class I (MSEM)
216,094 shares (cost $1,655,554)	1,746,038
Emerging Markets Debt Portfolio - Class II (MSEMB)
87,185 shares (cost $703,863)	699,224
Global Real Estate Portfolio - Class II (VKVGR2)
19,480 shares (cost $204,018)	216,037
U.S. Real Estate Portfolio - Class I (MSVRE)
1,225 shares (cost $19,077)	26,612
U.S. Real Estate Portfolio - Class II (MSVREB)
124 shares (cost $1,957)	2,685
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
24,250,269 shares (cost $239,345,891)	269,662,991
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
129,371,762 shares (cost $1,310,622,829)	1,499,418,724
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,650,622 shares (cost $41,691,587)	44,583,457
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,131,435 shares (cost $178,958,276)	185,783,655
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,862,592 shares (cost $4,704,490,053)	6,679,395,950
American Funds NVIT Bond Fund - Class II (GVABD2)
244,292,220 shares (cost $2,766,115,228)	2,809,360,532
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
10,406,651 shares (cost $279,470,328)	329,890,836
American Funds NVIT Growth Fund - Class II (GVAGR2)
6,559,679 shares (cost $445,700,887)	575,808,606
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,930,658 shares (cost $2,556,905,313)	3,074,468,902
Federated NVIT High Income Bond Fund - Class I (HIBF)
9,958,898 shares (cost $63,936,296)	65,629,136
NVIT Emerging Markets Fund - Class I (GEM)
806,768 shares (cost $9,259,667)	11,036,581
NVIT Emerging Markets Fund - Class II (GEM2)
5,042,971 shares (cost $57,347,514)	68,130,535
NVIT International Equity Fund - Class I (GIG)
1,540,170 shares (cost $16,390,301)	18,189,404
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,506,940 shares (cost $45,723,977)	52,776,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,600,235 shares (cost $59,580,018)	77,948,771
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,440,167 shares (cost $35,146,541)	40,146,750
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
156,433 shares (cost $2,201,059)	2,205,702
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,507,531 shares (cost $99,725,435)	119,786,037
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,233,901 shares (cost $74,512,752)	73,930,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
201,813,373 shares (cost $2,160,527,005)	2,286,545,515
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
252,165,848 shares (cost $2,615,688,309)	2,776,345,988
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
68,568,614 shares (cost $721,746,236)	696,657,115
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
247,822,900 shares (cost $2,608,687,363)	2,738,443,050
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,645,687 shares (cost $374,540,394)	369,304,192

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,278,283 shares (cost $807,522,013)	819,027,714
NVIT Core Bond Fund - Class I (NVCBD1)
320,679 shares (cost $3,506,525)	3,463,334
NVIT Core Bond Fund - Class II (NVCBD2)
9,282,110 shares (cost $101,514,943)	99,875,500
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,236,600 shares (cost $71,176,486)	70,161,753
NVIT Nationwide Fund - Class I (TRF)
6,748,723 shares (cost $68,398,427)	128,968,091
NVIT Nationwide Fund - Class II (TRF2)
5,889,100 shares (cost $59,049,053)	112,128,469
NVIT Government Bond Fund - Class I (GBF)
18,893,204 shares (cost $210,224,458)	202,346,215
NVIT International Index Fund - Class II (GVIX2)
131,425 shares (cost $1,243,377)	1,362,881
NVIT International Index Fund - Class VIII (GVIX8)
7,861,167 shares (cost $73,156,241)	81,205,859
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,717,287 shares (cost $141,756,841)	186,555,098
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,460,943 shares (cost $1,412,954,004)	1,602,315,797
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,547,350 shares (cost $1,279,167,461)	1,551,474,281
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
66,321,915 shares (cost $684,172,530)	668,524,904
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
186,067,988 shares (cost $2,096,114,940)	2,422,605,209
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
59,004,982 shares (cost $617,032,537)	832,560,301
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,445,658 shares (cost $755,441,432)	812,337,126
NVIT Mid Cap Index Fund - Class I (MCIF)
9,273,130 shares (cost $208,612,740)	241,286,836
NVIT Money Market Fund - Class I (SAM)
518,254,091 shares (cost $518,254,091)	518,254,091
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,080,095 shares (cost $24,330,962)	25,023,543
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
9,382,135 shares (cost $89,088,039)	112,585,620
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
275,194 shares (cost $3,005,354)	3,175,733
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,169,733 shares (cost $53,004,434)	59,296,841
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
701,763 shares (cost $8,617,976)	9,550,996
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
8,975,800 shares (cost $101,318,280)	121,083,544
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
395,656 shares (cost $4,189,479)	4,296,821
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
8,216,193 shares (cost $86,344,483)	88,652,723
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
14,503,489 shares (cost $144,539,250)	178,392,917
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,704,657 shares (cost $122,177,096)	126,529,049
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
59,824 shares (cost $640,525)	676,012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
24,438,643 shares (cost $261,583,146)	277,378,595
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
333,502 shares (cost $6,043,747)	6,439,923
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,924,147 shares (cost $33,133,403)	34,769,342

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,073,431 shares (cost $24,942,822)	31,806,428
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,845,510 shares (cost $40,348,529)	42,568,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,110,934 shares (cost $56,825,751)	70,431,546
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,149,074 shares (cost $43,197,237)	46,140,624
NVIT Multi-Sector Bond Fund - Class I (MSBF)
26,431,634 shares (cost $242,339,835)	244,756,928
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,728,236 shares (cost $142,788,753)	140,439,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,144,163 shares (cost $328,263,090)	376,757,123
NVIT Large Cap Growth Fund - Class II (NVOLG2)
14,495,838 shares (cost $258,737,622)	283,538,582
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,769,474 shares (cost $195,031,772)	214,313,876
Invesco NVIT Comstock Value Fund - Class I (EIF)
53,931 shares (cost $1,014,197)	1,084,015
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,459,771 shares (cost $141,507,275)	208,881,633
NVIT Real Estate Fund - Class I (NVRE1)
7,286,430 shares (cost $55,567,486)	47,070,336
NVIT Real Estate Fund - Class II (NVRE2)
14,546,817 shares (cost $107,162,826)	92,808,690
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
691,830 shares (cost $7,968,935)	8,938,438
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
768,535 shares (cost $9,428,059)	10,290,681
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
110,711,458 shares (cost $1,174,357,197)	1,251,039,479
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
53,670,833 shares (cost $567,191,712)	593,599,418
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
84,856,446 shares (cost $903,692,325)	1,019,974,485
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
39,665,376 shares (cost $420,700,798)	461,308,322
NVIT Small Cap Index Fund - Class II (NVSIX2)
6,441,895 shares (cost $82,351,221)	87,158,841
NVIT S&P 500 Index Fund - Class II (GVEX2)
35,318,638 shares (cost $519,372,567)	616,663,412
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
19,464,123 shares (cost $188,828,681)	216,246,404
Short Duration Bond Portfolio - I Class Shares (AMTB)
7,833,929 shares (cost $84,398,329)	81,942,897
Guardian Portfolio - I Class Shares (AMGP)
1 shares (cost $10)	10
International Portfolio - S Class Shares (AMINS)
18,210 shares (cost $222,244)	248,200
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
518 shares (cost $13,080)	14,402
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
128,782 shares (cost $2,892,387)	3,318,720
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
872 shares (cost $10,121)	14,564
Socially Responsive Portfolio - I Class Shares (AMSRS)
748,562 shares (cost $13,993,822)	19,170,676
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
959,448 shares (cost $11,011,180)	11,532,570
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
889,927 shares (cost $10,497,409)	11,186,384
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
678,486 shares (cost $8,124,528)	8,535,359

International Growth Fund/VA - Service Shares (OVIGS)
21,069,654 shares (cost $50,308,779)	56,888,065
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,758,257 shares (cost $24,785,090)	27,991,450
Core Bond Fund/VA - Non-Service Shares (OVB)
2,411,860 shares (cost $18,756,637)	18,884,860
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,192,831 shares (cost $112,023,926)	151,404,037
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,753,385 shares (cost $109,346,025)	129,078,690
International Growth Fund/VA - Non-Service Shares (OVIG)
459,391 shares (cost $1,081,536)	1,189,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
382,494 shares (cost $10,620,487)	12,335,416
Main Street Fund(R)/VA - Service Class (OVGIS)
6,381,606 shares (cost $155,194,742)	203,637,033
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,704 shares (cost $6,498,771)	7,007,245
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,038,526 shares (cost $96,924,098)	102,659,328
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
125,670 shares (cost $9,118,093)	10,582,636
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
345,236 shares (cost $1,754,294)	1,771,059
Global Strategic Income Fund/VA - Service Shares (OVSBS)
1,518,847 shares (cost $8,162,886)	8,004,326
All Asset Portfolio - Advisor Class (PMVAAD)
4,325,300 shares (cost $47,077,049)	47,448,542
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,664,223 shares (cost $17,299,225)	17,757,264
Low Duration Portfolio - Advisor Class (PMVLAD)
40,203,908 shares (cost $422,360,887)	411,688,014
Total Return Portfolio - Advisor Class (PMVTRD)
32,375,523 shares (cost $362,204,021)	354,188,220
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
13,189 shares (cost $124,596)	95,488
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
942,915 shares (cost $12,089,781)	12,389,900
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
17,382 shares (cost $132,749)	136,798
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2,380,138 shares (cost $24,618,913)	24,682,026
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
12,524 shares (cost $137,304)	135,137
Real Return Portfolio - Advisor Class (PMVRA)
13,942 shares (cost $172,419)	173,163
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
43,936 shares (cost $615,887)	595,329
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
830,184 shares (cost $9,592,785)	10,335,787
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
1,462 shares (cost $13,422)	12,921
VT Equity Income Fund: Class IB (PVEIB)
71,051 shares (cost $1,702,972)	1,896,345
VT Growth Opportunities Fund: Class IB (PVGOB)
166,438 shares (cost $1,367,865)	1,659,386
VT International Equity Fund: Class IB (PVTIGB)
326,824 shares (cost $4,421,329)	4,984,060
Small-Cap Portfolio - Investment Class (ROCSC)
43,198 shares (cost $437,859)	379,276
Variable Fund - Multi-Hedge Strategies (RVARS)
656,700 shares (cost $15,581,732)	16,305,851
Blue Chip Growth Portfolio - II (TRBCG2)
0 shares (cost $8)	9

Health Sciences Portfolio - II (TRHS2)
6,278,541 shares (cost $236,109,774)	255,724,972
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,399,802 shares (cost $29,870,827)	32,013,481
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
829,508 shares (cost $8,391,019)	7,382,622
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,343,113 shares (cost $17,316,356)	20,992,854
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
752,575 shares (cost $22,511,507)	17,858,606
Diversified Stock Fund Class A Shares (VYDS)
12,853 shares (cost $133,680)	191,641
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,815,657 shares (cost $9,612,819)	10,268,084
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
372,549 shares (cost $1,981,872)	2,069,212
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
947,936 shares (cost $5,037,696)	5,480,399
Variable Insurance Portfolios - Asset Strategy (WRASP)
18,840,854 shares (cost $204,400,058)	176,497,351
Variable Insurance Portfolios - High Income (WRHIP)
25,470,005 shares (cost $91,959,386)	92,644,595
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,999,906 shares (cost $70,727,687)	81,261,910
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,712 shares (cost $7,728)	8,836
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
351,180 shares (cost $1,756,235)	1,811,529
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,158,058 shares (cost $27,876,950)	27,829,786
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,995,966 shares (cost $50,069,709)	50,256,864
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,233,802 shares (cost $6,694,790)	6,562,097
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,393 shares (cost $32,039)	44,220
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,240 shares (cost $212,443)	277,925
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,339,937 shares (cost $77,785,434)	84,900,562
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
785 shares (cost $19,601)	21,919

Total Investments	$54,200,970,775

Accounts Receivable - VP International Fund - Class I (ACVI)	67
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	131,475
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	385,850
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	818
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	93
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	1,024
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,499
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,899
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	211
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	26
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	239
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(2,221)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(4,576)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(2,575)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(10)

Accounts Payable - Low Duration Portfolio - Advisor Class (PMVLAD)	(10,429)
Accounts Payable - Total Return Portfolio - Advisor Class (PMVTRD)	(15,464)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,518)
Accounts Payable - Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	(864)
Accounts Payable - Blue Chip Growth Portfolio - II (TRBCG2)	(9)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(3)
Other Accounts Payable	(5,863)

$54,201,450,452

Contract Owners’ Equity:
Accumulation units	54,190,870,082
Contracts in payout (annuitization) period (note 1f)	10,580,370

Total Contract Owners’ Equity (note 5)	$54,201,450,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
Reinvested dividends	$767,251,426	112,848	-	8,811	57,292	1,015	308,528	3,760
Mortality and expense risk charges (note 2)	(768,708,337)	(318,856)	(3,200)	(1,924)	(69,804)	(315)	(325,876)	(3,977)

Net investment income (loss)	(1,456,911)	(206,008)	(3,200)	6,887	(12,512)	700	(17,348)	(217)

Realized gain (loss) on investments	720,715,501	(1,681,715)	1,335	(19,918)	514,117	586	247,258	(6,575)
Change in unrealized gain (loss) on investments	3,687,801,202	2,377,022	68,609	77,828	(173,539)	5,896	1,831,295	67,433

Net gain (loss) on investments	4,408,516,703	695,307	69,944	57,910	340,578	6,482	2,078,553	60,858

Reinvested capital gains	1,849,952,351	2,522,637	8,801	4,010	396,884	-	-	40,438

Net increase (decrease) in contract owners’ equity resulting from operations	$6,257,012,143	3,011,936	75,545	68,807	724,950	7,182	2,061,205	101,079

Investment Activity:	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$261,592	485	27,705	452,582	-	335,715	74,783	5,924,045
Mortality and expense risk charges (note 2)	(1,731,118)	(70)	(3,443)	(392,021)	(392)	(189,070)	(49,095)	(3,429,307)

Net investment income (loss)	(1,469,526)	415	24,262	60,561	(392)	146,645	25,688	2,494,738

Realized gain (loss) on investments	2,947,793	374	(1,900)	637,044	293	1,228,587	167,302	(3,056,072)
Change in unrealized gain (loss) on investments	4,683,968	(839)	5,372	1,665,289	4,111	762,937	330,033	5,311,553

Net gain (loss) on investments	7,631,761	(465)	3,472	2,302,333	4,404	1,991,524	497,335	2,255,481

Reinvested capital gains	5,325,261	-	-	1,097,174	7,322	332,631	83,500	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,487,496	(50)	27,734	3,460,068	11,334	2,470,800	606,523	4,750,219

Investment Activity:	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3
Reinvested dividends	$57	206,340	2,449,329	78,181	52,550	6,044,825	10,764	1,303,960
Mortality and expense risk charges (note 2)	(105)	(167,878)	(2,807,284)	(151,663)	(11,047)	(12,139,302)	(9,140)	(405,845)

Net investment income (loss)	(48)	38,462	(357,955)	(73,482)	41,503	(6,094,477)	1,624	898,115

Realized gain (loss) on investments	17	694,245	12,212,707	801,472	292	8,009,903	983	646,520
Change in unrealized gain (loss) on investments	1,606	283,818	984,622	923,555	6,677	86,410,075	1,043	(395,002)

Net gain (loss) on investments	1,623	978,063	13,197,329	1,725,027	6,969	94,419,978	2,026	251,518

Reinvested capital gains	-	283,556	3,531,935	1,125,386	-	7,435,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	1,300,081	16,371,309	2,776,931	48,472	95,760,636	3,650	1,149,633

Investment Activity:	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS
Reinvested dividends	$4,634,433	3,484,366	4,678,179	27,573	6,244	14,156	382,781	272,768
Mortality and expense risk charges (note 2)	(2,997,906)	(3,253,568)	(6,111,797)	(56,462)	(7,339)	(5,348)	(981,909)	(522,616)

Net investment income (loss)	1,636,527	230,798	(1,433,618)	(28,889)	(1,095)	8,808	(599,128)	(249,848)

Realized gain (loss) on investments	15,150	2,442,632	(1,239,742)	-	(3,272)	9,162	332,332	(562,654)
Change in unrealized gain (loss) on investments	1,442,049	16,016,638	39,393,065	-	9,236	117,206	3,718,699	4,388,443

Net gain (loss) on investments	1,457,199	18,459,270	38,153,323	-	5,964	126,368	4,051,031	3,825,789

Reinvested capital gains	-	12,195,132	4,317,965	-	-	32,955	2,039,549	500,330

Net increase (decrease) in contract owners’ equity resulting from operations	$3,093,726	30,885,200	41,037,670	(28,889)	4,869	168,131	5,491,452	4,076,271

Investment Activity:	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$555,341	3,822,619	2,081,961	446,753	332,366	1,093,217	-	99,296
Mortality and expense risk charges (note 2)	(1,188,834)	(2,993,962)	(2,107,181)	(509,137)	(329,677)	(1,543,365)	(11,638)	(177,936)

Net investment income (loss)	(633,493)	828,657	(25,220)	(62,384)	2,689	(450,148)	(11,638)	(78,640)

Realized gain (loss) on investments	8,083,550	11,106,816	9,908,673	2,271,253	450,783	1,553,433	17,796	487,336
Change in unrealized gain (loss) on investments	(2,914,595)	23,609,744	12,238,057	208,497	2,019,971	8,044,569	168,356	1,246,440

Net gain (loss) on investments	5,168,955	34,716,560	22,146,730	2,479,750	2,470,754	9,598,002	186,152	1,733,776

Reinvested capital gains	3,634,362	5,377,670	3,445,090	2,568,222	3,215,408	13,373,262	9,603	587,668

Net increase (decrease) in contract owners’ equity resulting from operations	$8,169,824	40,922,887	25,566,600	4,985,588	5,688,851	22,521,116	184,117	2,242,804

Investment Activity:	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$1,677,405	8,090	202,857	556,400	5,097,516	75,308	2,370,571	1,885,709
Mortality and expense risk charges (note 2)	(816,686)	(9,002)	(81,937)	(280,834)	(4,074,964)	(86,674)	(618,096)	(1,364,329)

Net investment income (loss)	860,719	(912)	120,920	275,566	1,022,552	(11,366)	1,752,475	521,380

Realized gain (loss) on investments	267,561	(9,577)	(24,488)	14,125	(5,348,009)	408,437	976,071	19,791
Change in unrealized gain (loss) on investments	(228,945)	62,948	66,683	130,889	30,975,742	(873,156)	(217,959)	178,325

Net gain (loss) on investments	38,616	53,371	42,195	145,014	25,627,733	(464,719)	758,112	198,116

Reinvested capital gains	-	-	-	-	6,368,540	1,465,167	-	11,536,360

Net increase (decrease) in contract owners’ equity resulting from operations	$899,335	52,459	163,115	420,580	33,018,825	989,082	2,510,587	12,255,856

Investment Activity:	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$3,342,878	1,200,344	4,515,684	68,776	3,226,798	130,002	5,732,109	165,056
Mortality and expense risk charges (note 2)	(2,984,712)	(1,381,619)	(4,726,086)	(63,506)	(3,644,901)	(123,801)	(6,692,943)	(155,366)

Net investment income (loss)	358,166	(181,275)	(210,402)	5,270	(418,103)	6,201	(960,834)	9,690

Realized gain (loss) on investments	388,960	(3,517,049)	12,579,307	98,092	5,156,643	502,981	13,129,921	242,883
Change in unrealized gain (loss) on investments	20,629,995	(1,860,143)	12,745,746	320,905	16,141,894	545,844	37,267,157	1,397,908

Net gain (loss) on investments	21,018,955	(5,377,192)	25,325,053	418,997	21,298,537	1,048,825	50,397,078	1,640,791

Reinvested capital gains	5,165,714	44,293	6,420,169	98,562	5,002,048	269,572	12,796,145	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	$26,542,835	(5,514,174)	31,534,820	522,829	25,882,482	1,324,598	62,232,389	2,063,812

Investment Activity:	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$766,092	2,552,065	794,771	250,696	325,053	12,321,312	113,317	1,335,651
Mortality and expense risk charges (note 2)	(1,070,189)	(2,535,233)	(4,848,128)	(5,089,014)	(188,021)	(7,343,220)	(243,226)	(4,247,856)

Net investment income (loss)	(304,097)	16,832	(4,053,357)	(4,838,318)	137,032	4,978,092	(129,909)	(2,912,205)

Realized gain (loss) on investments	1,684,923	1,362,102	24,376,628	15,874,492	(38,443)	49,840	140,206	12,851,196
Change in unrealized gain (loss) on investments	7,374,038	22,152,210	56,782,685	53,907,843	228,369	4,531,188	2,398,325	24,638,560

Net gain (loss) on investments	9,058,961	23,514,312	81,159,313	69,782,335	189,926	4,581,028	2,538,531	37,489,756

Reinvested capital gains	2,291,086	3,537,375	26,274,071	22,095,764	64,864	1,966,219	857,988	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	$11,045,950	27,068,519	103,380,027	87,039,781	391,822	11,525,339	3,266,610	47,460,788

Investment Activity:	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$797,610	1,132,426	62,313	26,934	11,090,368	562,877	508,032	17,620
Mortality and expense risk charges (note 2)	(752,052)	(1,436,045)	(60,014)	(10,015)	(4,352,591)	(540,978)	(1,459,562)	(4,399)

Net investment income (loss)	45,558	(303,619)	2,299	16,919	6,737,777	21,899	(951,530)	13,221

Realized gain (loss) on investments	(798,318)	(48,565)	253,203	(2,235)	2,843,926	2,026,164	5,990,183	(11,915)
Change in unrealized gain (loss) on investments	14,803,954	22,550,842	(620,051)	(27,332)	10,641,248	3,006,154	(3,641,855)	17,905

Net gain (loss) on investments	14,005,636	22,502,277	(366,848)	(29,567)	13,485,174	5,032,318	2,348,328	5,990

Reinvested capital gains	52,068	88,127	1,105,620	47,857	-	1,340,716	6,948,289	56,102

Net increase (decrease) in contract owners’ equity resulting from operations	$14,103,262	22,286,785	741,071	35,209	20,222,951	6,394,933	8,345,087	75,313

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2
Reinvested dividends	$129,506	1,007,363	-	2,685,224	12,024	-	47,693	-
Mortality and expense risk charges (note 2)	(188,299)	(579,557)	(1,869,670)	(1,667,423)	(2,262)	(77,944)	(254,745)	(258,710)

Net investment income (loss)	(58,793)	427,806	(1,869,670)	1,017,801	9,762	(77,944)	(207,052)	(258,710)

Realized gain (loss) on investments	(281,905)	(1,521,452)	(1,282,898)	986,395	(21,514)	220,063	(173,851)	1,071,689
Change in unrealized gain (loss) on investments	4,379,801	6,576,105	3,171,964	3,266,244	31,023	520,246	1,885,366	1,250,082

Net gain (loss) on investments	4,097,896	5,054,653	1,889,066	4,252,639	9,509	740,309	1,711,515	2,321,771

Reinvested capital gains	-	-	382,081	4,139,331	-	451,115	313,986	1,104,380

Net increase (decrease) in contract owners’ equity resulting from operations	$4,039,103	5,482,459	401,477	9,409,771	19,271	1,113,480	1,818,449	3,167,441

Investment Activity:	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS
Reinvested dividends	$6,505	117,122	132,896	1,959	1,372,474	-	429,515	712,895
Mortality and expense risk charges (note 2)	(808)	(191,842)	(118,799)	(1,839)	(818,968)	(2,006,332)	(1,591,195)	(682,122)

Net investment income (loss)	5,697	(74,720)	14,097	120	553,506	(2,006,332)	(1,161,680)	30,773

Realized gain (loss) on investments	(4,996)	476,581	198,911	(2,111)	(38,309)	(4,863,896)	3,665,166	(2,351,849)
Change in unrealized gain (loss) on investments	6,540	623,099	1,257,601	71,399	375,779	32,403,045	24,926,432	13,519,548

Net gain (loss) on investments	1,544	1,099,680	1,456,512	69,288	337,470	27,539,149	28,591,598	11,167,699

Reinvested capital gains	8,821	653,180	18,437	22,780	-	7,622,810	5,498,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,062	1,678,140	1,489,046	92,188	890,976	33,155,627	32,928,080	11,198,472

Investment Activity:	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2
Reinvested dividends	$776,669	634,628	25,071	-	6,790	6,980,770	3,529,171	282,037
Mortality and expense risk charges (note 2)	(670,349)	(292,879)	(91,696)	(484,938)	(865)	(6,280,562)	(4,171,565)	(195,657)

Net investment income (loss)	106,320	341,749	(66,625)	(484,938)	5,925	700,208	(642,394)	86,380

Realized gain (loss) on investments	658,270	(82,561)	(72,057)	(784,578)	(5,532)	24,622,547	8,494,585	(5,832)
Change in unrealized gain (loss) on investments	8,272,544	118,343	1,250,513	7,124,208	20,168	17,306,027	50,158,403	481,092

Net gain (loss) on investments	8,930,814	35,782	1,178,456	6,339,630	14,636	41,928,574	58,652,988	475,260

Reinvested capital gains	-	-	313,256	605,596	-	16,169,518	257,308	613,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,037,134	377,531	1,425,087	6,460,288	20,561	58,798,300	58,267,902	1,175,299

Investment Activity:	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2
Reinvested dividends	$75,750	308,936	95,518	35,611	6,084	379	38	2,343,532
Mortality and expense risk charges (note 2)	(31,039)	(158,258)	(23,708)	(6,483)	(4,120)	(374)	(39)	(2,853,031)

Net investment income (loss)	44,711	150,678	71,810	29,128	1,964	5	(1)	(509,499)

Realized gain (loss) on investments	12,957	108,367	14,938	18,903	6,512	1,274	155	(20,023)
Change in unrealized gain (loss) on investments	54,664	194,022	55,417	1,970	12,002	(939)	(114)	36,356,376

Net gain (loss) on investments	67,621	302,389	70,355	20,873	18,514	335	41	36,336,353

Reinvested capital gains	-	-	-	-	-	-	-	250,869

Net increase (decrease) in contract owners’ equity resulting from operations	$112,332	453,067	142,165	50,001	20,478	340	40	36,077,723

Investment Activity:	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$26,047,013	740,258	2,822,029	70,461,426	32,885,154	2,154,111	1,600,264	39,547,295
Mortality and expense risk charges (note 2)	(18,502,744)	(605,351)	(2,777,947)	(95,626,349)	(38,312,624)	(4,677,353)	(8,124,370)	(42,094,546)

Net investment income (loss)	7,544,269	134,907	44,082	(25,164,923)	(5,427,470)	(2,523,242)	(6,524,106)	(2,547,251)

Realized gain (loss) on investments	597,454	1,156,720	4,221,995	63,719,828	1,421,598	11,564,938	19,500,576	94,071,612
Change in unrealized gain (loss) on investments	154,968,774	181,811	983,664	652,513,562	38,417,907	41,874,751	63,546,186	145,223,909

Net gain (loss) on investments	155,566,228	1,338,531	5,205,659	716,233,390	39,839,505	53,439,689	83,046,762	239,295,521

Reinvested capital gains	15,239,276	1,628,404	6,830,745	141,948,822	7,435,690	24,035,364	39,086,580	279,886,157

Net increase (decrease) in contract owners’ equity resulting from operations	$178,349,773	3,101,842	12,080,486	833,017,289	41,847,725	74,951,811	115,609,236	516,634,427

Investment Activity:	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$3,648,008	129,437	535,822	298,456	701,706	385,223	171,114	12,671
Mortality and expense risk charges (note 2)	(1,103,091)	(121,794)	(906,550)	(232,552)	(722,105)	(993,487)	(485,510)	(27,773)

Net investment income (loss)	2,544,917	7,643	(370,728)	65,904	(20,399)	(608,264)	(314,396)	(15,102)

Realized gain (loss) on investments	1,563,385	102,492	267,624	62,608	1,174,413	2,945,968	490,052	(28,673)
Change in unrealized gain (loss) on investments	(594,278)	2,925,748	17,812,475	3,854,846	8,773,063	11,646,608	5,592,992	193,467

Net gain (loss) on investments	969,107	3,028,240	18,080,099	3,917,454	9,947,476	14,592,576	6,083,044	164,794

Reinvested capital gains	-	-	-	-	-	1,527,858	677,596	185,986

Net increase (decrease) in contract owners’ equity resulting from operations	$3,514,024	3,035,883	17,709,371	3,983,358	9,927,077	15,512,170	6,446,244	335,678

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$618,041	884,521	41,564,050	43,957,624	14,482,452	47,121,053	5,284,143	15,475,585
Mortality and expense risk charges (note 2)	(1,792,337)	(1,202,270)	(32,937,647)	(40,660,410)	(10,724,729)	(40,407,153)	(5,642,312)	(12,200,233)

Net investment income (loss)	(1,174,296)	(317,749)	8,626,403	3,297,214	3,757,723	6,713,900	(358,169)	3,275,352

Realized gain (loss) on investments	10,258,748	1,248,950	39,859,951	41,841,224	(1,642,979)	39,684,833	3,453,611	8,115,646
Change in unrealized gain (loss) on investments	(1,435,730)	5,738,071	68,628,464	135,953,914	16,586,935	103,001,685	23,396,173	20,510,203

Net gain (loss) on investments	8,823,018	6,987,021	108,488,415	177,795,138	14,943,956	142,686,518	26,849,784	28,625,849

Reinvested capital gains	10,582,509	4,858,858	104,446,870	176,519,613	14,653,561	162,989,937	27,965,620	33,317,810

Net increase (decrease) in contract owners’ equity resulting from operations	$18,231,231	11,528,130	221,561,688	357,611,965	33,355,240	312,390,355	54,457,235	65,219,011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8
Reinvested dividends	$102,490	2,990,930	1,638,540	1,246,393	826,472	4,408,916	31,084	1,873,866
Mortality and expense risk charges (note 2)	(46,248)	(1,538,672)	(1,048,962)	(1,634,262)	(1,660,900)	(3,110,568)	(4,767)	(1,066,569)

Net investment income (loss)	56,242	1,452,258	589,578	(387,869)	(834,428)	1,298,348	26,317	807,297

Realized gain (loss) on investments	(17,267)	184,667	(430,054)	3,171,918	15,022,062	(3,952,023)	18,714	1,303,617
Change in unrealized gain (loss) on investments	64,944	1,026,816	1,350,537	18,811,471	4,652,507	4,016,670	137,198	11,336,940

Net gain (loss) on investments	47,677	1,211,483	920,483	21,983,389	19,674,569	64,647	155,912	12,640,557

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,919	2,663,741	1,510,061	21,595,520	18,840,141	1,362,995	182,229	13,447,854

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$2,750,539	28,580,413	25,063,765	12,907,876	41,517,947	13,083,654	14,867,600	2,462,828
Mortality and expense risk charges (note 2)	(2,957,139)	(22,714,344)	(22,425,029)	(10,163,749)	(35,724,825)	(12,251,526)	(12,096,084)	(3,373,349)

Net investment income (loss)	(206,600)	5,866,069	2,638,736	2,744,127	5,793,122	832,128	2,771,516	(910,521)

Realized gain (loss) on investments	7,814,835	18,577,696	33,710,891	(93,569)	17,321,998	16,014,926	966,137	8,142,863
Change in unrealized gain (loss) on investments	6,920,957	79,545,096	94,874,082	10,797,435	90,438,625	46,423,546	22,037,547	8,504,743

Net gain (loss) on investments	14,735,792	98,122,792	128,584,973	10,703,866	107,760,623	62,438,472	23,003,684	16,647,606

Reinvested capital gains	13,088,003	37,319,326	55,312,340	14,022,699	141,481,794	52,403,736	34,166,181	13,368,103

Net increase (decrease) in contract owners’ equity resulting from operations	$27,617,195	141,308,187	186,536,049	27,470,692	255,035,539	115,674,336	59,941,381	29,105,188

Investment Activity:	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$2,212,069	295,252	1,070,665	82,268	1,383,138	31,295	112,837	61,041
Mortality and expense risk charges (note 2)	(7,909,086)	(322,123)	(1,706,526)	(40,927)	(872,010)	(120,225)	(1,763,869)	(56,202)

Net investment income (loss)	(5,697,017)	(26,871)	(635,861)	41,341	511,128	(88,930)	(1,651,032)	4,839

Realized gain (loss) on investments	-	(302,268)	5,627,863	(41,839)	(787,169)	257,247	5,950,549	(120,460)
Change in unrealized gain (loss) on investments	-	5,523,835	18,817,170	594,117	11,079,223	1,730,187	18,675,297	402,275

Net gain (loss) on investments	-	5,221,567	24,445,033	552,278	10,292,054	1,987,434	24,625,846	281,815

Reinvested capital gains	-	-	-	-	-	384,425	4,906,145	220,169

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,697,017)	5,194,696	23,809,172	593,619	10,803,182	2,282,929	27,880,959	506,823

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$968,460	-	-	8,233	3,026,779	-	-	157,909
Mortality and expense risk charges (note 2)	(1,271,842)	(2,237,464)	(1,754,222)	(2,553)	(3,859,299)	(77,350)	(500,876)	(417,586)

Net investment income (loss)	(303,382)	(2,237,464)	(1,754,222)	5,680	(832,520)	(77,350)	(500,876)	(259,677)

Realized gain (loss) on investments	(184,050)	7,328,335	1,058,426	(4,603)	7,053,790	(362,488)	(1,420,987)	1,424,140
Change in unrealized gain (loss) on investments	6,406,173	25,532,149	20,517,595	41,305	11,583,847	1,632,695	8,098,689	(356,694)

Net gain (loss) on investments	6,222,123	32,860,484	21,576,021	36,702	18,637,637	1,270,207	6,677,702	1,067,446

Reinvested capital gains	4,199,587	8,469,406	6,080,142	33,050	14,016,904	46,948	260,704	1,490,780

Net increase (decrease) in contract owners’ equity resulting from operations	$10,118,328	39,092,426	25,901,941	75,432	31,822,021	1,239,805	6,437,530	2,298,549

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$117,085	-	-	11,348,587	2,340,616	1,695,289	623,688	4,123,731
Mortality and expense risk charges (note 2)	(644,445)	(918,272)	(666,458)	(3,624,882)	(2,181,930)	(4,751,678)	(3,994,441)	(3,211,321)

Net investment income (loss)	(527,360)	(918,272)	(666,458)	7,723,705	158,686	(3,056,389)	(3,370,753)	912,410

Realized gain (loss) on investments	1,086,245	2,763,459	1,932,693	1,219,592	(373,471)	6,966,638	5,946,275	(1,387,498)
Change in unrealized gain (loss) on investments	255,890	1,335,843	437,589	1,856,964	242,531	68,840,000	50,495,293	40,349,225

Net gain (loss) on investments	1,342,135	4,099,302	2,370,282	3,076,556	(130,940)	75,806,638	56,441,568	38,961,727

Reinvested capital gains	1,985,269	4,680,326	3,193,168	-	-	8,565,388	6,339,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,800,044	7,861,356	4,896,992	10,800,261	27,746	81,315,637	59,410,453	39,874,137

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$19,886	5,388,906	1,031,772	1,837,004	113,190	152,742	19,076,115	9,516,256
Mortality and expense risk charges (note 2)	(1,911)	(2,650,469)	(650,414)	(1,498,106)	(140,608)	(102,837)	(17,107,550)	(8,287,816)

Net investment income (loss)	17,975	2,738,437	381,358	338,898	(27,418)	49,905	1,968,565	1,228,440

Realized gain (loss) on investments	3,520	8,960,328	(3,058,004)	(5,747,339)	30,547	50,211	2,206,702	816,978
Change in unrealized gain (loss) on investments	52,321	14,406,705	4,347,221	7,982,970	751,543	741,508	119,777,312	48,184,895

Net gain (loss) on investments	55,841	23,367,033	1,289,217	2,235,631	782,090	791,719	121,984,014	49,001,873

Reinvested capital gains	-	-	762,632	1,546,375	141,849	92,335	45,837,542	18,193,860

Net increase (decrease) in contract owners’ equity resulting from operations	$73,816	26,105,470	2,433,207	4,120,904	896,521	933,959	169,790,121	68,424,173

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG
Reinvested dividends	$15,927,041	7,680,746	706,594	8,859,598	2,374,758	1,230,095	1,544	-
Mortality and expense risk charges (note 2)	(13,575,778)	(6,371,821)	(1,118,680)	(8,550,516)	(2,563,001)	(1,261,810)	(2,360)	(188)

Net investment income (loss)	2,351,263	1,308,925	(412,086)	309,082	(188,243)	(31,715)	(816)	(188)

Realized gain (loss) on investments	2,385,867	1,743,905	(257,187)	5,816,443	503,612	(407,217)	2,147	211
Change in unrealized gain (loss) on investments	116,160,409	43,109,598	6,379,416	72,015,228	26,345,510	(39,934)	25,059	1,786

Net gain (loss) on investments	118,546,276	44,853,503	6,122,229	77,831,671	26,849,122	(447,151)	27,206	1,997

Reinvested capital gains	9,757,265	4,064,369	2,855,511	13,426,422	-	-	-	175

Net increase (decrease) in contract owners’ equity resulting from operations	$130,654,804	50,226,797	8,565,654	91,567,175	26,660,879	(478,866)	26,390	1,984

Investment Activity:	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS
Reinvested dividends	$-	81	97,388	136,447	135,385	102,519	542,701	565,924
Mortality and expense risk charges (note 2)	(42,627)	(198)	(268,437)	(217,801)	(174,118)	(145,951)	(795,590)	(385,949)

Net investment income (loss)	(42,627)	(117)	(171,049)	(81,354)	(38,733)	(43,432)	(252,889)	179,975

Realized gain (loss) on investments	25,949	274	1,799,817	29,813	(8,039)	(14,720)	576,816	(152,876)
Change in unrealized gain (loss) on investments	533,826	1,012	699,387	954,511	1,556,488	973,713	9,868,542	2,149,575

Net gain (loss) on investments	559,775	1,286	2,499,204	984,324	1,548,449	958,993	10,445,358	1,996,699

Reinvested capital gains	59,030	381	700,941	18,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$576,178	1,550	3,029,096	921,123	1,509,716	915,561	10,192,469	2,176,674

Investment Activity:	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS
Reinvested dividends	$477,881	1,304,427	827,362	10,971	157,808	2,107,067	63,278	640,180
Mortality and expense risk charges (note 2)	(265,133)	(1,866,155)	(1,748,113)	(3,904)	(162,412)	(3,144,061)	(96,001)	(1,554,224)

Net investment income (loss)	212,748	(561,728)	(920,751)	7,067	(4,604)	(1,036,994)	(32,723)	(914,044)

Realized gain (loss) on investments	(834,800)	4,039,985	319,734	5,639	830,392	18,097,169	(124,306)	2,644,829
Change in unrealized gain (loss) on investments	1,255,050	37,978,605	33,761,052	171,863	762,963	7,678,236	634,448	4,278,637

Net gain (loss) on investments	420,250	42,018,590	34,080,786	177,502	1,593,355	25,775,405	510,142	6,923,466

Reinvested capital gains	-	-	-	-	211,724	3,455,936	388,436	5,338,915

Net increase (decrease) in contract owners’ equity resulting from operations	$632,998	41,456,862	33,160,035	184,569	1,800,475	28,194,347	865,855	11,348,337

Investment Activity:	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$2,928	44,661	162,757	2,062,770	261,411	5,178,973	6,616,247	9,511
Mortality and expense risk charges (note 2)	(127,859)	(24,930)	(121,371)	(746,123)	(283,213)	(6,307,887)	(5,343,920)	(369)

Net investment income (loss)	(124,931)	19,731	41,386	1,316,647	(21,802)	(1,128,914)	1,272,327	9,142

Realized gain (loss) on investments	575,373	(27,469)	(180,139)	(497,387)	(291,357)	(1,160,077)	(1,128,989)	(1,476)
Change in unrealized gain (loss) on investments	897,749	97,107	501,230	4,150,015	1,832,915	1,178,495	10,516,009	(5,744)

Net gain (loss) on investments	1,473,122	69,638	321,091	3,652,628	1,541,558	18,418	9,387,020	(7,220)

Reinvested capital gains	961,870	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,310,061	89,369	362,477	4,969,275	1,519,756	(1,110,496)	10,659,347	1,922

Investment Activity:	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA
Reinvested dividends	$483,096	8,070	281,406	6,338	3,616	1,685	30,199	58
Mortality and expense risk charges (note 2)	(157,832)	(708)	(261,940)	(511)	(693)	(1,559)	(158,514)	(32)

Net investment income (loss)	325,264	7,362	19,466	5,827	2,923	126	(128,315)	26

Realized gain (loss) on investments	5,961	11,381	29,137	770	(4,247)	815	37,273	(1)
Change in unrealized gain (loss) on investments	357,795	(6,966)	76,351	(3,657)	6,441	(26,229)	845,169	(272)

Net gain (loss) on investments	363,756	4,415	105,488	(2,887)	2,194	(25,414)	882,442	(273)

Reinvested capital gains	-	-	-	-	-	62,884	256,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$689,020	11,777	124,954	2,940	5,117	37,596	1,010,575	(247)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRBCG2	TREI2	TRHS2
Reinvested dividends	$-	1,215	53,137	3,433	-	-	-	-
Mortality and expense risk charges (note 2)	(16,222)	(19,301)	(51,047)	(1,451)	(267,963)	-	-	(3,830,082)

Net investment income (loss)	(16,222)	(18,086)	2,090	1,982	(267,963)	-	-	(3,830,082)

Realized gain (loss) on investments	9,780	44,927	78,678	(15,820)	104,753	91	(2)	8,672,366
Change in unrealized gain (loss) on investments	193,373	284,232	546,077	34,099	480,585	(12)	3	37,018,840

Net gain (loss) on investments	203,153	329,159	624,755	18,279	585,338	79	1	45,691,206

Reinvested capital gains	-	15,659	-	-	-	4	-	10,590,128

Net increase (decrease) in contract owners’ equity resulting from operations	$186,931	326,732	626,845	20,261	317,375	83	1	52,451,252

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	178,479	75,871	-	1,164	49,796	9,363	26,074
Mortality and expense risk charges (note 2)	(539,452)	(102,473)	(244,552)	(253,020)	(2,187)	(45,092)	(8,560)	(26,210)

Net investment income (loss)	(539,452)	76,006	(168,681)	(253,020)	(1,023)	4,704	803	(136)

Realized gain (loss) on investments	2,652,627	(384,033)	425,490	(1,089,868)	10,265	(11,652)	(7,633)	(1,273)
Change in unrealized gain (loss) on investments	(4,423,588)	1,091,016	6,909,610	509,124	26,829	1,196,095	179,561	567,765

Net gain (loss) on investments	(1,770,961)	706,983	7,335,100	(580,744)	37,094	1,184,443	171,928	566,492

Reinvested capital gains	-	-	-	-	2,524	316,533	46,122	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,310,413)	782,989	7,166,419	(833,764)	38,595	1,505,680	218,853	719,730

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$2,708,428	6,947,867	-	72	19,540	227,653	434,437	54,362
Mortality and expense risk charges (note 2)	(2,966,279)	(1,744,823)	(1,169,705)	(72)	(8,746)	(119,266)	(205,322)	(26,619)

Net investment income (loss)	(257,851)	5,203,044	(1,169,705)	-	10,794	108,387	229,115	27,743

Realized gain (loss) on investments	(8,568,751)	(4,571,604)	594,763	(6,256)	(224,943)	(5,424)	154,405	(45,087)
Change in unrealized gain (loss) on investments	35,405,323	4,411,584	14,491,094	9,242	316,369	2,205,496	4,185,923	479,389

Net gain (loss) on investments	26,836,572	(160,020)	15,085,857	2,986	91,426	2,200,072	4,340,328	434,302

Reinvested capital gains	-	-	2,114,920	555	110,252	1,612,031	3,133,677	315,145

Net increase (decrease) in contract owners’ equity resulting from operations	$26,578,721	5,043,024	16,031,072	3,541	212,472	3,920,490	7,703,120	777,190

Investment Activity:	SVDF	SVOF	WFVSCG	WFVOG2	PVGIB	FTVHI2
Reinvested dividends	$-	1,969	-	2	35,280	328,161
Mortality and expense risk charges (note 2)	(571)	(3,626)	(1,278,557)	(278)	(9,036)	(524)

Net investment income (loss)	(571)	(1,657)	(1,278,557)	(276)	26,244	327,637

Realized gain (loss) on investments	1,027	22,268	(513,503)	(24)	311,218	(318,537)
Change in unrealized gain (loss) on investments	6,955	6,122	16,247,830	5,111	(456,895)	(3,948)

Net gain (loss) on investments	7,982	28,390	15,734,327	5,087	(145,677)	(322,485)

Reinvested capital gains	2,066	23,668	2,229,287	595	194,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	50,401	16,685,057	5,406	75,379	5,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		HVSIT		ALMCS		ALVBWB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,456,911)	168,755,049	(206,008)	(189,580)	(3,200)	(2,986)	6,887	7,149
Realized gain (loss) on investments	720,715,501	394,387,386	(1,681,715)	(855,877)	1,335	18,565	(19,918)	(2,635)
Change in unrealized gain (loss) on investments	3,687,801,202	(454,599,992)	2,377,022	(2,936,526)	68,609	(17,143)	77,828	(17,974)
Reinvested capital gains	1,849,952,351	2,459,945,835	2,522,637	5,814,485	8,801	-	4,010	34,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,257,012,143	2,568,488,278	3,011,936	1,832,502	75,545	(1,564)	68,807	20,637

Equity transactions:
Purchase payments received from contract owners (note 3)	3,917,861,288	4,310,766,547	117,986	348,032	-	858	-	21,539
Transfers between funds	-	-	(1,604,922)	(798,742)	48,549	(73,261)	(16,976)	(11,987)
Redemptions (note 3)	(3,900,703,326)	(3,392,343,859)	(1,157,382)	(1,013,411)	(2,267)	(11,174)	(110,012)	(10,803)
Annuity benefits	(1,414,936)	(1,316,007)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(435,624,995)	(391,165,311)	(165,617)	(167,418)	-	(7)	(2,990)	(3,545)
Contingent deferred sales charges (note 2)	(16,334,484)	(17,157,826)	(7,488)	(8,459)	-	-	-	-
Adjustments to maintain reserves	(161,438)	(178,385)	(567)	(506)	(3)	8	(16)	-

Net equity transactions	(436,377,891)	508,605,159	(2,817,990)	(1,640,504)	46,279	(83,576)	(129,994)	(4,796)

Net change in contract owners’ equity	5,820,634,252	3,077,093,437	193,946	191,998	121,824	(85,140)	(61,187)	15,841
Contract owners’ equity beginning of period	48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	535,226	519,385

Contract owners’ equity end of period	$54,201,450,452	48,380,816,200	21,345,191	21,151,245	376,240	254,416	474,039	535,226

CHANGES IN UNITS:
Beginning units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	40,001	40,380
Units purchased	517,048,459	618,806,965	35,816	92,239	2,165	49	34	1,666
Units redeemed	(488,742,110)	(522,610,774)	(198,179)	(198,264)	(98)	(4,386)	(9,271)	(2,045)

Ending units	3,312,790,557	3,284,484,208	1,110,094	1,272,457	15,407	13,340	30,764	40,001

	ALVGIB		ALVDAA		ALVDAB		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,512)	(31,621)	700	325	(17,348)	(240,833)	(217)	122
Realized gain (loss) on investments	514,117	351,813	586	(831)	247,258	112,064	(6,575)	(9,282)
Change in unrealized gain (loss) on investments	(173,539)	(183,613)	5,896	3,683	1,831,295	393,087	67,433	85,016
Reinvested capital gains	396,884	305,098	-	21	-	4,249	40,438	17,789

Net increase (decrease) in contract owners’ equity resulting from operations	724,950	441,677	7,182	3,198	2,061,205	268,567	101,079	93,645

Equity transactions:
Purchase payments received from contract owners (note 3)	33,548	194,304	-	-	211,375	229,154	32,360	161,231
Transfers between funds	(390,738)	(345,482)	349	(38,520)	(1,002,773)	(1,075,058)	64,278	262,267
Redemptions (note 3)	(743,997)	(621,438)	(10,955)	-	(989,636)	(1,228,165)	(64,752)	(31,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(358)	(362)	-	-	(492)	(592)	(462)	(313)
Contingent deferred sales charges (note 2)	(27)	(33)	-	-	(4,726)	(17,684)	-	-
Adjustments to maintain reserves	(103)	(162)	(3)	1	(243)	(301)	(7)	(6)

Net equity transactions	(1,101,675)	(773,173)	(10,609)	(38,519)	(1,786,495)	(2,092,646)	31,417	391,799

Net change in contract owners’ equity	(376,725)	(331,496)	(3,427)	(35,321)	274,710	(1,824,079)	132,496	485,444
Contract owners’ equity beginning of period	5,023,652	5,355,148	57,330	92,651	17,765,025	19,589,104	786,301	300,857

Contract owners’ equity end of period	$4,646,927	5,023,652	53,903	57,330	18,039,735	17,765,025	918,797	786,301

CHANGES IN UNITS:
Beginning units	191,288	223,475	5,166	8,584	1,590,436	1,778,946	50,194	23,874
Units purchased	1,629	11,128	40	155	74,614	64,185	7,785	29,639
Units redeemed	(41,728)	(43,315)	(939)	(3,573)	(229,485)	(252,695)	(5,913)	(3,319)

Ending units	151,189	191,288	4,267	5,166	1,435,565	1,590,436	52,066	50,194

	ALVSVB		AAEIP3		ACVIP1		ACVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,469,526)	(1,195,932)	415	922	24,262	7,251	60,561	75,375
Realized gain (loss) on investments	2,947,793	2,586,967	374	13,717	(1,900)	(4,745)	637,044	18,601
Change in unrealized gain (loss) on investments	4,683,968	13,240,775	(839)	2,007	5,372	10,550	1,665,289	168,467
Reinvested capital gains	5,325,261	5,678,716	-	-	-	3,121	1,097,174	1,367,577

Net increase (decrease) in contract owners’ equity resulting from operations	11,487,496	20,310,526	(50)	16,646	27,734	16,177	3,460,068	1,630,020

Equity transactions:
Purchase payments received from contract owners (note 3)	8,800,049	6,504,690	13,887	8,118	801,625	118,313	310,977	344,647
Transfers between funds	(8,780,721)	(237,280)	169	(14,717)	(13,535)	7,957	227,409	(124,347)
Redemptions (note 3)	(6,896,698)	(5,854,785)	(242)	(256)	(74,537)	(20,763)	(4,003,557)	(3,598,972)
Annuity benefits	-	-	-	-	-	-	(31,967)	(29,102)
Contract maintenance charges (note 2)	(540,834)	(533,069)	-	-	(1,012)	(1,692)	(11,905)	(13,115)
Contingent deferred sales charges (note 2)	(36,885)	(34,776)	-	-	-	-	(417)	(724)
Adjustments to maintain reserves	(1,097)	(954)	(7)	(2)	(15)	(14)	2,806	1,347

Net equity transactions	(7,456,186)	(156,174)	13,807	(6,857)	712,526	103,801	(3,506,654)	(3,420,266)

Net change in contract owners’ equity	4,031,310	20,154,352	13,757	9,789	740,260	119,978	(46,586)	(1,790,246)
Contract owners’ equity beginning of period	110,645,228	90,490,876	11,839	2,050	422,663	302,685	29,491,953	31,282,199

Contract owners’ equity end of period	$114,676,538	110,645,228	25,596	11,839	1,162,923	422,663	29,445,367	29,491,953

CHANGES IN UNITS:
Beginning units	2,879,199	2,884,800	1,359	330	44,469	33,187	849,906	952,327
Units purchased	439,901	722,704	1,731	6,096	87,886	23,144	28,639	36,285
Units redeemed	(632,976)	(728,305)	(115)	(5,067)	(14,249)	(11,862)	(124,562)	(138,706)

Ending units	2,686,124	2,879,199	2,975	1,359	118,106	44,469	753,983	849,906

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(392)	(712)	146,645	144,096	25,688	24,370	2,494,738	698,123
Realized gain (loss) on investments	293	269	1,228,587	970,817	167,302	330,602	(3,056,072)	(2,890,727)
Change in unrealized gain (loss) on investments	4,111	(4,306)	762,937	206,566	330,033	(52,138)	5,311,553	6,658,465
Reinvested capital gains	7,322	5,741	332,631	262,169	83,500	64,550	-	1,639,559

Net increase (decrease) in contract owners’ equity resulting from operations	11,334	992	2,470,800	1,583,648	606,523	367,384	4,750,219	6,105,420

Equity transactions:
Purchase payments received from contract owners (note 3)	(47)	-	142,899	217,186	11,252	56,728	11,424,151	10,398,384
Transfers between funds	-	-	(6,350)	(34,350)	(144,382)	(83,117)	14,168,812	4,505,855
Redemptions (note 3)	-	(130)	(1,885,313)	(1,796,087)	(199,380)	(536,196)	(19,130,168)	(17,826,827)
Annuity benefits	(3,455)	(10,263)	(2,354)	(2,093)	-	-	(1,429)	(1,471)
Contract maintenance charges (note 2)	-	2	(5,400)	(6,035)	(397)	(439)	(1,902,346)	(1,829,177)
Contingent deferred sales charges (note 2)	-	-	(231)	(678)	(4)	(1)	(90,448)	(80,848)
Adjustments to maintain reserves	(4,986)	(28,123)	(182)	(128)	(122)	(139)	(1,005)	(3,350)

Net equity transactions	(8,488)	(38,514)	(1,756,931)	(1,622,185)	(333,033)	(563,164)	4,467,567	(4,837,434)

Net change in contract owners’ equity	2,846	(37,522)	713,869	(38,537)	273,490	(195,780)	9,217,786	1,267,986
Contract owners’ equity beginning of period	27,730	65,252	13,999,271	14,037,808	3,420,647	3,616,427	220,044,720	218,776,734

Contract owners’ equity end of period	$30,576	27,730	14,713,140	13,999,271	3,694,137	3,420,647	229,262,506	220,044,720

CHANGES IN UNITS:
Beginning units	-	-	690,001	774,518	136,268	161,772	16,430,647	16,784,497
Units purchased	-	-	24,231	47,566	1,641	5,825	3,440,741	3,219,043
Units redeemed	-	-	(104,208)	(132,083)	(13,902)	(31,329)	(3,110,450)	(3,572,893)

Ending units	-	-	610,024	690,001	124,007	136,268	16,760,938	16,430,647

	ACVI		ACVMV1		ACVMV2		AFGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(48)	(25)	38,462	47,021	(357,955)	(42,778)	(73,482)	(33,480)
Realized gain (loss) on investments	17	(171)	694,245	603,951	12,212,707	4,158,883	801,472	645,760
Change in unrealized gain (loss) on investments	1,606	(312)	283,818	900,493	984,622	18,160,704	923,555	(668,831)
Reinvested capital gains	-	-	283,556	420,724	3,531,935	6,532,819	1,125,386	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	(508)	1,300,081	1,972,189	16,371,309	28,809,628	2,776,931	880,942

Equity transactions:
Purchase payments received from contract owners (note 3)	4	1	404,619	528,485	12,933,700	14,282,486	10,051	13,226
Transfers between funds	-	-	(70,523)	4,281,001	(17,658,881)	23,634,393	(4,704)	(39,994)
Redemptions (note 3)	(4)	(1)	(1,780,808)	(1,752,010)	(12,649,906)	(11,465,291)	(3,100,445)	(1,291,571)
Annuity benefits	(1,391)	(1,282)	(1,461)	(1,288)	(1,235)	-	(1,030)	(870)
Contract maintenance charges (note 2)	-	-	(4,121)	(3,308)	(798,486)	(713,257)	(2,373)	(2,540)
Contingent deferred sales charges (note 2)	-	-	(723)	(1,253)	(46,735)	(52,485)	(199)	(150)
Adjustments to maintain reserves	1,086	647	(35)	(63)	(1,194)	(2,192)	1,331	750

Net equity transactions	(305)	(635)	(1,453,052)	3,051,564	(18,222,737)	25,683,654	(3,097,369)	(1,321,149)

Net change in contract owners’ equity	1,270	(1,143)	(152,971)	5,023,753	(1,851,428)	54,493,282	(320,438)	(440,207)
Contract owners’ equity beginning of period	6,808	7,951	13,099,644	8,075,891	180,248,468	125,755,186	11,094,628	11,534,835

Contract owners’ equity end of period	$8,078	6,808	12,946,673	13,099,644	178,397,040	180,248,468	10,774,190	11,094,628

CHANGES IN UNITS:
Beginning units	-	-	576,317	424,721	6,722,132	5,648,494	82,124	92,503
Units purchased	-	-	123,377	314,259	1,066,031	2,753,791	285	193
Units redeemed	-	-	(182,184)	(162,663)	(1,743,473)	(1,680,153)	(19,595)	(10,572)

Ending units	-	-	517,510	576,317	6,044,690	6,722,132	62,814	82,124

	AFHY		AVPAP2		AFGC		BRVHY3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,503	40,719	(6,094,477)	(1,741,535)	1,624	2,109	898,115	308,849
Realized gain (loss) on investments	292	(10,424)	8,009,903	4,442,015	983	3,529	646,520	(60,046)
Change in unrealized gain (loss) on investments	6,677	92,050	86,410,075	14,995,042	1,043	(18,946)	(395,002)	634,463
Reinvested capital gains	-	-	7,435,135	23,120,705	-	14,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,472	122,345	95,760,636	40,816,227	3,650	1,519	1,149,633	883,266

Equity transactions:
Purchase payments received from contract owners (note 3)	1,421	1,472	4,806,991	7,890,247	440	463	4,765,899	3,910,572
Transfers between funds	(85,337)	77,718	(5,771,816)	(18,598,173)	1,000	(9,983)	14,499,840	4,811,568
Redemptions (note 3)	(57,320)	(44,930)	(27,784,783)	(20,175,553)	(24,322)	(42,648)	(2,210,577)	(958,267)
Annuity benefits	(1,451)	(1,331)	-	-	(206)	(215)	(646)	-
Contract maintenance charges (note 2)	(350)	(342)	(10,079,135)	(9,841,122)	(374)	(505)	(1,379)	(348)
Contingent deferred sales charges (note 2)	-	-	(339,623)	(418,380)	-	-	(6,552)	(4,400)
Adjustments to maintain reserves	950	1,025	(453)	(365)	147	93	(229)	(622)

Net equity transactions	(142,087)	33,612	(39,168,819)	(41,143,346)	(23,315)	(52,795)	17,046,356	7,758,503

Net change in contract owners’ equity	(93,615)	155,957	56,591,817	(327,119)	(19,665)	(51,276)	18,195,989	8,641,769
Contract owners’ equity beginning of period	856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

Contract owners’ equity end of period	$763,377	856,992	808,276,400	751,684,583	684,602	704,267	31,183,697	12,987,708

CHANGES IN UNITS:
Beginning units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591
Units purchased	22	2,941	1,449,735	1,686,087	40	660	3,630,376	1,251,185
Units redeemed	(2,241)	(2,250)	(4,395,507)	(5,100,864)	(682)	(2,112)	(2,012,483)	(452,903)

Ending units	11,741	13,960	57,113,592	60,059,364	18,957	19,599	2,888,766	1,270,873

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,636,527	332,856	230,798	381,565	(1,433,618)	(1,716,259)	(28,889)	(64,258)
Realized gain (loss) on investments	15,150	4,261	2,442,632	(177,169)	(1,239,742)	(2,245,210)	-	-
Change in unrealized gain (loss) on investments	1,442,049	(1,236,130)	16,016,638	15,979,099	39,393,065	11,410,498	-	-
Reinvested capital gains	-	-	12,195,132	5,350,191	4,317,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,093,726	(899,013)	30,885,200	21,533,686	41,037,670	7,449,029	(28,889)	(64,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,677,280	96,172,479	36,967,048	103,168,418	18,581,822	22,272,574	12,890	143,557
Transfers between funds	20,597,075	8,501,969	(7,299,968)	7,950,601	(12,467,781)	(26,027,191)	(167,309)	(1,586,852)
Redemptions (note 3)	(6,292,262)	(2,176,660)	(8,041,238)	(2,410,677)	(25,330,710)	(25,360,239)	(414,338)	(2,002,524)
Annuity benefits	-	-	(1,289)	-	(5,456)	(4,885)	-	-
Contract maintenance charges (note 2)	(1,990,430)	(786,066)	(1,924,503)	(743,213)	(12,678)	(15,189)	(368)	(434)
Contingent deferred sales charges (note 2)	(77,740)	(31,017)	(104,360)	(35,981)	(86,710)	(84,210)	-	-
Adjustments to maintain reserves	(387)	(233)	(611)	(1,594)	(1,170)	(1,351)	(15)	48

Net equity transactions	83,913,536	101,680,472	19,595,079	107,927,554	(19,322,683)	(29,220,491)	(569,140)	(3,446,205)

Net change in contract owners’ equity	87,007,262	100,781,459	50,480,279	129,461,240	21,714,987	(21,771,462)	(598,029)	(3,510,463)
Contract owners’ equity beginning of period	161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

Contract owners’ equity end of period	$248,305,125	161,297,863	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570

CHANGES IN UNITS:
Beginning units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962
Units purchased	10,040,795	11,333,410	4,469,378	12,104,174	1,813,188	2,657,069	402,674	363,333
Units redeemed	(1,678,116)	(1,195,551)	(2,727,394)	(1,287,306)	(3,031,714)	(4,669,990)	(460,724)	(719,388)

Ending units	24,686,644	16,323,965	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907

	CLVHY2		DWVVLS		DWVSVS		DVMCSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,095)	-	8,808	7,804	(599,128)	(373,310)	(249,848)	(210,260)
Realized gain (loss) on investments	(3,272)	-	9,162	11,570	332,332	(719,881)	(562,654)	(621,993)
Change in unrealized gain (loss) on investments	9,236	-	117,206	2,172	3,718,699	8,387,950	4,388,443	2,514,192
Reinvested capital gains	-	-	32,955	55,785	2,039,549	2,836,116	500,330	1,771,461

Net increase (decrease) in contract owners’ equity resulting from operations	4,869	-	168,131	77,331	5,491,452	10,130,875	4,076,271	3,453,400

Equity transactions:
Purchase payments received from contract owners (note 3)	771,083	-	661,513	283,833	7,709,495	6,175,981	4,465,145	4,101,390
Transfers between funds	1,017,761	-	(72,011)	(72,012)	(5,686,042)	13,689,852	(1,095,922)	1,218,348
Redemptions (note 3)	(37,357)	-	(47,252)	(70,576)	(3,475,001)	(2,612,353)	(1,948,433)	(1,863,082)
Annuity benefits	-	-	-	-	(990)	(818)	(878)	(789)
Contract maintenance charges (note 2)	(3)	-	(1,835)	(2,734)	(136,603)	(105,946)	(75,445)	(62,724)
Contingent deferred sales charges (note 2)	-	-	-	-	(23,951)	(10,492)	(10,611)	(7,350)
Adjustments to maintain reserves	(26)	-	4	(35)	(772)	(1,200)	(153)	1,773

Net equity transactions	1,751,458	-	540,419	138,476	(1,613,864)	17,135,024	1,333,703	3,387,566

Net change in contract owners’ equity	1,756,327	-	708,550	215,807	3,877,588	27,265,899	5,409,974	6,840,966
Contract owners’ equity beginning of period	-	-	851,827	636,020	56,951,089	29,685,190	30,362,126	23,521,160

Contract owners’ equity end of period	$1,756,327	-	1,560,377	851,827	60,828,677	56,951,089	35,772,100	30,362,126

CHANGES IN UNITS:
Beginning units	-	-	57,268	48,681	3,789,125	2,546,750	2,569,957	2,257,127
Units purchased	184,998	-	47,276	19,884	1,748,709	2,196,506	615,485	810,910
Units redeemed	(12,700)	-	(11,819)	(11,297)	(1,860,322)	(954,131)	(510,362)	(498,080)

Ending units	172,298	-	92,725	57,268	3,677,512	3,789,125	2,675,080	2,569,957

	DVSCS		DSIF		DSIFS		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(633,493)	(420,553)	828,657	1,446,440	(25,220)	398,783	(62,384)	(2,855)
Realized gain (loss) on investments	8,083,550	3,225,136	11,106,816	8,904,453	9,908,673	8,200,215	2,271,253	2,249,864
Change in unrealized gain (loss) on investments	(2,914,595)	7,494,776	23,609,744	2,612,648	12,238,057	(547,935)	208,497	(2,840,763)
Reinvested capital gains	3,634,362	6,785,156	5,377,670	7,587,750	3,445,090	4,926,559	2,568,222	3,752,342

Net increase (decrease) in contract owners’ equity resulting from operations	8,169,824	17,084,515	40,922,887	20,551,291	25,566,600	12,977,622	4,985,588	3,158,588

Equity transactions:
Purchase payments received from contract owners (note 3)	845,457	1,434,704	3,272,011	2,072,789	1,163,920	1,728,647	721,453	364,521
Transfers between funds	(7,742,968)	2,063,472	(446,557)	(1,943,821)	(8,610,465)	(4,072,800)	(757,802)	(909,932)
Redemptions (note 3)	(9,657,526)	(7,336,348)	(26,197,372)	(24,346,120)	(11,757,659)	(12,319,629)	(4,703,947)	(4,168,028)
Annuity benefits	(906)	(764)	(65,480)	(58,044)	(2,249)	(2,752)	(3,768)	(3,426)
Contract maintenance charges (note 2)	(263,827)	(280,187)	(86,878)	(93,795)	(450,811)	(462,266)	(22,175)	(24,050)
Contingent deferred sales charges (note 2)	(12,366)	(10,065)	(5,870)	(5,251)	(34,938)	(36,652)	(363)	(4,528)
Adjustments to maintain reserves	(954)	(1,130)	(3,776)	2,512	(530)	(7,814)	640	580

Net equity transactions	(16,833,090)	(4,130,318)	(23,533,922)	(24,371,730)	(19,692,732)	(15,173,266)	(4,765,962)	(4,744,863)

Net change in contract owners’ equity	(8,663,266)	12,954,197	17,388,965	(3,820,439)	5,873,868	(2,195,644)	219,626	(1,586,275)
Contract owners’ equity beginning of period	89,226,981	76,272,784	216,013,716	219,834,155	141,953,285	144,148,929	37,862,359	39,448,634

Contract owners’ equity end of period	$80,563,715	89,226,981	233,402,681	216,013,716	147,827,153	141,953,285	38,081,985	37,862,359

CHANGES IN UNITS:
Beginning units	2,464,385	2,597,922	4,105,599	4,605,478	5,448,421	6,053,900	917,419	1,041,694
Units purchased	201,954	399,901	126,051	111,474	314,965	681,206	19,857	12,085
Units redeemed	(649,961)	(533,438)	(531,162)	(611,353)	(1,021,833)	(1,286,685)	(125,847)	(136,360)

Ending units	2,016,378	2,464,385	3,700,488	4,105,599	4,741,553	5,448,421	811,429	917,419

	DCAP		DCAPS		DVDLS		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,689	77,449	(450,148)	(138,387)	(11,638)	(11,446)	(78,640)	(15,807)
Realized gain (loss) on investments	450,783	768,401	1,553,433	2,144,770	17,796	83,721	487,336	249,989
Change in unrealized gain (loss) on investments	2,019,971	(3,122,970)	8,044,569	(11,251,935)	168,356	(60,440)	1,246,440	(716,575)
Reinvested capital gains	3,215,408	3,802,682	13,373,262	14,948,478	9,603	76,350	587,668	1,514,239

Net increase (decrease) in contract owners’ equity resulting from operations	5,688,851	1,525,562	22,521,116	5,702,926	184,117	88,185	2,242,804	1,031,846

Equity transactions:
Purchase payments received from contract owners (note 3)	297,046	199,319	737,776	2,102,209	5,671	4,663	218,150	144,356
Transfers between funds	(472,026)	(2,037,875)	(8,184,354)	(6,773,540)	87,787	(177,010)	57,865	(282,507)
Redemptions (note 3)	(2,847,339)	(2,905,015)	(7,952,042)	(7,336,810)	(80,930)	(82,092)	(1,341,114)	(1,626,360)
Annuity benefits	(1,733)	(1,538)	-	-	(191)	(165)	(717)	(633)
Contract maintenance charges (note 2)	(8,242)	(9,219)	(693,844)	(689,093)	(151)	(150)	(6,358)	(6,517)
Contingent deferred sales charges (note 2)	(420)	(1,341)	(21,431)	(28,593)	-	(216)	(46)	(202)
Adjustments to maintain reserves	(3,429)	(982)	(1,086)	(785)	(71)	(26)	(85)	2,210

Net equity transactions	(3,036,143)	(4,756,651)	(16,114,981)	(12,726,612)	12,115	(254,996)	(1,072,305)	(1,769,653)

Net change in contract owners’ equity	2,652,708	(3,231,089)	6,406,135	(7,023,686)	196,232	(166,811)	1,170,499	(737,807)
Contract owners’ equity beginning of period	23,575,969	26,807,058	97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912

Contract owners’ equity end of period	$26,228,677	23,575,969	103,566,423	97,160,288	995,882	799,650	14,117,604	12,947,105

CHANGES IN UNITS:
Beginning units	997,558	1,207,976	4,453,762	5,048,905	35,835	50,639	536,200	615,539
Units purchased	22,052	20,176	208,411	292,532	9,210	28,848	17,433	10,129
Units redeemed	(136,454)	(230,594)	(867,759)	(887,675)	(7,491)	(43,652)	(58,784)	(89,468)

Ending units	883,156	997,558	3,794,414	4,453,762	37,554	35,835	494,849	536,200

	ETVFR		FCA2S		FQB		FQBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$860,719	596,740	(912)	349	120,920	160,761	275,566	412,587
Realized gain (loss) on investments	267,561	(670,032)	(9,577)	(32,737)	(24,488)	(36,280)	14,125	95,118
Change in unrealized gain (loss) on investments	(228,945)	2,219,972	62,948	(12,777)	66,683	57,456	130,889	(33,575)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,335	2,146,680	52,459	(45,165)	163,115	181,937	420,580	474,130

Equity transactions:
Purchase payments received from contract owners (note 3)	10,499,895	7,619,852	16	1,401	75,390	133,194	270,637	256,312
Transfers between funds	3,617,639	14,210,382	(9,029)	(35,355)	123,638	64,285	2,349,796	(632,575)
Redemptions (note 3)	(4,118,708)	(4,335,009)	(30,608)	(95,137)	(638,042)	(1,319,905)	(2,671,396)	(3,525,195)
Annuity benefits	(199)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,185)	(1,492)	(70)	(81)	(1,753)	(2,062)	(10,366)	(10,926)
Contingent deferred sales charges (note 2)	(21,684)	(5,132)	(125)	-	(217)	(231)	(167)	(964)
Adjustments to maintain reserves	8,583	(233)	(73)	(42)	(83)	(48)	(293)	(328)

Net equity transactions	9,983,341	17,488,368	(39,889)	(129,214)	(441,067)	(1,124,767)	(61,789)	(3,913,676)

Net change in contract owners’ equity	10,882,676	19,635,048	12,570	(174,379)	(277,952)	(942,830)	358,791	(3,439,546)
Contract owners’ equity beginning of period	44,989,788	25,354,740	605,853	780,232	6,315,618	7,258,448	18,716,854	22,156,400

Contract owners’ equity end of period	$55,872,464	44,989,788	618,423	605,853	6,037,666	6,315,618	19,075,645	18,716,854

CHANGES IN UNITS:
Beginning units	4,327,808	2,619,558	43,051	52,107	400,313	471,546	1,344,546	1,625,167
Units purchased	2,040,430	4,482,578	210	708	28,377	29,155	238,006	90,014
Units redeemed	(1,090,161)	(2,774,328)	(3,010)	(9,764)	(56,003)	(100,388)	(242,744)	(370,635)

Ending units	5,278,077	4,327,808	40,251	43,051	372,687	400,313	1,339,808	1,344,546

	FEIP		FVSS2		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,022,552	2,768,472	(11,366)	(33,612)	1,752,475	1,810,358	521,380	105,155
Realized gain (loss) on investments	(5,348,009)	(9,488,260)	408,437	704,996	976,071	1,824,027	19,791	481,607
Change in unrealized gain (loss) on investments	30,975,742	32,964,682	(873,156)	(216,013)	(217,959)	2,090,642	178,325	(3,534,162)
Reinvested capital gains	6,368,540	19,084,179	1,465,167	-	-	-	11,536,360	4,683,835

Net increase (decrease) in contract owners’ equity resulting from operations	33,018,825	45,329,073	989,082	455,371	2,510,587	5,725,027	12,255,856	1,736,435

Equity transactions:
Purchase payments received from contract owners (note 3)	3,766,465	3,364,951	43,607	73,783	433,859	582,156	858,690	1,087,275
Transfers between funds	(4,578,881)	(3,594,792)	(161,624)	(294,957)	(966,035)	118,100	(1,506,240)	(1,327,465)
Redemptions (note 3)	(35,231,684)	(30,462,284)	(486,525)	(685,534)	(5,398,274)	(4,920,548)	(11,202,553)	(12,316,382)
Annuity benefits	(60,280)	(60,382)	(4,136)	(3,648)	(5,567)	(6,048)	(12,342)	(11,933)
Contract maintenance charges (note 2)	(111,313)	(121,078)	(611)	(685)	(17,095)	(19,126)	(49,571)	(55,775)
Contingent deferred sales charges (note 2)	(5,214)	(5,567)	(80)	(42)	(2,982)	(918)	(831)	(1,177)
Adjustments to maintain reserves	(46)	(27,185)	(164)	(54)	496	(3,989)	373	4,714

Net equity transactions	(36,220,953)	(30,906,337)	(609,533)	(911,137)	(5,955,598)	(4,250,373)	(11,912,474)	(12,620,743)

Net change in contract owners’ equity	(3,202,128)	14,422,736	379,549	(455,766)	(3,445,011)	1,474,654	343,382	(10,884,308)
Contract owners’ equity beginning of period	310,633,191	296,210,455	6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747

Contract owners’ equity end of period	$307,431,063	310,633,191	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439

CHANGES IN UNITS:
Beginning units	4,425,270	4,910,640	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898
Units purchased	60,857	88,198	3,746	9,586	28,203	95,319	22,219	28,476
Units redeemed	(542,372)	(573,568)	(21,210)	(39,365)	(188,185)	(221,794)	(283,024)	(326,937)

Ending units	3,943,755	4,425,270	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437

	FB2		FNRS2		FEI2		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$358,166	706,640	(181,275)	(906,161)	(210,402)	1,752,863	5,270	94
Realized gain (loss) on investments	388,960	10,654	(3,517,049)	174,154	12,579,307	(3,076,011)	98,092	195,205
Change in unrealized gain (loss) on investments	20,629,995	577,919	(1,860,143)	24,132,408	12,745,746	24,579,660	320,905	(112,435)
Reinvested capital gains	5,165,714	38,775	44,293	-	6,420,169	17,609,015	98,562	126,437

Net increase (decrease) in contract owners’ equity resulting from operations	26,542,835	1,333,988	(5,514,174)	23,400,401	31,534,820	40,865,527	522,829	209,301

Equity transactions:
Purchase payments received from contract owners (note 3)	177,040,664	78,303,972	6,602,108	9,360,587	16,822,600	18,382,858	47,663	205,605
Transfers between funds	12,670,416	19,487,133	(10,778,110)	13,482,593	(11,031,267)	(7,131,472)	458,861	(258,862)
Redemptions (note 3)	(4,395,441)	(947,970)	(7,232,378)	(8,962,116)	(23,337,979)	(18,342,151)	(976,369)	(810,928)
Annuity benefits	-	-	(6,738)	(6,411)	(3,060)	(2,787)	(10,034)	(9,563)
Contract maintenance charges (note 2)	(1,296,880)	(31,542)	(7,690)	(8,610)	(1,208,582)	(1,181,233)	(1,416)	(1,628)
Contingent deferred sales charges (note 2)	(65,238)	(3,790)	(45,480)	(58,408)	(95,047)	(65,801)	(595)	(117)
Adjustments to maintain reserves	(237)	(84)	(698)	(8,446)	(1,414)	(1,123)	7,468	5,166

Net equity transactions	183,953,284	96,807,719	(11,468,986)	13,799,189	(18,854,749)	(8,341,709)	(474,422)	(870,327)

Net change in contract owners’ equity	210,496,119	98,141,707	(16,983,160)	37,199,590	12,680,071	32,523,818	48,407	(661,026)
Contract owners’ equity beginning of period	98,141,707	-	105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769

Contract owners’ equity end of period	$308,637,826	98,141,707	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

CHANGES IN UNITS:
Beginning units	9,413,350	-	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304
Units purchased	18,272,233	9,607,762	1,225,870	2,417,999	1,479,837	1,617,323	43,136	75,762
Units redeemed	(1,839,799)	(194,412)	(1,994,836)	(1,488,191)	(2,204,741)	(2,003,323)	(74,485)	(135,751)

Ending units	25,845,784	9,413,350	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315

	FF10S2		FF20S		FF20S2		FF30S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(418,103)	(387,151)	6,201	10,577	(960,834)	(892,315)	9,690	8,949
Realized gain (loss) on investments	5,156,643	3,842,859	502,981	249,536	13,129,921	9,182,933	242,883	164,461
Change in unrealized gain (loss) on investments	16,141,894	(482,711)	545,844	(130,611)	37,267,157	(4,025,822)	1,397,908	(58,110)
Reinvested capital gains	5,002,048	5,110,333	269,572	314,764	12,796,145	14,214,693	413,331	385,128

Net increase (decrease) in contract owners’ equity resulting from operations	25,882,482	8,083,330	1,324,598	444,266	62,232,389	18,479,489	2,063,812	500,428

Equity transactions:
Purchase payments received from contract owners (note 3)	17,100,018	24,358,359	437,109	244,221	6,779,858	7,475,721	779,922	429,595
Transfers between funds	(5,022,791)	415,987	595,687	750,653	(5,884,688)	(5,558,095)	1,179,528	114,701
Redemptions (note 3)	(15,906,023)	(13,348,686)	(2,459,111)	(1,823,481)	(34,021,587)	(26,393,793)	(907,066)	(656,747)
Annuity benefits	(7,665)	(7,335)	-	-	(5,446)	(4,641)	-	-
Contract maintenance charges (note 2)	(2,735,259)	(2,479,086)	(3,662)	(3,697)	(4,822,893)	(4,762,238)	(4,603)	(4,761)
Contingent deferred sales charges (note 2)	(149,840)	(89,522)	(2,640)	(2,280)	(140,148)	(152,658)	(3,868)	(5,693)
Adjustments to maintain reserves	1,249	1,015	(99)	(54)	(1,311)	(3,128)	(60)	(77)

Net equity transactions	(6,720,311)	8,850,732	(1,432,716)	(834,638)	(38,096,215)	(29,398,832)	1,043,853	(122,982)

Net change in contract owners’ equity	19,162,171	16,934,062	(108,118)	(390,372)	24,136,174	(10,919,343)	3,107,665	377,446
Contract owners’ equity beginning of period	235,671,755	218,737,693	9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634

Contract owners’ equity end of period	$254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

CHANGES IN UNITS:
Beginning units	15,269,426	14,703,373	661,082	720,167	27,398,493	29,292,814	696,503	705,477
Units purchased	1,617,874	2,726,203	87,881	101,596	1,176,640	1,303,923	141,806	67,955
Units redeemed	(2,055,694)	(2,160,150)	(180,333)	(160,681)	(3,376,540)	(3,198,244)	(77,921)	(76,929)

Ending units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503

	FF30S2		FGI2		FGP		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(304,097)	(260,636)	16,832	841,030	(4,053,357)	(4,273,022)	(4,838,318)	(4,284,193)
Realized gain (loss) on investments	1,684,923	1,405,391	1,362,102	16,501	24,376,628	16,930,710	15,874,492	16,788,235
Change in unrealized gain (loss) on investments	7,374,038	(814,304)	22,152,210	4,025,814	56,782,685	(48,255,686)	53,907,843	(42,919,878)
Reinvested capital gains	2,291,086	2,371,567	3,537,375	-	26,274,071	32,918,908	22,095,764	26,433,334

Net increase (decrease) in contract owners’ equity resulting from operations	11,045,950	2,702,018	27,068,519	4,883,345	103,380,027	(2,679,090)	87,039,781	(3,982,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,184,093	4,230,507	150,918,584	64,968,489	3,845,730	4,002,527	30,238,979	26,861,184
Transfers between funds	1,490,649	(4,007,441)	7,221,876	14,468,231	(647,477)	(6,479,308)	7,160,427	(30,759,229)
Redemptions (note 3)	(5,732,096)	(4,158,169)	(3,357,664)	(449,532)	(41,619,855)	(32,270,584)	(23,493,686)	(16,769,787)
Annuity benefits	(1,711)	(1,545)	-	-	(68,395)	(71,932)	(2,322)	(1,899)
Contract maintenance charges (note 2)	(5,287)	(5,575)	(1,127,666)	(27,869)	(158,287)	(166,996)	(1,129,777)	(1,019,577)
Contingent deferred sales charges (note 2)	(12,727)	(18,643)	(53,483)	(3,397)	(6,832)	(4,158)	(150,156)	(86,818)
Adjustments to maintain reserves	(707)	(1,022)	(358)	(38)	(10,806)	(42,902)	(1,424)	(1,039)

Net equity transactions	922,214	(3,961,888)	153,601,289	78,955,884	(38,665,922)	(35,033,353)	12,622,041	(21,777,165)

Net change in contract owners’ equity	11,968,164	(1,259,870)	180,669,808	83,839,229	64,714,105	(37,712,443)	99,661,822	(25,759,667)
Contract owners’ equity beginning of period	59,123,656	60,383,526	83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799

Contract owners’ equity end of period	$71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

CHANGES IN UNITS:
Beginning units	3,573,631	3,821,754	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758
Units purchased	506,123	432,485	15,021,616	7,748,794	85,537	71,466	2,904,082	2,469,689
Units redeemed	(472,033)	(680,608)	(2,038,149)	(297,585)	(451,974)	(474,939)	(2,472,719)	(3,398,043)

Ending units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404

	FIGBS		FIGBP2		FMCS		FMC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$137,032	128,086	4,978,092	3,381,370	(129,909)	(170,030)	(2,912,205)	(3,145,376)
Realized gain (loss) on investments	(38,443)	(63,681)	49,840	138,477	140,206	(162,950)	12,851,196	6,245,524
Change in unrealized gain (loss) on investments	228,369	437,157	4,531,188	4,079,123	2,398,325	944,907	24,638,560	5,839,661
Reinvested capital gains	64,864	7,506	1,966,219	159,486	857,988	1,214,252	12,883,237	16,287,717

Net increase (decrease) in contract owners’ equity resulting from operations	391,822	509,068	11,525,339	7,758,456	3,266,610	1,826,179	47,460,788	25,227,526

Equity transactions:
Purchase payments received from contract owners (note 3)	386,050	386,658	171,683,110	85,629,053	352,874	369,489	7,984,322	14,692,465
Transfers between funds	1,098,051	(167,435)	41,191,004	17,225,001	(252,504)	(1,567,500)	(13,080,260)	(10,591,060)
Redemptions (note 3)	(2,273,318)	(1,996,248)	(34,082,256)	(32,753,144)	(1,887,680)	(2,628,303)	(23,794,059)	(21,917,297)
Annuity benefits	(7,843)	(8,000)	(17,157)	(16,888)	(2,417)	(2,122)	(24,060)	(21,104)
Contract maintenance charges (note 2)	(4,590)	(5,447)	(3,690,571)	(2,401,100)	(5,292)	(5,795)	(1,357,120)	(1,334,216)
Contingent deferred sales charges (note 2)	(1,247)	(830)	(133,173)	(73,606)	(1,894)	(1,844)	(80,270)	(65,968)
Adjustments to maintain reserves	(106)	(100)	(4,502)	(1,045)	(1,638)	(6,944)	(1,676)	(1,144)

Net equity transactions	(803,003)	(1,791,402)	174,946,455	67,608,271	(1,798,551)	(3,843,019)	(30,353,123)	(19,238,324)

Net change in contract owners’ equity	(411,181)	(1,282,334)	186,471,794	75,366,727	1,468,059	(2,016,840)	17,107,665	5,989,202
Contract owners’ equity beginning of period	14,237,181	15,519,515	396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630

Contract owners’ equity end of period	$13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

CHANGES IN UNITS:
Beginning units	976,988	1,099,872	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203
Units purchased	149,689	117,608	16,019,623	11,128,987	59,011	55,144	428,434	721,904
Units redeemed	(203,034)	(240,492)	(4,355,264)	(6,654,928)	(153,553)	(289,123)	(1,148,148)	(1,271,139)

Ending units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968

	FOP		FO2		FVSS		FRESS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$45,558	33,025	(303,619)	(237,735)	2,299	(14,129)	16,919	6,999
Realized gain (loss) on investments	(798,318)	(1,768,131)	(48,565)	(1,194,090)	253,203	329,306	(2,235)	12,132
Change in unrealized gain (loss) on investments	14,803,954	(2,201,865)	22,550,842	(4,569,151)	(620,051)	23,600	(27,332)	(483)
Reinvested capital gains	52,068	92,405	88,127	143,989	1,105,620	-	47,857	7,975

Net increase (decrease) in contract owners’ equity resulting from operations	14,103,262	(3,844,566)	22,286,785	(5,856,987)	741,071	338,777	35,209	26,623

Equity transactions:
Purchase payments received from contract owners (note 3)	441,058	565,878	6,574,003	5,864,492	56,719	93,526	925,097	142,878
Transfers between funds	(922,213)	(1,132,421)	478,654	(657,360)	(35,628)	(168,095)	494,549	79,061
Redemptions (note 3)	(5,839,544)	(6,646,012)	(7,695,525)	(6,123,376)	(651,718)	(501,261)	(104,916)	(127,738)
Annuity benefits	(5,448)	(5,362)	(1,234)	(1,097)	-	-	-	-
Contract maintenance charges (note 2)	(23,667)	(26,690)	(554,612)	(504,795)	(1,536)	(1,644)	(21)	-
Contingent deferred sales charges (note 2)	(1,639)	(1,631)	(40,340)	(23,733)	(142)	(162)	-	-
Adjustments to maintain reserves	(3,510)	(4,681)	(536)	(942)	(94)	(61)	(41)	(21)

Net equity transactions	(6,354,963)	(7,250,919)	(1,239,590)	(1,446,811)	(632,399)	(577,697)	1,314,668	94,180

Net change in contract owners’ equity	7,748,299	(11,095,485)	21,047,195	(7,303,798)	108,672	(238,920)	1,349,877	120,803
Contract owners’ equity beginning of period	52,080,321	63,175,806	80,364,230	87,668,028	4,535,225	4,774,145	844,472	723,669

Contract owners’ equity end of period	$59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

CHANGES IN UNITS:
Beginning units	1,852,149	2,102,387	3,994,427	4,070,933	194,874	221,601	67,558	60,710
Units purchased	47,461	33,894	799,401	683,422	8,233	13,743	122,709	27,340
Units redeemed	(246,640)	(284,132)	(850,310)	(759,928)	(33,523)	(40,470)	(14,880)	(20,492)

Ending units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558

	FTVIS2		FTVRD2		FTVSV2		FTVMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,737,777	7,744,079	21,899	(34,715)	(951,530)	(651,406)	13,221	9,874
Realized gain (loss) on investments	2,843,926	3,017,875	2,026,164	1,555,875	5,990,183	5,673,558	(11,915)	(17,228)
Change in unrealized gain (loss) on investments	10,641,248	16,549,422	3,006,154	(974,910)	(3,641,855)	4,836,336	17,905	31,972
Reinvested capital gains	-	-	1,340,716	4,620,222	6,948,289	14,729,854	56,102	61,980

Net increase (decrease) in contract owners’ equity resulting from operations	20,222,951	27,311,376	6,394,933	5,166,472	8,345,087	24,588,342	75,313	86,598

Equity transactions:
Purchase payments received from contract owners (note 3)	13,621,115	18,304,394	507,572	402,420	508,339	752,242	263,357	85,527
Transfers between funds	(5,282,424)	5,062,039	(1,443,645)	(1,357,685)	(6,639,037)	(3,784,416)	72,339	30,223
Redemptions (note 3)	(25,592,492)	(23,725,648)	(6,024,549)	(6,356,081)	(11,403,611)	(10,579,925)	(69,167)	(63,949)
Annuity benefits	(6,501)	(4,554)	(6,661)	(5,964)	(5,329)	(4,359)	-	-
Contract maintenance charges (note 2)	(14,207)	(15,144)	(2,645)	(3,020)	(446,745)	(467,411)	(1,315)	(1,949)
Contingent deferred sales charges (note 2)	(69,777)	(63,714)	(944)	(5,007)	(16,026)	(13,097)	-	-
Adjustments to maintain reserves	(878)	(547)	(552)	(340)	943	(1,324)	(22)	(21)

Net equity transactions	(17,345,164)	(443,174)	(6,971,424)	(7,325,677)	(18,001,466)	(14,098,290)	265,192	49,831

Net change in contract owners’ equity	2,877,787	26,868,202	(576,491)	(2,159,205)	(9,656,379)	10,490,052	340,505	136,429
Contract owners’ equity beginning of period	261,657,476	234,789,274	37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479
Contract owners’ equity end of period	$264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311	1,119,413	778,908

CHANGES IN UNITS:
Beginning units	17,118,771	17,158,069	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378
Units purchased	1,716,926	3,406,636	26,907	53,157	175,573	359,476	27,013	12,894
Units redeemed	(2,787,859)	(3,445,934)	(261,090)	(341,292)	(656,556)	(801,905)	(7,233)	(8,138)

Ending units	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770	79,914	60,134

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(58,793)	(65,442)	427,806	202,922	(1,869,670)	(1,867,129)	1,017,801	1,985,628
Realized gain (loss) on investments	(281,905)	(1,013,875)	(1,521,452)	(2,781,888)	(1,282,898)	(4,010,723)	986,395	(3,582,643)
Change in unrealized gain (loss) on investments	4,379,801	2,486,801	6,576,105	3,957,315	3,171,964	7,131,151	3,266,244	8,205,441
Reinvested capital gains	-	-	-	719,684	382,081	101,315	4,139,331	2,928,311

Net increase (decrease) in contract owners’ equity resulting from operations	4,039,103	1,407,484	5,482,459	2,098,033	401,477	1,354,614	9,409,771	9,536,737

Equity transactions:
Purchase payments received from contract owners (note 3)	103,556	80,362	227,964	491,499	8,092,557	7,221,727	4,280,597	5,964,075
Transfers between funds	1,877,249	(18,100)	(1,554,154)	(904,538)	2,572,645	(5,141,298)	879,256	(4,602,763)
Redemptions (note 3)	(1,205,224)	(1,163,459)	(5,702,347)	(5,732,744)	(10,599,001)	(11,769,147)	(6,115,582)	(7,578,078)
Annuity benefits	-	-	(2,387)	(2,181)	(15,081)	(14,074)	(669)	(599)
Contract maintenance charges (note 2)	(1,386)	(1,234)	(150,428)	(159,505)	(7,634)	(8,741)	(3,521)	(3,975)
Contingent deferred sales charges (note 2)	(162)	(1,833)	(2,898)	(3,009)	(30,630)	(45,800)	(27,576)	(34,897)
Adjustments to maintain reserves	(477)	(277)	(555)	(546)	(778)	(794)	(733)	(677)

Net equity transactions	773,556	(1,104,541)	(7,184,805)	(6,311,024)	12,078	(9,758,127)	(988,228)	(6,256,914)

Net change in contract owners’ equity	4,812,659	302,943	(1,702,346)	(4,212,991)	413,555	(8,403,513)	8,421,543	3,279,823
Contract owners’ equity beginning of period	9,987,139	9,684,196	39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979

Contract owners’ equity end of period	$14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147	101,083,345	92,661,802

CHANGES IN UNITS:
Beginning units	1,166,947	1,309,203	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285
Units purchased	428,495	191,248	73,645	174,690	1,896,180	2,260,091	1,064,452	824,785
Units redeemed	(346,831)	(333,504)	(377,507)	(490,514)	(1,896,075)	(3,342,146)	(1,127,791)	(1,362,809)

Ending units	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337	7,228,922	7,292,261

	FTVSI2		ACEG2		AVBV2		IVMCC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,762	14,141	(77,944)	(65,656)	-	-	(207,052)	(243,477)
Realized gain (loss) on investments	(21,514)	(18,804)	220,063	428,314	-	-	(173,851)	(328,293)
Change in unrealized gain (loss) on investments	31,023	37,453	520,246	(801,101)	-	-	1,885,366	1,160,804
Reinvested capital gains	-	-	451,115	397,799	-	-	313,986	969,162

Net increase (decrease) in contract owners’ equity resulting from operations	19,271	32,790	1,113,480	(40,644)	-	-	1,818,449	1,558,196

Equity transactions:
Purchase payments received from contract owners (note 3)	154,503	117,496	15,087	38,610	24	1,558	111,943	188,221
Transfers between funds	125,786	(8,448)	1,132,438	(983,344)	(24)	(1,558)	(432,627)	(564,689)
Redemptions (note 3)	(227,638)	(71,545)	(617,528)	(549,667)	-	-	(753,225)	(873,947)
Annuity benefits	-	-	(231)	(193)	-	-	(5,988)	(3,247)
Contract maintenance charges (note 2)	-	-	(1,349)	(1,393)	-	-	(68,579)	(67,333)
Contingent deferred sales charges (note 2)	-	-	(321)	(100)	-	-	(4,413)	(5,890)
Adjustments to maintain reserves	(11)	(13)	(337)	(138)	-	-	(371)	(101)

Net equity transactions	52,640	37,490	527,759	(1,496,225)	-	-	(1,153,260)	(1,326,986)

Net change in contract owners’ equity	71,911	70,280	1,641,239	(1,536,869)	-	-	665,189	231,210
Contract owners’ equity beginning of period	502,582	432,302	3,902,095	5,438,964	-	-	14,787,289	14,556,079

Contract owners’ equity end of period	$574,493	502,582	5,543,334	3,902,095	-	-	15,452,478	14,787,289

CHANGES IN UNITS:
Beginning units	48,249	44,614	265,809	372,457	-	-	1,095,185	1,203,449
Units purchased	29,746	13,422	116,970	37,343	2	(314)	41,794	48,740
Units redeemed	(24,832)	(9,787)	(81,293)	(143,991)	(2)	314	(121,551)	(157,004)

Ending units	53,163	48,249	301,486	265,809	-	-	1,015,428	1,095,185

	IVKMG2		IVBRA1		JPMMV1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(258,710)	(256,155)	5,697	(84)	(74,720)	(62,882)	14,097	65,385
Realized gain (loss) on investments	1,071,689	797,255	(4,996)	(1,884)	476,581	391,366	198,911	192,093
Change in unrealized gain (loss) on investments	1,250,082	(2,525,240)	6,540	22,808	623,099	657,946	1,257,601	(76,736)
Reinvested capital gains	1,104,380	1,739,001	8,821	-	653,180	727,954	18,437	143,752

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,441	(245,139)	16,062	20,840	1,678,140	1,714,384	1,489,046	324,494

Equity transactions:
Purchase payments received from contract owners (note 3)	61,113	133,221	-	2,199	215,037	306,801	363,497	211,314
Transfers between funds	(200,432)	(1,346,927)	(7,075)	(1,098)	(821,827)	1,219,276	240,423	(227,143)
Redemptions (note 3)	(2,000,467)	(1,699,972)	(48,722)	(6,599)	(1,321,143)	(1,756,635)	(1,273,149)	(1,090,530)
Annuity benefits	-	-	-	-	-	-	-	(3,064)
Contract maintenance charges (note 2)	(113,235)	(110,807)	-	-	(3,882)	(4,194)	(401)	(516)
Contingent deferred sales charges (note 2)	(4,208)	(4,480)	-	-	(1,737)	(215)	(305)	(1)
Adjustments to maintain reserves	(456)	(385)	5	(12)	(245)	(156)	2,648	(34,195)

Net equity transactions	(2,257,685)	(3,029,350)	(55,792)	(5,510)	(1,933,797)	(235,123)	(667,287)	(1,144,135)

Net change in contract owners’ equity	909,756	(3,274,489)	(39,730)	15,330	(255,657)	1,479,261	821,759	(819,641)
Contract owners’ equity beginning of period	15,980,455	19,254,944	209,603	194,273	14,855,704	13,376,443	9,339,607	10,159,248

Contract owners’ equity end of period	$16,890,211	15,980,455	169,873	209,603	14,600,047	14,855,704	10,161,366	9,339,607

CHANGES IN UNITS:
Beginning units	1,167,613	1,392,724	18,926	19,487	535,946	546,122	392,370	437,539
Units purchased	134,186	87,022	257	215	28,495	111,263	25,674	60,053
Units redeemed	(276,105)	(312,133)	(5,200)	(776)	(95,188)	(121,439)	(51,536)	(105,222)

Ending units	1,025,694	1,167,613	13,983	18,926	469,253	535,946	366,508	392,370

	JAMGS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$120	554	553,506	454,720	(2,006,332)	(815,188)	(1,161,680)	(883,091)
Realized gain (loss) on investments	(2,111)	(2,997)	(38,309)	46,175	(4,863,896)	(1,094,409)	3,665,166	(211,774)
Change in unrealized gain (loss) on investments	71,399	6,531	375,779	(729,327)	32,403,045	(15,272,527)	24,926,432	5,069,743
Reinvested capital gains	22,780	16,802	-	-	7,622,810	17,371,993	5,498,162	2,126,440

Net increase (decrease) in contract owners’ equity resulting from operations	92,188	20,890	890,976	(228,432)	33,155,627	189,869	32,928,080	6,101,318

Equity transactions:
Purchase payments received from contract owners (note 3)	320,101	49,922	8,152,037	13,411,000	1,284,524	1,568,392	11,040,341	8,152,743
Transfers between funds	114,624	(86,645)	2,794,913	18,294,795	(6,146,130)	(10,778,063)	18,024,479	3,725,483
Redemptions (note 3)	(48,081)	(10,327)	(3,134,843)	(2,185,572)	(15,003,775)	(12,609,433)	(8,069,997)	(6,954,868)
Annuity benefits	-	-	(938)	-	(1,642)	-	(820)	(629)
Contract maintenance charges (note 2)	(81)	(171)	(401,878)	(243,155)	(671,171)	(649,700)	(6,287)	(4,952)
Contingent deferred sales charges (note 2)	-	-	(23,428)	(22,925)	(28,076)	(35,687)	(47,772)	(19,766)
Adjustments to maintain reserves	(19)	(9)	682	(371)	(4,092)	(6,862)	(787)	(660)

Net equity transactions	386,544	(47,230)	7,386,545	29,253,772	(20,570,362)	(22,511,353)	20,939,157	4,897,351

Net change in contract owners’ equity	478,732	(26,340)	8,277,521	29,025,340	12,585,265	(22,321,484)	53,867,237	10,998,669
Contract owners’ equity beginning of period	223,445	249,785	47,777,798	18,752,458	125,005,211	147,326,695	68,805,724	57,807,055

Contract owners’ equity end of period	$702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

CHANGES IN UNITS:
Beginning units	14,228	17,758	4,859,004	1,919,575	5,035,118	5,899,324	5,095,862	4,891,607
Units purchased	24,716	3,391	1,670,517	4,210,570	426,392	595,935	3,803,880	2,487,611
Units redeemed	(3,622)	(6,921)	(932,037)	(1,271,141)	(1,115,394)	(1,460,141)	(2,383,389)	(2,283,356)

Ending units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$30,773	1,592,428	106,320	(122,697)	341,749	238,087	(66,625)	(68,604)
Realized gain (loss) on investments	(2,351,849)	(8,609,147)	658,270	(1,309,702)	(82,561)	(20,538)	(72,057)	(109,363)
Change in unrealized gain (loss) on investments	13,519,548	1,656,141	8,272,544	5,253,077	118,343	(511,046)	1,250,513	(284,743)
Reinvested capital gains	-	1,277,125	-	-	-	42,909	313,256	701,323

Net increase (decrease) in contract owners’ equity resulting from operations	11,198,472	(4,083,453)	9,037,134	3,820,678	377,531	(250,588)	1,425,087	238,613

Equity transactions:
Purchase payments received from contract owners (note 3)	561,855	1,419,251	9,774,498	6,369,977	10,999,764	5,435,799	43,625	100,235
Transfers between funds	(393,748)	(2,816,761)	(3,031,202)	12,272,295	5,726,281	6,343,978	(818,741)	317,553
Redemptions (note 3)	(5,155,735)	(6,349,418)	(2,335,627)	(3,336,804)	(1,147,511)	(221,207)	(531,246)	(713,127)
Annuity benefits	(10,156)	(8,998)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,903)	(9,214)	(1,337)	(1,233)	(98,746)	(11,429)	(480)	(586)
Contingent deferred sales charges (note 2)	(14,390)	(29,854)	(17,165)	(45,990)	(6,192)	(1,290)	(30)	(78)
Adjustments to maintain reserves	(1,125)	(694)	(598)	(416)	(284)	(29)	(239)	(128)

Net equity transactions	(5,021,202)	(7,795,688)	4,388,569	15,257,829	15,473,312	11,545,822	(1,307,111)	(296,131)

Net change in contract owners’ equity	6,177,270	(11,879,141)	13,425,703	19,078,507	15,850,843	11,295,234	117,976	(57,518)
Contract owners’ equity beginning of period	39,379,854	51,258,995	35,091,210	16,012,703	11,295,234	-	6,098,868	6,156,386

Contract owners’ equity end of period	$45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	6,216,844	6,098,868

CHANGES IN UNITS:
Beginning units	2,427,421	2,950,471	4,087,331	2,211,426	1,134,112	-	601,619	633,135
Units purchased	401,365	405,572	2,242,353	3,408,513	1,988,321	1,404,911	26,487	88,915
Units redeemed	(639,528)	(928,622)	(1,848,998)	(1,532,608)	(461,782)	(270,799)	(142,490)	(120,431)

Ending units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	485,616	601,619

	MNDSC		MVUSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(484,938)	(410,285)	5,925	4,063	700,208	1,294,762	(642,394)	(902,270)
Realized gain (loss) on investments	(784,578)	(1,074,907)	(5,532)	(5,371)	24,622,547	16,241,744	8,494,585	5,049,046
Change in unrealized gain (loss) on investments	7,124,208	2,026,483	20,168	12,019	17,306,027	(5,644,373)	50,158,403	(4,607,125)
Reinvested capital gains	605,596	1,260,284	-	3,044	16,169,518	31,270,320	257,308	5,100,115

Net increase (decrease) in contract owners’ equity resulting from operations	6,460,288	1,801,575	20,561	13,755	58,798,300	43,162,453	58,267,902	4,639,766

Equity transactions:
Purchase payments received from contract owners (note 3)	2,366,493	3,033,973	17,500	12,030	20,322,373	19,888,706	22,731,422	21,546,028
Transfers between funds	4,967,571	(1,148,923)	(3,635)	553	(13,073,965)	9,002,469	12,486,084	4,768,311
Redemptions (note 3)	(1,776,128)	(1,323,850)	-	(11,549)	(37,680,801)	(32,213,522)	(16,719,275)	(13,828,503)
Annuity benefits	-	-	-	-	(17,850)	(15,653)	(1,591)	(1,453)
Contract maintenance charges (note 2)	(88,151)	(76,678)	-	-	(2,073,173)	(2,026,270)	(1,462,012)	(1,253,142)
Contingent deferred sales charges (note 2)	(10,437)	(7,617)	-	-	(95,527)	(86,506)	(73,198)	(60,761)
Adjustments to maintain reserves	(803)	(511)	(7)	(13)	(1,408)	(1,052)	(1,439)	(1,315)

Net equity transactions	5,458,545	476,394	13,858	1,021	(32,620,351)	(5,451,828)	16,959,991	11,169,165

Net change in contract owners’ equity	11,918,833	2,277,969	34,419	14,776	26,177,949	37,710,625	75,227,893	15,808,931
Contract owners’ equity beginning of period	26,229,003	23,951,034	148,800	134,024	396,385,607	358,674,982	224,182,054	208,373,123

Contract owners’ equity end of period	$38,147,836	26,229,003	183,219	148,800	422,563,556	396,385,607	299,409,947	224,182,054

CHANGES IN UNITS:
Beginning units	1,975,791	1,931,535	13,452	13,406	13,487,674	13,646,938	14,144,359	13,447,782
Units purchased	785,601	467,281	2,966	2,131	1,357,463	2,415,827	3,577,070	3,303,139
Units redeemed	(453,012)	(423,025)	(1,874)	(2,085)	(2,379,931)	(2,575,091)	(2,589,827)	(2,606,562)

Ending units	2,308,380	1,975,791	14,544	13,452	12,465,206	13,487,674	15,131,602	14,144,359

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86,380	21,457	44,711	14,838	150,678	18,629	71,810	79,138
Realized gain (loss) on investments	(5,832)	(49,992)	12,957	1,612	108,367	215,171	14,938	6,155
Change in unrealized gain (loss) on investments	481,092	(76,485)	54,664	79,878	194,022	240,125	55,417	77,589
Reinvested capital gains	613,659	267,440	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,299	162,420	112,332	96,328	453,067	473,925	142,165	162,882

Equity transactions:
Purchase payments received from contract owners (note 3)	2,463,363	2,017,215	203,980	15,264	236,492	367,966	-	-
Transfers between funds	1,598,794	5,893,493	345,580	305,945	508,438	(260,489)	(23,958)	(87,113)
Redemptions (note 3)	(961,869)	(378,120)	(408,837)	(302,215)	(1,245,858)	(1,496,416)	(160,651)	(130,850)
Annuity benefits	-	-	(1,184)	-	(1,089)	(1,096)	-	-
Contract maintenance charges (note 2)	(522)	(270)	(400)	(407)	(18,890)	(20,163)	(924)	(1,032)
Contingent deferred sales charges (note 2)	(3,460)	(2,635)	-	(72)	(100)	(817)	-	(76)
Adjustments to maintain reserves	(332)	(136)	1,176	(44)	(338)	(208)	(47)	(56)

Net equity transactions	3,095,974	7,529,547	140,315	18,471	(521,345)	(1,411,223)	(185,580)	(219,127)

Net change in contract owners’ equity	4,271,273	7,691,967	252,647	114,799	(68,278)	(937,298)	(43,415)	(56,245)
Contract owners’ equity beginning of period	8,963,172	1,271,205	2,183,887	2,069,088	10,615,879	11,553,177	1,789,500	1,845,745

Contract owners’ equity end of period	$13,234,445	8,963,172	2,436,534	2,183,887	10,547,601	10,615,879	1,746,085	1,789,500

CHANGES IN UNITS:
Beginning units	964,729	154,932	164,356	163,055	799,543	908,448	64,563	72,640
Units purchased	934,178	1,215,315	57,083	71,161	91,729	122,940	-	-
Units redeemed	(612,864)	(405,518)	(48,758)	(69,860)	(131,606)	(231,845)	(6,384)	(8,077)

Ending units	1,286,043	964,729	172,681	164,356	759,666	799,543	58,179	64,563

	MSEMB		VKVGR2		MSVRE		MSVREB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,128	26,425	1,964	(2,122)	5	(32)	(1)	(9)
Realized gain (loss) on investments	18,903	4,662	6,512	251	1,274	1,301	155	157
Change in unrealized gain (loss) on investments	1,970	24,366	12,002	4,677	(939)	192	(114)	29
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,001	55,453	20,478	2,806	340	1,461	40	177

Equity transactions:
Purchase payments received from contract owners (note 3)	127,972	-	42,518	537	-	(1,109)	-	-
Transfers between funds	(29,471)	542	(233,737)	51,186	-	-	-	-
Redemptions (note 3)	(50,813)	(55,217)	(49,724)	(20,662)	-	1,109	-	-
Annuity benefits	-	-	-	-	(3,103)	(3,189)	(537)	(553)
Contract maintenance charges (note 2)	(91)	(86)	(6)	(6)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(81)	(62)	(14)	(5)	1,119	1,057	(2)	3

Net equity transactions	47,516	(54,823)	(240,963)	31,050	(1,984)	(2,132)	(539)	(550)

Net change in contract owners’ equity	97,517	630	(220,485)	33,856	(1,644)	(671)	(499)	(373)
Contract owners’ equity beginning of period	601,667	601,037	436,532	402,676	28,349	29,020	3,182	3,555

Contract owners’ equity end of period	$699,184	601,667	216,047	436,532	26,705	28,349	2,683	3,182

CHANGES IN UNITS:
Beginning units	34,535	37,621	41,570	38,899	-	-	-	-
Units purchased	16,633	949	6,884	6,267	-	-	-	-
Units redeemed	(7,745)	(4,035)	(29,490)	(3,596)	-	-	-	-

Ending units	43,423	34,535	18,964	41,570	-	-	-	-

	NAMGI2		NAMAA2		NVAMV1		NVAMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(509,499)	408,710	7,544,269	(11,636,179)	134,907	455,837	44,082	1,288,987
Realized gain (loss) on investments	(20,023)	(530,341)	597,454	(195,199)	1,156,720	797,967	4,221,995	2,261,107
Change in unrealized gain (loss) on investments	36,356,376	1,048,622	154,968,774	66,531,104	181,811	2,166,861	983,664	8,004,570
Reinvested capital gains	250,869	7,639,902	15,239,276	-	1,628,404	4,364,072	6,830,745	15,831,432

Net increase (decrease) in contract owners’ equity resulting from operations	36,077,723	8,566,893	178,349,773	54,699,726	3,101,842	7,784,737	12,080,486	27,386,096

Equity transactions:
Purchase payments received from contract owners (note 3)	109,201,385	79,822,242	323,284,516	335,165,189	668,212	643,862	13,139,872	11,302,317
Transfers between funds	(11,146,006)	(7,716,137)	53,423,836	28,328,045	(1,270,715)	624,172	(8,072,217)	8,509,725
Redemptions (note 3)	(4,767,872)	(2,279,093)	(29,520,700)	(16,670,751)	(5,634,869)	(6,314,537)	(15,879,136)	(15,355,177)
Annuity benefits	-	-	-	-	(12,502)	(4,531)	(25,653)	(23,322)
Contract maintenance charges (note 2)	(1,680,484)	(623,199)	(13,289,417)	(7,968,034)	(15,227)	(16,770)	(875,161)	(818,960)
Contingent deferred sales charges (note 2)	(53,189)	(31,665)	(568,440)	(275,491)	(2,546)	(1,307)	(44,887)	(37,607)
Adjustments to maintain reserves	(833)	(310)	(2,663)	(234)	2,042	3,434	(1,550)	(1,267)

Net equity transactions	91,553,001	69,171,838	333,327,132	338,578,724	(6,265,605)	(5,065,677)	(11,758,732)	3,575,709

Net change in contract owners’ equity	127,630,724	77,738,731	511,676,905	393,278,450	(3,163,763)	2,719,060	321,754	30,961,805
Contract owners’ equity beginning of period	142,032,231	64,293,500	987,741,851	594,463,401	47,747,239	45,028,179	185,461,886	154,500,081

Contract owners’ equity end of period	$269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239	185,783,640	185,461,886

CHANGES IN UNITS:
Beginning units	13,095,102	6,439,133	96,551,805	62,152,068	1,867,130	2,093,055	7,464,284	7,354,304
Units purchased	9,514,216	8,015,208	36,584,254	39,646,036	69,216	112,845	1,142,504	1,753,865
Units redeemed	(1,913,695)	(1,359,239)	(6,695,442)	(5,246,299)	(310,464)	(338,770)	(1,609,446)	(1,643,885)

Ending units	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130	6,997,342	7,464,284

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(25,164,923)	25,226,479	(5,427,470)	23,743,520	(2,523,242)	(87,576)	(6,524,106)	(5,556,370)
Realized gain (loss) on investments	63,719,828	14,746,963	1,421,598	8,722,404	11,564,938	9,480,510	19,500,576	9,536,982
Change in unrealized gain (loss) on investments	652,513,562	16,448,644	38,417,907	(25,182,335)	41,874,751	(37,020,712)	63,546,186	(61,254,146)
Reinvested capital gains	141,948,822	347,686,969	7,435,690	7,694,907	24,035,364	24,533,853	39,086,580	86,756,436

Net increase (decrease) in contract owners’ equity resulting from operations	833,017,289	404,109,055	41,847,725	14,978,496	74,951,811	(3,093,925)	115,609,236	29,482,902

Equity transactions:
Purchase payments received from contract owners (note 3)	379,476,113	439,925,786	374,324,680	409,489,117	25,480,653	23,522,797	54,589,133	41,298,095
Transfers between funds	16,447,363	98,668,652	260,298,163	44,512,087	(4,166,053)	(5,591,398)	6,720,930	(17,031,101)
Redemptions (note 3)	(429,635,887)	(328,189,173)	(135,928,199)	(112,874,001)	(22,455,480)	(16,239,920)	(40,913,009)	(27,501,235)
Annuity benefits	(16,998)	(15,163)	(41,255)	(44,750)	(5,795)	(5,254)	(20,698)	(14,179)
Contract maintenance charges (note 2)	(64,136,717)	(57,578,466)	(28,438,676)	(22,806,370)	(1,334,942)	(1,174,203)	(1,502,317)	(1,343,441)
Contingent deferred sales charges (note 2)	(1,817,479)	(1,994,580)	(961,852)	(1,059,401)	(84,915)	(68,907)	(120,200)	(129,083)
Adjustments to maintain reserves	(72,951)	(1,718)	(51,684)	8,769	(6,078)	(9,632)	(1,992)	264

Net equity transactions	(99,756,556)	150,815,338	469,201,177	317,225,451	(2,572,610)	433,483	18,751,847	(4,720,680)

Net change in contract owners’ equity	733,260,733	554,924,393	511,048,902	332,203,947	72,379,201	(2,660,442)	134,361,083	24,762,222
Contract owners’ equity beginning of period	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791	257,511,644	260,172,086	441,447,667	416,685,445

Contract owners’ equity end of period	$6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644	575,808,750	441,447,667

CHANGES IN UNITS:
Beginning units	385,906,351	375,976,645	199,364,903	172,807,397	16,411,990	16,378,721	27,107,207	27,464,041
Units purchased	36,403,350	49,534,670	58,627,810	47,800,368	3,228,466	2,897,082	5,407,062	4,162,320
Units redeemed	(42,599,488)	(39,604,964)	(18,906,401)	(21,242,862)	(3,335,556)	(2,863,813)	(4,398,049)	(4,519,154)

Ending units	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990	28,116,220	27,107,207

	GVAGI2		HIBF		GEM		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,547,251)	(6,942,912)	2,544,917	2,849,360	7,643	(41,503)	(370,728)	(390,715)
Realized gain (loss) on investments	94,071,612	38,043,268	1,563,385	(3,914,095)	102,492	(396,133)	267,624	(2,699,223)
Change in unrealized gain (loss) on investments	145,223,909	(147,452,882)	(594,278)	9,905,911	2,925,748	926,106	17,812,475	5,735,055
Reinvested capital gains	279,886,157	340,271,573	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	516,634,427	223,919,047	3,514,024	8,841,176	3,035,883	488,470	17,709,371	2,645,117

Equity transactions:
Purchase payments received from contract owners (note 3)	320,540,696	375,324,250	4,001,993	3,900,472	527,268	278,740	5,462,579	2,256,802
Transfers between funds	(184,503,491)	(24,673,852)	(6,641,164)	6,062,951	1,018,387	(281,640)	3,983,393	(6,192,850)
Redemptions (note 3)	(155,860,138)	(125,322,795)	(8,198,110)	(8,479,153)	(1,345,805)	(1,269,468)	(4,435,298)	(4,200,139)
Annuity benefits	(22,962)	(20,441)	(311)	(306)	(846)	(703)	(7,171)	(5,511)
Contract maintenance charges (note 2)	(28,021,397)	(23,168,825)	(3,787)	(4,429)	(4,013)	(4,457)	(3,508)	(3,904)
Contingent deferred sales charges (note 2)	(1,020,035)	(1,138,077)	(11,541)	(16,000)	(609)	(892)	(12,936)	(18,652)
Adjustments to maintain reserves	(37,720)	15,451	(1,156)	(902)	(1,029)	(2,606)	(2,195)	(2,982)

Net equity transactions	(48,925,047)	201,015,711	(10,854,076)	1,462,633	193,353	(1,281,026)	4,984,864	(8,167,236)

Net change in contract owners’ equity	467,709,380	424,934,758	(7,340,052)	10,303,809	3,229,236	(792,556)	22,694,235	(5,522,119)
Contract owners’ equity beginning of period	2,606,759,337	2,181,824,579	72,969,003	62,665,194	7,807,404	8,599,960	45,436,271	50,958,390

Contract owners’ equity end of period	$3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404	68,130,506	45,436,271

CHANGES IN UNITS:
Beginning units	180,180,514	165,263,144	3,399,461	3,261,275	426,004	494,600	1,775,366	2,110,360
Units purchased	23,656,166	35,739,816	733,149	3,020,172	137,370	63,310	659,706	346,748
Units redeemed	(27,211,273)	(20,822,446)	(1,237,531)	(2,881,986)	(111,048)	(131,906)	(481,303)	(681,742)

Ending units	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004	1,953,769	1,775,366

	GIG		NVIE6		NVNMO1		NVNMO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65,904	131,346	(20,399)	142,457	(608,264)	(375,527)	(314,396)	(203,087)
Realized gain (loss) on investments	62,608	(462,773)	1,174,413	143,621	2,945,968	1,635,282	490,052	95,215
Change in unrealized gain (loss) on investments	3,854,846	186,332	8,773,063	(602,833)	11,646,608	3,271,494	5,592,992	1,582,050
Reinvested capital gains	-	-	-	-	1,527,858	3,293,419	677,596	1,197,666

Net increase (decrease) in contract owners’ equity resulting from operations	3,983,358	(145,095)	9,927,077	(316,755)	15,512,170	7,824,668	6,446,244	2,671,844

Equity transactions:
Purchase payments received from contract owners (note 3)	221,676	308,532	4,066,493	2,145,876	901,531	615,396	6,162,791	820,551
Transfers between funds	(130,605)	(536,080)	3,412,854	(604,164)	(658,473)	(1,829,395)	4,556,128	(915,465)
Redemptions (note 3)	(1,870,032)	(2,380,928)	(3,118,660)	(2,261,999)	(8,621,425)	(7,127,561)	(2,252,645)	(2,330,106)
Annuity benefits	(4,534)	(4,019)	-	-	(15,987)	(11,893)	-	-
Contract maintenance charges (note 2)	(6,789)	(7,334)	(226,258)	(208,064)	(26,084)	(27,580)	(208,639)	(196,156)
Contingent deferred sales charges (note 2)	(912)	(1,265)	(12,508)	(6,264)	(884)	(1,271)	(6,299)	(11,652)
Adjustments to maintain reserves	75	175	(1,176)	(565)	(8,178)	929	(761)	(361)

Net equity transactions	(1,791,121)	(2,620,919)	4,120,745	(935,180)	(8,429,500)	(8,381,375)	8,250,575	(2,633,189)

Net change in contract owners’ equity	2,192,237	(2,766,014)	14,047,822	(1,251,935)	7,082,670	(556,707)	14,696,819	38,655
Contract owners’ equity beginning of period	15,997,230	18,763,244	38,728,376	39,980,311	70,866,178	71,422,885	25,449,885	25,411,230

Contract owners’ equity end of period	$18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178	40,146,704	25,449,885

CHANGES IN UNITS:
Beginning units	1,229,114	1,434,332	4,680,764	4,786,711	4,870,321	5,502,381	1,806,938	2,018,042
Units purchased	50,240	46,105	1,268,749	810,273	109,164	54,953	1,085,438	151,980
Units redeemed	(167,655)	(251,323)	(841,913)	(916,220)	(634,204)	(687,013)	(572,932)	(363,084)

Ending units	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321	2,319,444	1,806,938

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,102)	(11,528)	(1,174,296)	(956,565)	(317,749)	416,645	8,626,403	25,057,363
Realized gain (loss) on investments	(28,673)	(51,451)	10,258,748	10,461,002	1,248,950	207,217	39,859,951	28,162,185
Change in unrealized gain (loss) on investments	193,467	10,537	(1,435,730)	(12,079,891)	5,738,071	(1,805,131)	68,628,464	(59,493,934)
Reinvested capital gains	185,986	211,717	10,582,509	11,920,463	4,858,858	5,384,382	104,446,870	102,592,055

Net increase (decrease) in contract owners’ equity resulting from operations	335,678	159,275	18,231,231	9,345,009	11,528,130	4,203,113	221,561,688	96,317,669

Equity transactions:
Purchase payments received from contract owners (note 3)	115,273	131,675	3,844,142	2,320,904	3,415,494	6,045,850	74,358,097	132,371,513
Transfers between funds	49,015	(115,397)	(4,906,206)	(5,256,394)	(2,295,842)	(2,454,370)	(36,608,297)	(28,905,460)
Redemptions (note 3)	(395,515)	(542,045)	(14,590,168)	(13,267,784)	(6,150,036)	(5,012,865)	(128,422,984)	(117,650,449)
Annuity benefits	-	-	(7,948)	(6,839)	(859)	(769)	(9,317)	(8,908)
Contract maintenance charges (note 2)	(831)	(889)	(677,927)	(699,172)	(4,643)	(5,129)	(26,361,616)	(24,976,954)
Contingent deferred sales charges (note 2)	(840)	(2,221)	(16,325)	(11,685)	(33,094)	(18,560)	(814,664)	(1,156,377)
Adjustments to maintain reserves	(145)	(33)	(938)	(759)	(841)	(740)	(5,890)	(6,701)

Net equity transactions	(233,043)	(528,910)	(16,355,370)	(16,921,729)	(5,069,821)	(1,446,583)	(117,864,671)	(40,333,336)

Net change in contract owners’ equity	102,635	(369,635)	1,875,861	(7,576,720)	6,458,309	2,756,530	103,697,017	55,984,333
Contract owners’ equity beginning of period	2,103,063	2,472,698	117,910,139	125,486,859	67,472,151	64,715,621	2,182,848,151	2,126,863,818

Contract owners’ equity end of period	$2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151	2,286,545,168	2,182,848,151

CHANGES IN UNITS:
Beginning units	129,072	164,906	7,416,099	8,567,800	5,239,664	5,356,750	170,712,773	174,013,314
Units purchased	17,193	11,950	442,508	420,253	420,300	614,587	9,432,544	14,270,541
Units redeemed	(30,627)	(47,784)	(1,400,715)	(1,571,954)	(788,205)	(731,673)	(18,312,528)	(17,571,082)

Ending units	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664	161,832,789	170,712,773

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,297,214	31,207,156	3,757,723	6,938,839	6,713,900	31,055,490	(358,169)	3,576,908
Realized gain (loss) on investments	41,841,224	38,162,617	(1,642,979)	(2,367,910)	39,684,833	35,750,699	3,453,611	3,486,766
Change in unrealized gain (loss) on investments	135,953,914	(128,136,197)	16,586,935	(2,166,263)	103,001,685	(115,104,841)	23,396,173	(16,475,654)
Reinvested capital gains	176,519,613	203,418,155	14,653,561	19,745,565	162,989,937	180,128,157	27,965,620	29,619,034

Net increase (decrease) in contract owners’ equity resulting from operations	357,611,965	144,651,731	33,355,240	22,150,231	312,390,355	131,829,505	54,457,235	20,207,054

Equity transactions:
Purchase payments received from contract owners (note 3)	20,780,133	23,870,566	21,698,707	39,312,245	31,530,519	44,648,329	6,693,492	10,070,085
Transfers between funds	(24,703,012)	(49,763,657)	(3,920,118)	26,499,072	(41,886,594)	(48,711,686)	(7,969,176)	(8,816,165)
Redemptions (note 3)	(176,561,967)	(151,074,616)	(68,305,737)	(64,390,277)	(184,772,183)	(144,957,349)	(36,469,964)	(31,153,160)
Annuity benefits	(10,949)	(5,045)	(2,424)	(2,420)	(5,481)	(5,150)	-	-
Contract maintenance charges (note 2)	(32,733,312)	(32,398,552)	(8,904,735)	(8,843,857)	(30,186,950)	(29,845,889)	(1,871,611)	(1,991,854)
Contingent deferred sales charges (note 2)	(439,054)	(616,200)	(313,524)	(573,547)	(651,734)	(897,851)	(57,659)	(54,813)
Adjustments to maintain reserves	(9,659)	(3,748)	(9,615)	(911)	(23,070)	(190)	(1,377)	(780)

Net equity transactions	(213,677,820)	(209,991,252)	(59,757,446)	(7,999,695)	(225,995,493)	(179,769,786)	(39,676,295)	(31,946,687)

Net change in contract owners’ equity	143,934,145	(65,339,521)	(26,402,206)	14,150,536	86,394,862	(47,940,281)	14,780,940	(11,739,633)
Contract owners’ equity beginning of period	2,632,411,493	2,697,751,014	723,059,085	708,908,549	2,652,047,952	2,699,988,233	354,523,164	366,262,797

Contract owners’ equity end of period	$2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952	369,304,104	354,523,164

CHANGES IN UNITS:
Beginning units	200,598,080	217,431,242	60,815,023	61,515,066	204,434,070	218,892,033	27,286,181	29,878,087
Units purchased	5,277,793	5,916,997	7,397,530	11,846,905	6,150,807	7,241,278	1,047,070	2,205,806
Units redeemed	(20,447,124)	(22,750,159)	(12,371,041)	(12,546,948)	(22,644,335)	(21,699,241)	(3,881,778)	(4,797,712)

Ending units	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070	24,451,473	27,286,181

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,275,352	9,029,250	56,242	61,024	1,452,258	1,279,749	589,578	903,701
Realized gain (loss) on investments	8,115,646	6,102,786	(17,267)	10,735	184,667	220,201	(430,054)	(157,108)
Change in unrealized gain (loss) on investments	20,510,203	(12,282,810)	64,944	58,998	1,026,816	1,371,622	1,350,537	109,490
Reinvested capital gains	33,317,810	32,712,462	—	6,228	—	168,646	—	265,927

Net increase (decrease) in contract owners’ equity resulting from operations	65,219,011	35,561,688	103,919	136,985	2,663,741	3,040,218	1,510,061	1,122,010

Equity transactions:
Purchase payments received from contract owners (note 3)	21,854,076	44,043,351	48,700	134,224	5,792,521	6,408,011	3,215,265	5,082,393
Transfers between funds	(17,623,463)	(12,530,690)	127,425	805,439	5,559,965	516,167	2,850,402	497,281
Redemptions (note 3)	(59,954,856)	(57,867,931)	(298,295)	(455,344)	(9,592,067)	(9,304,867)	(4,458,172)	(4,107,198)
Annuity benefits	—	(12,899)	—	—	(6,232)	(6,206)	—	—
Contract maintenance charges (note 2)	(9,543,950)	(9,395,409)	(826)	(941)	(606,285)	(556,661)	(548,213)	(545,877)
Contingent deferred sales charges (note 2)	(360,852)	(416,740)	(534)	(313)	(19,237)	(11,946)	(15,348)	(27,086)
Adjustments to maintain reserves	(2,339)	(2,723)	(34)	(59)	(896)	(737)	(781)	(637)

Net equity transactions	(65,631,384)	(36,183,041)	(123,564)	483,006	1,127,769	(2,956,239)	1,043,153	898,876

Net change in contract owners’ equity	(412,373)	(621,353)	(19,645)	619,991	3,791,510	83,979	2,553,214	2,020,886
Contract owners’ equity beginning of period	819,439,987	820,061,340	3,482,975	2,862,984	96,083,897	95,999,918	67,608,454	65,587,568

Contract owners’ equity end of period	$819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897	70,161,668	67,608,454

CHANGES IN UNITS:
Beginning units	65,146,020	68,111,828	272,710	233,064	7,826,378	8,086,301	5,144,916	5,081,927
Units purchased	3,077,446	6,185,866	35,616	131,905	2,632,173	1,843,876	927,342	1,501,419
Units redeemed	(8,096,066)	(9,151,674)	(45,107)	(92,259)	(2,538,996)	(2,103,799)	(850,164)	(1,438,430)

Ending units	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378	5,222,094	5,144,916

	TRF		TRF2		GBF		GVIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(387,869)	102,829	(834,428)	(420,234)	1,298,348	950,760	26,317	12,563
Realized gain (loss) on investments	3,171,918	3,934,928	15,022,062	12,720,531	(3,952,023)	(3,800,037)	18,714	(11,811)
Change in unrealized gain (loss) on investments	18,811,471	7,058,044	4,652,507	(2,458,379)	4,016,670	1,598,835	137,198	11,004
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,595,520	11,095,801	18,840,141	9,841,918	1,362,995	(1,250,442)	182,229	11,756

Equity transactions:
Purchase payments received from contract owners (note 3)	1,030,174	1,471,776	2,461,815	2,959,287	5,139,597	8,119,029	499,497	173,938
Transfers between funds	(1,270,412)	(1,825,628)	(5,954,192)	(8,177,591)	7,080,585	5,528,118	209,458	190,762
Redemptions (note 3)	(11,626,956)	(13,138,176)	(13,719,185)	(13,373,752)	(28,673,409)	(29,719,293)	(117,472)	(85,504)
Annuity benefits	(48,504)	(42,470)	(5,904)	(5,062)	(20,832)	(22,485)	-	-
Contract maintenance charges (note 2)	(61,224)	(66,418)	(555,509)	(575,431)	(1,011,833)	(1,023,644)	(113)	(562)
Contingent deferred sales charges (note 2)	(1,501)	(2,960)	(20,428)	(9,675)	(38,533)	(61,648)	-	-
Adjustments to maintain reserves	1,019	5,976	(2,077)	(890)	1,011	4,051	(20)	1

Net equity transactions	(11,977,404)	(13,597,900)	(17,795,480)	(19,183,114)	(17,523,414)	(17,175,872)	591,350	278,635

Net change in contract owners’ equity	9,618,116	(2,502,099)	1,044,661	(9,341,196)	(16,160,419)	(18,426,314)	773,579	290,391
Contract owners’ equity beginning of period	119,350,999	121,853,098	111,083,740	120,424,936	218,506,789	236,933,103	589,297	298,906

Contract owners’ equity end of period	$128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789	1,362,876	589,297

CHANGES IN UNITS:
Beginning units	1,304,033	1,468,479	4,706,075	5,584,163	13,597,359	14,815,954	57,766	29,332
Units purchased	10,696	24,251	271,559	282,574	1,666,653	3,700,953	63,845	36,982
Units redeemed	(130,430)	(188,697)	(963,046)	(1,160,662)	(2,843,034)	(4,919,548)	(13,666)	(8,548)

Ending units	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359	107,945	57,766

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$807,297	474,704	(206,600)	(97,766)	5,866,069	7,351,976	2,638,736	4,647,999
Realized gain (loss) on investments	1,303,617	(284,916)	7,814,835	8,683,793	18,577,696	3,835,554	33,710,891	23,504,863
Change in unrealized gain (loss) on investments	11,336,940	(639,864)	6,920,957	(8,744,217)	79,545,096	21,735,444	94,874,082	1,058,936
Reinvested capital gains	-	-	13,088,003	13,024,614	37,319,326	33,730,951	55,312,340	56,678,929

Net increase (decrease) in contract owners’ equity resulting from operations	13,447,854	(450,076)	27,617,195	12,866,424	141,308,187	66,653,925	186,536,049	85,890,727

Equity transactions:
Purchase payments received from contract owners (note 3)	15,284,026	6,472,830	5,741,135	8,873,402	78,720,979	182,875,045	18,587,486	18,250,545
Transfers between funds	1,842,158	640,630	(1,590,586)	(6,744,922)	(22,793,747)	8,975,590	1,614,371	(9,817,480)
Redemptions (note 3)	(3,484,367)	(2,939,438)	(20,754,233)	(22,831,256)	(75,922,122)	(65,478,027)	(97,843,592)	(56,988,225)
Annuity benefits	(2,798)	(2,097)	(15,741)	(14,149)	-	-	(2,556)	(2,378)
Contract maintenance charges (note 2)	(224,771)	(189,892)	(22,258)	(25,486)	(18,052,769)	(15,747,350)	(18,543,111)	(17,843,019)
Contingent deferred sales charges (note 2)	(25,102)	(16,506)	(37,608)	(15,408)	(647,358)	(794,611)	(356,666)	(312,028)
Adjustments to maintain reserves	(1,507)	(2,215)	(159)	357	(1,869)	(1,139)	(3,241)	(1,072)

Net equity transactions	13,387,639	3,963,312	(16,679,450)	(20,757,462)	(38,696,886)	109,829,508	(96,547,309)	(66,713,657)

Net change in contract owners’ equity	26,835,493	3,513,236	10,937,745	(7,891,038)	102,611,301	176,483,433	89,988,740	19,177,070
Contract owners’ equity beginning of period	54,370,257	50,857,021	175,617,342	183,508,380	1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321

Contract owners’ equity end of period	$81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435	1,551,474,131	1,461,485,391

CHANGES IN UNITS:
Beginning units	5,900,388	5,462,717	7,220,827	8,101,133	94,544,701	87,448,829	79,973,616	83,811,605
Units purchased	2,564,345	1,278,185	575,126	1,026,622	6,373,067	15,471,561	2,976,568	3,091,301
Units redeemed	(1,290,016)	(840,514)	(1,235,000)	(1,906,928)	(8,749,421)	(8,375,689)	(7,907,344)	(6,929,290)

Ending units	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701	75,042,840	79,973,616

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,744,127	3,289,834	5,793,122	8,408,276	832,128	1,940,312	2,771,516	3,671,409
Realized gain (loss) on investments	(93,569)	(659,347)	17,321,998	22,225,706	16,014,926	(2,241,852)	966,137	(1,421,799)
Change in unrealized gain (loss) on investments	10,797,435	1,660,280	90,438,625	(31,627,249)	46,423,546	(5,810,385)	22,037,547	1,148,048
Reinvested capital gains	14,022,699	14,531,324	141,481,794	128,451,854	52,403,736	60,773,482	34,166,181	29,793,146

Net increase (decrease) in contract owners’ equity resulting from operations	27,470,692	18,822,091	255,035,539	127,458,587	115,674,336	54,661,557	59,941,381	33,190,804

Equity transactions:
Purchase payments received from contract owners (note 3)	23,798,266	54,356,554	30,723,673	43,494,557	14,709,413	17,455,322	23,894,504	48,356,711
Transfers between funds	21,630,763	60,787,630	(16,042,641)	(50,579,619)	(19,194,678)	(20,078,190)	(16,741,017)	75,499
Redemptions (note 3)	(88,010,856)	(80,912,145)	(187,007,358)	(179,297,657)	(94,381,996)	(96,715,610)	(68,611,658)	(60,513,343)
Annuity benefits	-	-	(18,883)	(17,876)	(17,973)	(16,431)	(10,569)	(9,869)
Contract maintenance charges (note 2)	(8,014,337)	(7,617,115)	(20,518,145)	(20,302,343)	(3,660,819)	(3,960,626)	(7,878,047)	(7,544,369)
Contingent deferred sales charges (note 2)	(800,682)	(674,735)	(543,741)	(531,118)	(58,272)	(79,903)	(207,239)	(334,941)
Adjustments to maintain reserves	(8,686)	(1,032)	(14,114)	(1,591)	(50,696)	(330)	(3,113)	(838)

Net equity transactions	(51,405,532)	25,939,157	(193,421,209)	(207,235,647)	(102,655,021)	(103,395,768)	(69,557,139)	(19,971,150)

Net change in contract owners’ equity	(23,934,840)	44,761,248	61,614,330	(79,777,060)	13,019,315	(48,734,211)	(9,615,758)	13,219,654
Contract owners’ equity beginning of period	692,459,501	647,698,253	2,360,990,523	2,440,767,583	819,542,485	868,276,696	821,952,792	808,733,138

Contract owners’ equity end of period	$668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485	812,337,034	821,952,792

CHANGES IN UNITS:
Beginning units	48,849,367	46,933,158	122,410,696	133,428,382	35,794,497	40,552,102	48,904,136	50,084,778
Units purchased	7,304,166	14,554,381	4,702,375	5,422,378	1,373,892	2,099,134	2,431,137	5,085,392
Units redeemed	(10,928,913)	(12,638,172)	(14,032,541)	(16,440,064)	(5,494,042)	(6,856,739)	(6,384,894)	(6,266,034)

Ending units	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497	44,950,379	48,904,136

	MCIF		SAM		NVMIG1		NVMIG6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(910,521)	(352,540)	(5,697,017)	(8,815,824)	(26,871)	23,260	(635,861)	(356,103)
Realized gain (loss) on investments	8,142,863	6,612,039	-	70	(302,268)	(630,208)	5,627,863	2,775,791
Change in unrealized gain (loss) on investments	8,504,743	6,452,896	-	-	5,523,835	(762,957)	18,817,170	(9,431,479)
Reinvested capital gains	13,368,103	15,673,890	-	11,933	-	526,958	-	2,468,062

Net increase (decrease) in contract owners’ equity resulting from operations	29,105,188	28,386,285	(5,697,017)	(8,803,821)	5,194,696	(842,947)	23,809,172	(4,543,729)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,825,991	21,044,825	134,583,888	156,658,564	204,736	321,036	1,969,627	2,460,206
Transfers between funds	2,906,902	2,694,315	160,525,058	193,891,658	(307,028)	(434,236)	(4,290,932)	(1,290,827)
Redemptions (note 3)	(18,037,772)	(12,999,514)	(353,706,358)	(346,700,751)	(2,673,909)	(2,624,422)	(13,039,068)	(12,527,248)
Annuity benefits	(16,480)	(14,122)	(102,521)	(108,137)	(10,623)	(9,806)	(2,517)	(2,374)
Contract maintenance charges (note 2)	(520,777)	(482,767)	(1,582,471)	(1,632,243)	(8,681)	(9,797)	(733,060)	(729,113)
Contingent deferred sales charges (note 2)	(68,972)	(31,695)	(239,858)	(624,636)	(552)	(1,180)	(18,817)	(16,028)
Adjustments to maintain reserves	(2,438)	(516)	(17,304)	3,194	(507)	579	1,080	(829)

Net equity transactions	18,086,454	10,210,526	(60,539,566)	1,487,649	(2,796,564)	(2,757,826)	(16,113,687)	(12,106,213)

Net change in contract owners’ equity	47,191,642	38,596,811	(66,236,583)	(7,316,172)	2,398,132	(3,600,773)	7,695,485	(16,649,942)
Contract owners’ equity beginning of period	194,095,039	155,498,228	584,486,098	591,802,270	22,625,401	26,226,174	104,890,102	121,540,044

Contract owners’ equity end of period	$241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401	112,585,587	104,890,102

CHANGES IN UNITS:
Beginning units	5,547,630	5,257,305	50,109,476	50,544,180	2,452,159	2,745,069	10,445,091	11,631,797
Units purchased	1,725,265	1,323,349	51,365,925	61,274,739	39,934	54,880	855,068	827,698
Units redeemed	(1,207,958)	(1,033,024)	(55,890,931)	(61,709,443)	(306,566)	(347,790)	(2,238,548)	(2,014,404)

Ending units	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159	9,061,611	10,445,091

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,341	50,972	511,128	605,063	(88,930)	(45,364)	(1,651,032)	(1,032,213)
Realized gain (loss) on investments	(41,839)	(135,871)	(787,169)	(3,101,459)	257,247	293,206	5,950,549	3,807,736
Change in unrealized gain (loss) on investments	594,117	186,419	11,079,223	4,706,938	1,730,187	(1,462,586)	18,675,297	(18,218,947)
Reinvested capital gains	-	-	-	-	384,425	1,282,059	4,906,145	15,670,880

Net increase (decrease) in contract owners’ equity resulting from operations	593,619	101,520	10,803,182	2,210,542	2,282,929	67,315	27,880,959	227,456

Equity transactions:
Purchase payments received from contract owners (note 3)	59,319	91,485	1,590,419	2,127,738	121,905	156,428	5,403,843	4,132,669
Transfers between funds	(145,536)	32,263	(3,559,802)	1,068,162	7,861	(37,749)	(6,147,730)	(4,219,826)
Redemptions (note 3)	(340,789)	(544,542)	(5,379,696)	(4,335,066)	(1,261,002)	(1,200,335)	(11,130,429)	(11,337,571)
Annuity benefits	(697)	-	(1,030)	(895)	(2,472)	(1,341)	(16,904)	(15,098)
Contract maintenance charges (note 2)	(944)	(1,067)	(472,229)	(455,838)	(3,553)	(3,684)	(446,222)	(444,202)
Contingent deferred sales charges (note 2)	(348)	(108)	(15,827)	(13,458)	(1,779)	(716)	(34,315)	(23,340)
Adjustments to maintain reserves	(128)	(80)	(1,475)	(831)	2,389	(692)	(4,947)	(909)

Net equity transactions	(429,123)	(422,049)	(7,839,640)	(1,610,188)	(1,136,651)	(1,088,089)	(12,376,704)	(11,908,277)

Net change in contract owners’ equity	164,496	(320,529)	2,963,542	600,354	1,146,278	(1,020,774)	15,504,255	(11,680,821)
Contract owners’ equity beginning of period	3,011,220	3,331,749	56,333,228	55,732,874	8,404,790	9,425,564	105,579,270	117,260,091

Contract owners’ equity end of period	$3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790	121,083,525	105,579,270

CHANGES IN UNITS:
Beginning units	343,303	394,375	3,854,051	3,936,869	554,024	621,350	7,269,482	8,107,986
Units purchased	14,411	29,465	320,285	1,035,852	45,970	50,699	829,085	644,510
Units redeemed	(60,311)	(80,537)	(816,816)	(1,118,670)	(110,167)	(118,025)	(1,581,809)	(1,483,014)

Ending units	297,403	343,303	3,357,520	3,854,051	489,827	554,024	6,516,758	7,269,482

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,839	19,372	(303,382)	201,269	(2,237,464)	(2,066,284)	(1,754,222)	(1,684,734)
Realized gain (loss) on investments	(120,460)	(163,306)	(184,050)	1,737,825	7,328,335	5,702,580	1,058,426	3,820,135
Change in unrealized gain (loss) on investments	402,275	244,262	6,406,173	316,330	25,532,149	(14,222,089)	20,517,595	(10,884,635)
Reinvested capital gains	220,169	376,324	4,199,587	7,811,646	8,469,406	17,985,176	6,080,142	12,826,085

Net increase (decrease) in contract owners’ equity resulting from operations	506,823	476,652	10,118,328	10,067,070	39,092,426	7,399,383	25,901,941	4,076,851

Equity transactions:
Purchase payments received from contract owners (note 3)	42,578	73,658	4,063,637	3,995,243	1,245,973	1,354,188	7,482,483	4,565,862
Transfers between funds	332,045	74,888	(13,802,740)	10,745,795	(2,386,737)	(3,271,794)	1,619,839	(12,273,894)
Redemptions (note 3)	(591,639)	(538,162)	(6,835,327)	(6,545,432)	(17,004,584)	(16,071,373)	(12,485,104)	(12,290,333)
Annuity benefits	-	-	-	-	(14,129)	(20,454)	(4,149)	(3,580)
Contract maintenance charges (note 2)	(1,273)	(1,307)	(346,043)	(351,535)	(73,710)	(78,095)	(550,775)	(554,033)
Contingent deferred sales charges (note 2)	(806)	(49)	(29,529)	(18,869)	(1,743)	(4,261)	(48,484)	(47,766)
Adjustments to maintain reserves	(71)	(84)	(1,580)	(924)	(13,576)	(58,941)	(2,316)	(1,007)

Net equity transactions	(219,166)	(391,056)	(16,951,582)	7,824,278	(18,248,506)	(18,150,730)	(3,988,506)	(20,604,751)

Net change in contract owners’ equity	287,657	85,596	(6,833,254)	17,891,348	20,843,920	(10,751,347)	21,913,435	(16,527,900)
Contract owners’ equity beginning of period	4,009,163	3,923,567	95,485,885	77,594,537	157,549,258	168,300,605	104,615,539	121,143,439

Contract owners’ equity end of period	$4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258	126,528,974	104,615,539

CHANGES IN UNITS:
Beginning units	222,753	250,352	6,504,812	6,048,438	10,317,863	11,576,148	7,147,706	8,659,725
Units purchased	42,937	43,921	1,039,170	1,854,694	134,334	136,375	1,505,297	1,170,439
Units redeemed	(54,349)	(71,520)	(2,169,428)	(1,398,320)	(1,184,593)	(1,394,660)	(1,757,960)	(2,682,458)

Ending units	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863	6,895,043	7,147,706

	NVMMV1		NVMMV2		SCGF		SCGF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,680	3,317	(832,520)	(135,162)	(77,350)	(69,130)	(500,876)	(452,457)
Realized gain (loss) on investments	(4,603)	(15,247)	7,053,790	9,373,464	(362,488)	(134,522)	(1,420,987)	(2,333,898)
Change in unrealized gain (loss) on investments	41,305	24,970	11,583,847	7,027,811	1,632,695	(698,343)	8,098,689	(2,052,996)
Reinvested capital gains	33,050	26,166	14,016,904	23,525,402	46,948	1,166,798	260,704	6,597,062

Net increase (decrease) in contract owners’ equity resulting from operations	75,432	39,206	31,822,021	39,791,515	1,239,805	264,803	6,437,530	1,757,711

Equity transactions:
Purchase payments received from contract owners (note 3)	26,286	349,271	5,323,214	6,938,102	187,636	114,344	2,757,776	2,018,481
Transfers between funds	97,185	(41,764)	(7,553,420)	(12,745,246)	210,244	(554,877)	(684,447)	(2,022,910)
Redemptions (note 3)	(59,690)	(725)	(28,566,524)	(27,852,861)	(707,729)	(746,759)	(2,802,981)	(2,396,014)
Annuity benefits	-	-	(7,338)	(5,132)	(3,066)	(2,611)	(1,937)	(1,667)
Contract maintenance charges (note 2)	(180)	(264)	(565,677)	(585,708)	(2,066)	(2,085)	(82,997)	(81,833)
Contingent deferred sales charges (note 2)	-	-	(50,354)	(21,673)	(410)	(439)	(14,427)	(3,834)
Adjustments to maintain reserves	(10)	(26)	(2,280)	(1,149)	(58)	(103)	(1,037)	(609)

Net equity transactions	63,591	306,492	(31,422,379)	(34,273,667)	(315,449)	(1,192,530)	(830,050)	(2,488,386)

Net change in contract owners’ equity	139,023	345,698	399,642	5,517,848	924,356	(927,727)	5,607,480	(730,675)
Contract owners’ equity beginning of period	536,981	191,283	276,978,811	271,460,963	5,515,599	6,443,326	29,161,744	29,892,419

Contract owners’ equity end of period	$676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599	34,769,224	29,161,744

CHANGES IN UNITS:
Beginning units	34,172	14,266	14,406,181	16,383,590	487,634	608,574	1,265,979	1,375,061
Units purchased	8,118	25,806	615,314	1,358,743	98,691	91,609	268,201	320,861
Units redeemed	(4,364)	(5,900)	(2,172,587)	(3,336,152)	(125,245)	(212,549)	(306,356)	(429,943)

Ending units	37,926	34,172	12,848,908	14,406,181	461,080	487,634	1,227,824	1,265,979

	SCVF		SCVF2		SCF		SCF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(259,677)	(199,817)	(527,360)	(378,528)	(918,272)	(641,649)	(666,458)	(554,531)
Realized gain (loss) on investments	1,424,140	1,004,874	1,086,245	1,194,427	2,763,459	(1,146,451)	1,932,693	3,737,240
Change in unrealized gain (loss) on investments	(356,694)	2,854,353	255,890	3,526,694	1,335,843	4,730,980	437,589	(1,749,516)
Reinvested capital gains	1,490,780	2,953,890	1,985,269	3,596,504	4,680,326	9,770,772	3,193,168	6,362,174

Net increase (decrease) in contract owners’ equity resulting from operations	2,298,549	6,613,300	2,800,044	7,939,097	7,861,356	12,713,652	4,896,992	7,795,367

Equity transactions:
Purchase payments received from contract owners (note 3)	480,886	445,761	2,148,914	2,670,708	783,374	688,804	2,310,736	1,474,026
Transfers between funds	(814,133)	(28,925)	(2,505,964)	2,345,576	(980,533)	(703,427)	(1,614,223)	(1,018,265)
Redemptions (note 3)	(3,516,316)	(3,516,459)	(3,320,415)	(3,634,883)	(7,822,915)	(7,365,772)	(3,896,371)	(4,440,955)
Annuity benefits	(18,983)	(16,257)	(391)	(382)	(23,144)	(17,603)	(4,438)	(3,846)
Contract maintenance charges (note 2)	(10,326)	(10,817)	(91,748)	(83,349)	(24,533)	(25,452)	(118,108)	(117,796)
Contingent deferred sales charges (note 2)	(3,008)	(1,538)	(23,975)	(6,520)	(1,141)	(814)	(7,847)	(12,709)
Adjustments to maintain reserves	1,225	3,188	(914)	(662)	(5,324)	(6,068)	(1,272)	(727)

Net equity transactions	(3,880,655)	(3,125,047)	(3,794,493)	1,290,488	(8,074,216)	(7,430,332)	(3,331,523)	(4,120,272)

Net change in contract owners’ equity	(1,582,106)	3,488,253	(994,449)	9,229,585	(212,860)	5,283,320	1,565,469	3,675,095
Contract owners’ equity beginning of period	33,388,829	29,900,576	43,563,242	34,333,657	70,641,831	65,358,511	44,575,115	40,900,020

Contract owners’ equity end of period	$31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831	46,140,584	44,575,115

CHANGES IN UNITS:
Beginning units	827,693	920,025	1,159,257	1,128,122	1,123,947	1,264,093	1,300,494	1,435,176
Units purchased	26,401	40,333	160,427	277,023	25,625	25,171	153,256	231,685
Units redeemed	(119,272)	(132,665)	(259,946)	(245,888)	(145,263)	(165,317)	(248,412)	(366,367)

Ending units	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947	1,205,338	1,300,494

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,723,705	3,668,710	158,686	214,675	(3,056,389)	(1,987,589)	(3,370,753)	(2,370,338)
Realized gain (loss) on investments	1,219,592	1,181,948	(373,471)	(119,458)	6,966,638	7,823,524	5,946,275	7,790,419
Change in unrealized gain (loss) on investments	1,856,964	9,535,654	242,531	1,034,238	68,840,000	(75,795,699)	50,495,293	(58,438,098)
Reinvested capital gains	-	-	-	-	8,565,388	77,242,966	6,339,638	57,481,396

Net increase (decrease) in contract owners’ equity resulting from operations	10,800,261	14,386,312	27,746	1,129,455	81,315,637	7,283,202	59,410,453	4,463,379

Equity transactions:
Purchase payments received from contract owners (note 3)	13,860,113	12,320,508	9,006,339	16,596,882	3,272,507	3,201,995	8,911,553	10,463,575
Transfers between funds	19,810,299	3,366,899	7,176,392	5,622,656	(6,463,971)	26,088,939	(7,005,795)	41,846,431
Redemptions (note 3)	(16,810,428)	(14,046,480)	(10,728,040)	(10,473,889)	(37,198,504)	(38,205,549)	(25,531,825)	(27,408,445)
Annuity benefits	(1,701)	(1,691)	(5,286)	(5,432)	(76,159)	(65,360)	(64,610)	(57,799)
Contract maintenance charges (note 2)	(1,928,747)	(1,808,555)	(1,154,455)	(1,069,424)	(130,854)	(135,589)	(634,056)	(527,349)
Contingent deferred sales charges (note 2)	(78,747)	(81,621)	(54,183)	(87,823)	(6,895)	(6,736)	(77,017)	(51,553)
Adjustments to maintain reserves	(2,047)	(905)	(2,540)	(815)	128,446	127,498	(2,374)	(670)

Net equity transactions	14,848,742	(251,845)	4,238,227	10,582,155	(40,475,430)	(8,994,802)	(24,404,124)	24,264,190

Net change in contract owners’ equity	25,649,003	14,134,467	4,265,973	11,711,610	40,840,207	(1,711,600)	35,006,329	28,727,569
Contract owners’ equity beginning of period	219,107,775	204,973,308	136,173,775	124,462,165	335,918,815	337,630,415	248,532,290	219,804,721

Contract owners’ equity end of period	$244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815	283,538,619	248,532,290

CHANGES IN UNITS:
Beginning units	13,615,977	13,639,542	13,257,629	12,236,451	13,924,566	14,295,494	10,651,011	9,578,573
Units purchased	3,143,919	3,485,536	3,142,917	4,134,466	172,502	1,664,907	937,105	3,951,866
Units redeemed	(2,288,717)	(3,509,101)	(2,747,657)	(3,113,288)	(1,666,053)	(2,035,835)	(1,868,801)	(2,879,428)

Ending units	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566	9,719,315	10,651,011

	NVTIV3		EIF		EIF2		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$912,410	1,193,323	17,975	5,248	2,738,437	971,209	381,358	331,796
Realized gain (loss) on investments	(1,387,498)	(6,410,621)	3,520	2,736	8,960,328	11,266,104	(3,058,004)	(2,102,637)
Change in unrealized gain (loss) on investments	40,349,225	1,441,431	52,321	30,165	14,406,705	10,351,430	4,347,221	616,200
Reinvested capital gains	-	3,010,072	-	-	-	-	762,632	4,223,345

Net increase (decrease) in contract owners’ equity resulting from operations	39,874,137	(765,795)	73,816	38,149	26,105,470	22,588,743	2,433,207	3,068,704

Equity transactions:
Purchase payments received from contract owners (note 3)	6,651,830	7,076,788	509,651	-	45,178,239	4,740,448	488,253	951,345
Transfers between funds	(11,993,909)	3,866,133	285,649	(52,724)	(10,313,264)	(11,013,149)	(2,168,167)	(830,529)
Redemptions (note 3)	(19,371,234)	(15,427,501)	(351)	(41,902)	(15,170,047)	(13,342,519)	(4,238,639)	(6,183,024)
Annuity benefits	(4,129)	(3,215)	-	-	(5,533)	(4,762)	(3,900)	(3,910)
Contract maintenance charges (note 2)	(1,890,325)	(1,837,314)	(373)	(944)	(969,245)	(997,529)	(14,667)	(17,130)
Contingent deferred sales charges (note 2)	(61,515)	(47,613)	-	-	(42,890)	(49,174)	(2,935)	(4,091)
Adjustments to maintain reserves	(3,303)	(8,205)	(7)	(19)	(2,323)	(1,346)	14	1,383

Net equity transactions	(26,672,585)	(6,380,927)	794,569	(95,589)	18,674,937	(20,668,031)	(5,940,041)	(6,085,956)

Net change in contract owners’ equity	13,201,552	(7,146,722)	868,385	(57,440)	44,780,407	1,920,712	(3,506,834)	(3,017,252)
Contract owners’ equity beginning of period	201,112,080	208,258,802	215,630	273,070	164,101,030	162,180,318	50,577,181	53,594,433

Contract owners’ equity end of period	$214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030	47,070,347	50,577,181

CHANGES IN UNITS:
Beginning units	14,534,440	14,993,808	15,125	22,472	6,230,456	7,132,894	3,544,959	3,980,586
Units purchased	893,690	2,000,302	51,345	132	1,825,756	587,794	80,460	330,869
Units redeemed	(2,617,895)	(2,459,670)	(1,766)	(7,479)	(1,252,241)	(1,490,232)	(486,148)	(766,496)

Ending units	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456	3,139,271	3,544,959

	NVRE2		NVLM2		NVLCA2		NCPG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$338,898	227,623	(27,418)	(25,505)	49,905	2,998	1,968,565	8,828,627
Realized gain (loss) on investments	(5,747,339)	(6,783,748)	30,547	(24,449)	50,211	(12,612)	2,206,702	(4,186)
Change in unrealized gain (loss) on investments	7,982,970	3,592,754	751,543	439,528	741,508	234,243	119,777,312	37,323,703
Reinvested capital gains	1,546,375	7,810,764	141,849	86,751	92,335	31,013	45,837,542	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,120,904	4,847,393	896,521	476,325	933,959	255,642	169,790,121	46,148,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,968,322	8,217,641	1,059,621	1,610,029	2,286,529	1,013,558	106,993,426	153,172,862
Transfers between funds	(2,348,467)	(4,187,999)	245,303	(45,576)	3,326,707	732,518	(23,603,202)	(49,573,814)
Redemptions (note 3)	(7,919,170)	(8,209,133)	(280,504)	(108,210)	(89,033)	(28,882)	(34,063,783)	(24,393,024)
Annuity benefits	(5,084)	(5,004)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,821)	(5,733)	(360)	(289)	(260)	(41)	(14,639,637)	(12,820,075)
Contingent deferred sales charges (note 2)	(26,570)	(22,590)	(190)	(105)	(945)	-	(572,612)	(513,542)
Adjustments to maintain reserves	(1,218)	(971)	(64)	(28)	(168)	(70)	(4,790)	(368)

Net equity transactions	(5,337,008)	(4,213,789)	1,023,806	1,455,821	5,522,830	1,717,083	34,109,402	65,872,039

Net change in contract owners’ equity	(1,216,104)	633,604	1,920,327	1,932,146	6,456,789	1,972,725	203,899,523	112,020,183
Contract owners’ equity beginning of period	94,024,646	93,391,042	7,018,150	5,086,004	3,833,860	1,861,135	1,047,139,959	935,119,776

Contract owners’ equity end of period	$92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860	1,251,039,482	1,047,139,959

CHANGES IN UNITS:
Beginning units	6,892,130	7,214,889	612,499	474,175	320,782	170,818	98,053,986	91,651,481
Units purchased	943,806	1,479,417	118,497	169,227	473,161	164,080	11,599,739	16,397,585
Units redeemed	(1,318,628)	(1,802,176)	(34,521)	(30,903)	(53,361)	(14,116)	(8,782,256)	(9,995,080)

Ending units	6,517,308	6,892,130	696,475	612,499	740,582	320,782	100,871,469	98,053,986

	NCPGI2		IDPG2		IDPGI2		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,228,440	4,375,654	2,351,263	2,487,826	1,308,925	1,383,311	(412,086)	(176,217)
Realized gain (loss) on investments	816,978	(83,337)	2,385,867	567,662	1,743,905	423,705	(257,187)	(982,152)
Change in unrealized gain (loss) on investments	48,184,895	14,720,774	116,160,409	37,570,315	43,109,598	13,850,661	6,379,416	3,435,833
Reinvested capital gains	18,193,860	1,105,900	9,757,265	-	4,064,369	-	2,855,511	5,953,461

Net increase (decrease) in contract owners’ equity resulting from operations	68,424,173	20,118,991	130,654,804	40,625,803	50,226,797	15,657,677	8,565,654	8,230,925

Equity transactions:
Purchase payments received from contract owners (note 3)	45,438,732	84,300,757	107,488,101	166,284,382	38,597,556	68,500,323	20,151,367	11,598,188
Transfers between funds	(20,229,901)	(26,393,748)	(15,997,901)	(21,190,120)	(8,134,831)	(13,082,968)	6,046,959	303,298
Redemptions (note 3)	(17,303,960)	(12,187,590)	(22,392,810)	(15,411,532)	(14,488,170)	(11,564,831)	(3,346,344)	(2,998,314)
Annuity benefits	-	-	-	-	-	-	(4,174)	(3,567)
Contract maintenance charges (note 2)	(6,819,728)	(6,074,876)	(11,504,949)	(9,422,590)	(5,246,570)	(4,509,874)	(111,575)	(94,861)
Contingent deferred sales charges (note 2)	(362,771)	(298,169)	(415,571)	(353,084)	(248,755)	(316,887)	(23,512)	(18,160)
Adjustments to maintain reserves	(3,891)	(461)	(757)	(254)	(2,076)	(259)	(872)	(369)

Net equity transactions	718,481	39,345,913	57,176,113	119,906,802	10,477,154	39,025,504	22,711,849	8,786,215

Net change in contract owners’ equity	69,142,654	59,464,904	187,830,917	160,532,605	60,703,951	54,683,181	31,277,503	17,017,140
Contract owners’ equity beginning of period	524,456,631	464,991,727	832,143,425	671,610,820	400,604,316	345,921,135	55,881,332	38,864,192

Contract owners’ equity end of period	$593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316	87,158,835	55,881,332

CHANGES IN UNITS:
Beginning units	49,115,359	45,300,352	77,549,916	65,985,280	37,537,776	33,773,880	3,887,870	3,214,294
Units purchased	4,526,035	8,494,090	10,727,761	17,536,743	4,085,277	6,978,582	2,181,402	1,473,688
Units redeemed	(4,506,925)	(4,679,083)	(5,866,854)	(5,972,107)	(3,166,188)	(3,214,686)	(680,977)	(800,112)

Ending units	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776	5,388,295	3,887,870

	GVEX2		NVMGA2		AMTB		AMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$309,082	888,932	(188,243)	(296,394)	(31,715)	(359,173)	-	-
Realized gain (loss) on investments	5,816,443	2,311,644	503,612	(101,549)	(407,217)	(2,100,495)	-	-
Change in unrealized gain (loss) on investments	72,015,228	23,238,514	26,345,510	1,768,818	(39,934)	2,238,235	-	-
Reinvested capital gains	13,426,422	6,637,887	-	1,465,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,567,175	33,076,977	26,660,879	2,836,491	(478,866)	(221,433)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,138,764	91,862,853	65,240,808	85,822,525	739,023	1,174,958	10	-
Transfers between funds	16,030,742	28,914,776	(8,292,458)	2,049,712	5,147,668	2,361,680	-	-
Redemptions (note 3)	(34,096,234)	(21,956,943)	(4,102,714)	(999,887)	(11,786,973)	(13,649,883)	-	-
Annuity benefits	(7,660)	(6,027)	-	-	(5,266)	(5,443)	-	-
Contract maintenance charges (note 2)	(465,582)	(345,808)	(1,735,345)	(649,362)	(511,049)	(539,689)	-	-
Contingent deferred sales charges (note 2)	(344,011)	(126,901)	(62,558)	(24,863)	(9,639)	(8,210)	-	-
Adjustments to maintain reserves	(2,416)	16,319	(366)	(174)	(990)	(8,923)	(10)	-

Net equity transactions	103,253,603	98,358,269	51,047,367	86,197,951	(6,427,226)	(10,675,510)	-	-

Net change in contract owners’ equity	194,820,778	131,435,246	77,708,246	89,034,442	(6,906,092)	(10,896,943)	-	-
Contract owners’ equity beginning of period	421,842,830	290,407,584	138,538,134	49,503,692	88,848,916	99,745,859	-	-

Contract owners’ equity end of period	$616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916	-	-

CHANGES IN UNITS:
Beginning units	29,882,432	22,546,059	14,720,771	5,340,045	7,701,381	8,637,198	-	-
Units purchased	12,031,131	12,143,050	6,644,869	10,106,675	800,593	2,026,855	-	-
Units redeemed	(5,329,305)	(4,806,677)	(1,696,244)	(725,949)	(1,407,516)	(2,962,672)	-	-

Ending units	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381	-	-

	AMINS		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(816)	(1,507)	(188)	(174)	(42,627)	(39,904)	(117)	(79)
Realized gain (loss) on investments	2,147	(2,030)	211	(222)	25,949	(70,144)	274	202
Change in unrealized gain (loss) on investments	25,059	1,839	1,786	105	533,826	30,139	1,012	1,655
Reinvested capital gains	-	520	175	498	59,030	130,791	381	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	26,390	(1,178)	1,984	207	576,178	50,882	1,550	2,855

Equity transactions:
Purchase payments received from contract owners (note 3)	54,823	32,669	-	-	30,932	26,562	-	208
Transfers between funds	80,614	3,966	-	-	618,911	(379,743)	-	-
Redemptions (note 3)	(9,329)	(35,277)	-	-	(338,443)	(409,598)	-	(208)
Annuity benefits	-	-	(3,375)	(2,989)	-	-	(921)	(789)
Contract maintenance charges (note 2)	-	(509)	-	-	(1,050)	(998)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(43)	-	-
Adjustments to maintain reserves	(31)	(22)	3,113	2,039	(208)	(64)	107	89

Net equity transactions	126,077	827	(262)	(950)	310,142	(763,884)	(814)	(700)

Net change in contract owners’ equity	152,467	(351)	1,722	(743)	886,320	(713,002)	736	2,155
Contract owners’ equity beginning of period	95,716	96,067	12,891	13,634	2,432,375	3,145,377	13,838	11,683

Contract owners’ equity end of period	$248,183	95,716	14,613	12,891	3,318,695	2,432,375	14,574	13,838

CHANGES IN UNITS:
Beginning units	7,651	7,363	-	-	82,950	108,418	-	-
Units purchased	9,667	6,017	-	-	27,613	6,050	-	5
Units redeemed	(1,894)	(5,729)	-	-	(18,935)	(31,518)	-	(5)

Ending units	15,424	7,651	-	-	91,628	82,950	-	-

	AMSRS		NOTB4		NOTG4		NOTMG4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(171,049)	(141,129)	(81,354)	(96,739)	(38,733)	(31,542)	(43,432)	(53,533)
Realized gain (loss) on investments	1,799,817	2,173,810	29,813	(52,732)	(8,039)	(92,373)	(14,720)	(83,272)
Change in unrealized gain (loss) on investments	699,387	(1,205,183)	954,511	626,605	1,556,488	442,599	973,713	485,890
Reinvested capital gains	700,941	671,982	18,153	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,029,096	1,499,480	921,123	477,134	1,509,716	318,684	915,561	349,085

Equity transactions:
Purchase payments received from contract owners (note 3)	175,325	102,958	86,012	181,664	33,236	240,075	4,590	31,390
Transfers between funds	(982,653)	(1,281,538)	(360,452)	(467,736)	(1,010)	(175,164)	(168,624)	(338,397)
Redemptions (note 3)	(2,346,554)	(2,444,879)	(712,119)	(1,154,760)	(550,062)	(990,148)	(480,157)	(755,831)
Annuity benefits	(23,127)	(20,606)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,715)	(4,408)	(357)	(393)	(185)	(241)	(107)	(168)
Contingent deferred sales charges (note 2)	(428)	(4,664)	(11,934)	(13,697)	(28,844)	(1,596)	(16,975)	(184)
Adjustments to maintain reserves	(404)	(188)	18,500	(123)	(221)	(150)	(186)	(152)

Net equity transactions	(3,181,556)	(3,653,325)	(980,350)	(1,455,045)	(547,086)	(927,224)	(661,459)	(1,063,342)

Net change in contract owners’ equity	(152,460)	(2,153,845)	(59,227)	(977,911)	962,630	(608,540)	254,102	(714,257)
Contract owners’ equity beginning of period	19,323,077	21,476,922	11,591,799	12,569,710	10,223,761	10,832,301	8,281,252	8,995,509

Contract owners’ equity end of period	$19,170,617	19,323,077	11,532,572	11,591,799	11,186,391	10,223,761	8,535,354	8,281,252

CHANGES IN UNITS:
Beginning units	731,358	879,767	1,100,769	1,241,805	957,595	1,049,821	764,557	862,211
Units purchased	24,243	24,069	16,080	29,582	15,347	33,845	8,180	7,436
Units redeemed	(134,958)	(172,478)	(107,081)	(170,618)	(64,619)	(126,071)	(66,405)	(105,090)

Ending units	620,643	731,358	1,009,768	1,100,769	908,323	957,595	706,332	764,557

	OVIGS		OVMS		OVCAFS		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(252,889)	(257,230)	179,975	316,385	-	-	-	-
Realized gain (loss) on investments	576,816	(460,440)	(152,876)	(339,097)	-	(12)	-	-
Change in unrealized gain (loss) on investments	9,868,542	(1,341,672)	2,149,575	1,179,055	-	-	-	-
Reinvested capital gains	-	717,496	-	-	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,192,469	(1,341,846)	2,176,674	1,156,343	-	8	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,144,360	7,629,718	208,304	199,941	6	5	-	-
Transfers between funds	5,176,296	3,101,814	(109,342)	(63,939)	(6)	24	(64)	-
Redemptions (note 3)	(2,207,002)	(1,450,775)	(3,759,978)	(2,948,286)	-	-	-	-
Annuity benefits	-	-	(7,989)	(8,613)	-	-	-	-
Contract maintenance charges (note 2)	(212,843)	(141,180)	(12,390)	(14,012)	-	(29)	64	-
Contingent deferred sales charges (note 2)	(22,530)	(13,767)	(111)	(508)	-	-	-	-
Adjustments to maintain reserves	(551)	(445)	370	414	-	(8)	-	-

Net equity transactions	11,877,730	9,125,365	(3,681,136)	(2,835,003)	-	(8)	-	-

Net change in contract owners’ equity	22,070,199	7,783,519	(1,504,462)	(1,678,660)	-	-	-	-
Contract owners’ equity beginning of period	34,817,879	27,034,360	29,495,965	31,174,625	-	-	-	-

Contract owners’ equity end of period	$56,888,078	34,817,879	27,991,503	29,495,965	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,977,900	2,958,757	916,811	1,007,502	-	-	-	-
Units purchased	2,440,543	1,625,532	15,272	16,728	-	-	-	-
Units redeemed	(1,201,172)	(606,389)	(122,897)	(107,419)	-	-	-	-

Ending units	5,217,271	3,977,900	809,186	916,811	-	-	-	-

	OVB		OVGS		OVGSS		OVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$212,748	531,261	(561,728)	(337,233)	(920,751)	(745,611)	7,067	4,349
Realized gain (loss) on investments	(834,800)	(1,788,116)	4,039,985	637,098	319,734	(2,454,535)	5,639	(30,169)
Change in unrealized gain (loss) on investments	1,255,050	1,727,041	37,978,605	(11,450,143)	33,761,052	(5,806,408)	171,863	(7,883)
Reinvested capital gains	-	-	-	8,617,596	-	6,747,665	-	15,325

Net increase (decrease) in contract owners’ equity resulting from operations	632,998	470,186	41,456,862	(2,532,682)	33,160,035	(2,258,889)	184,569	(18,378)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,551	362,329	1,358,176	1,452,450	7,206,608	5,597,293	593,709	42,098
Transfers between funds	(269,009)	(631,946)	(1,579,526)	(3,821,703)	215,378	(6,010,098)	(150,298)	22,758
Redemptions (note 3)	(2,229,734)	(3,054,434)	(14,665,738)	(14,382,079)	(9,724,416)	(8,559,499)	(24,626)	(55,424)
Annuity benefits	(7,682)	(8,553)	(19,807)	(20,933)	(24,203)	(20,457)	-	-
Contract maintenance charges (note 2)	(7,726)	(9,375)	(42,719)	(44,589)	(5,257)	(5,641)	(663)	(1,570)
Contingent deferred sales charges (note 2)	(372)	(150)	(1,856)	(2,398)	(19,408)	(19,024)	-	-
Adjustments to maintain reserves	(9,968)	3,850	(11,371)	(19,654)	(1,259)	10,667	(21)	(14)

Net equity transactions	(2,268,940)	(3,338,279)	(14,962,841)	(16,838,906)	(2,352,557)	(9,006,759)	418,101	7,848

Net change in contract owners’ equity	(1,635,942)	(2,868,093)	26,494,021	(19,371,588)	30,807,478	(11,265,648)	602,670	(10,530)
Contract owners’ equity beginning of period	20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

Contract owners’ equity end of period	$18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078	1,189,825	587,155

CHANGES IN UNITS:
Beginning units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413
Units purchased	24,460	74,598	53,323	46,822	594,832	359,461	50,591	13,105
Units redeemed	(134,427)	(240,818)	(273,720)	(352,473)	(638,578)	(675,097)	(17,048)	(12,623)

Ending units	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606	88,438	54,895

	OVGI		OVGIS		OVSC		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,604)	(21,158)	(1,036,994)	(1,323,150)	(32,723)	(54,050)	(914,044)	(1,175,763)
Realized gain (loss) on investments	830,392	1,032,545	18,097,169	13,602,674	(124,306)	(386,061)	2,644,829	2,978,870
Change in unrealized gain (loss) on investments	762,963	(1,266,205)	7,678,236	(17,663,763)	634,448	1,221,333	4,278,637	7,995,475
Reinvested capital gains	211,724	1,403,124	3,455,936	22,474,084	388,436	250,595	5,338,915	3,451,561

Net increase (decrease) in contract owners’ equity resulting from operations	1,800,475	1,148,306	28,194,347	17,089,845	865,855	1,031,817	11,348,337	13,250,143

Equity transactions:
Purchase payments received from contract owners (note 3)	444,132	348,375	7,123,445	11,755,142	179,046	372,285	6,796,899	6,195,949
Transfers between funds	(149,602)	981,229	(12,406,042)	(1,573,903)	(305,856)	460,915	(4,132,249)	(6,874,029)
Redemptions (note 3)	(2,104,009)	(1,900,864)	(20,718,292)	(19,640,177)	(1,058,181)	(1,277,779)	(6,786,445)	(6,999,693)
Annuity benefits	(3,462)	(3,116)	(7,629)	(6,333)	(749)	(642)	(14,981)	(12,086)
Contract maintenance charges (note 2)	(6,337)	(6,686)	(1,120,037)	(1,062,670)	(1,748)	(1,824)	(392,368)	(384,613)
Contingent deferred sales charges (note 2)	(1,840)	(2,095)	(49,506)	(46,768)	(1,501)	(302)	(25,945)	(20,947)
Adjustments to maintain reserves	(139)	(116)	(1,448)	(2,868)	(15)	(81)	(1,298)	(6,183)

Net equity transactions	(1,821,257)	(583,273)	(27,179,509)	(10,577,577)	(1,189,004)	(447,428)	(4,556,387)	(8,101,602)

Net change in contract owners’ equity	(20,782)	565,033	1,014,838	6,512,268	(323,149)	584,389	6,791,950	5,148,541
Contract owners’ equity beginning of period	12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

Contract owners’ equity end of period	$12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405	102,659,351	95,867,401

CHANGES IN UNITS:
Beginning units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336
Units purchased	34,260	123,386	590,097	1,462,689	46,511	90,493	359,313	416,667
Units redeemed	(132,598)	(161,939)	(1,574,533)	(1,923,566)	(106,606)	(118,939)	(469,668)	(669,068)

Ending units	637,656	735,994	6,939,343	7,923,779	337,046	397,141	2,482,580	2,592,935

	OVAG		OVSB		OVSBS		PMVAAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,931)	(125,618)	19,731	63,986	41,386	270,827	1,316,647	376,147
Realized gain (loss) on investments	575,373	597,430	(27,469)	(57,186)	(180,139)	(250,735)	(497,387)	(1,253,885)
Change in unrealized gain (loss) on investments	897,749	(1,150,019)	97,107	78,989	501,230	388,386	4,150,015	5,262,887
Reinvested capital gains	961,870	736,944	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,310,061	58,737	89,369	85,789	362,477	408,478	4,969,275	4,385,149

Equity transactions:
Purchase payments received from contract owners (note 3)	228,495	299,820	101,392	151,659	13,886	89,829	3,643,586	1,976,694
Transfers between funds	432,046	(846,715)	(23,629)	207,045	13,345	(307,963)	(2,006,853)	(1,235,949)
Redemptions (note 3)	(1,328,446)	(1,171,228)	(236,173)	(470,130)	(703,307)	(1,194,350)	(2,962,769)	(2,833,014)
Annuity benefits	(132)	(118)	-	-	(120)	(118)	(3,480)	(3,238)
Contract maintenance charges (note 2)	(4,690)	(4,985)	(325)	(314)	(515)	(617)	(1,450)	(1,489)
Contingent deferred sales charges (note 2)	(1,684)	(1,788)	(1,342)	(417)	(771)	(217)	(4,980)	(9,883)
Adjustments to maintain reserves	(122)	672	(51)	(45)	(251)	(254)	(495)	(426)

Net equity transactions	(674,533)	(1,724,342)	(160,128)	(112,202)	(677,733)	(1,413,690)	(1,336,441)	(2,107,305)

Net change in contract owners’ equity	1,635,528	(1,665,605)	(70,759)	(26,413)	(315,256)	(1,005,212)	3,632,834	2,277,844
Contract owners’ equity beginning of period	8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

Contract owners’ equity end of period	$10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547	47,448,514	43,815,680

CHANGES IN UNITS:
Beginning units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663
Units purchased	96,914	72,946	21,368	43,474	69,770	77,490	609,254	669,749
Units redeemed	(164,554)	(265,443)	(36,222)	(55,298)	(134,773)	(219,910)	(734,650)	(895,464)

Ending units	908,156	975,796	163,993	178,847	756,811	821,814	4,156,552	4,281,948

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(21,802)	(116,856)	(1,128,914)	(518,363)	1,272,327	1,333,009	9,142	442
Realized gain (loss) on investments	(291,357)	(1,653,999)	(1,160,077)	(924,259)	(1,128,989)	(1,858,001)	(1,476)	(5,958)
Change in unrealized gain (loss) on investments	1,832,915	1,614,844	1,178,495	486,725	10,516,009	3,563,617	(5,744)	15,905
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	1,519,756	(156,011)	(1,110,496)	(955,897)	10,659,347	3,038,625	1,922	10,389

Equity transactions:
Purchase payments received from contract owners (note 3)	691,756	1,806,717	17,816,505	27,579,776	24,982,231	31,475,433	14,911	-
Transfers between funds	(1,038,342)	(589,469)	13,032,953	7,845,912	17,179,938	2,043,108	5,652	8,542
Redemptions (note 3)	(2,046,896)	(2,456,028)	(32,730,400)	(29,472,633)	(22,052,218)	(19,698,856)	(1,951)	(7,417)
Annuity benefits	-	-	(1,922)	(1,789)	(1,546)	(1,132)	-	-
Contract maintenance charges (note 2)	(909)	(1,155)	(3,761,186)	(3,607,455)	(2,299,274)	(2,106,113)	-	-
Contingent deferred sales charges (note 2)	(11,056)	(13,729)	(160,974)	(180,937)	(151,879)	(151,118)	-	-
Adjustments to maintain reserves	1,150	119	17,813	2,238	18,075	24,501	(3)	(6)

Net equity transactions	(2,404,297)	(1,253,545)	(5,787,211)	2,165,112	17,675,327	11,585,823	18,609	1,119

Net change in contract owners' equity	(884,541)	(1,409,556)	(6,897,707)	1,209,215	28,334,674	14,624,448	20,531	11,508
Contract owners' equity beginning of period	18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

Contract owners' equity end of period	$17,756,763	18,641,304	411,677,585	418,575,292	354,172,756	325,838,082	95,488	74,957

CHANGES IN UNITS:
Beginning units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828
Units purchased	242,575	1,141,771	5,619,892	9,117,309	5,845,486	7,850,470	3,495	1,920
Units redeemed	(461,205)	(1,288,547)	(6,147,834)	(8,946,344)	(4,233,855)	(6,773,131)	(378)	(1,535)

Ending units	1,504,589	1,723,219	36,607,998	37,135,940	32,295,222	30,683,591	15,330	12,213

	PMVEBD		PMVHYD		PMVSTA		PMVFHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$325,264	225,601	7,362	12,438	19,466	1,368	5,827	1,258
Realized gain (loss) on investments	5,961	(131,516)	11,381	(149)	29,137	6,816	770	1,764
Change in unrealized gain (loss) on investments	357,795	445,758	(6,966)	15,888	76,351	(13,237)	(3,657)	3,983
Reinvested capital gains	-	-	-	-	-	41,994	-	453

Net increase (decrease) in contract owners' equity resulting from operations	689,020	539,843	11,777	28,177	124,954	36,941	2,940	7,458

Equity transactions:
Purchase payments received from contract owners (note 3)	2,219,663	1,688,150	15,459	142,600	8,769,278	4,705,591	7,512	22,611
Transfers between funds	2,363,044	1,438,486	15,597	78,796	7,687,918	7,096,576	3,327	(35,308)
Redemptions (note 3)	(724,459)	(441,049)	(240,390)	(881)	(1,337,087)	(2,181,039)	(529)	(3,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(555)	(324)	-	-	(89,820)	(8,816)	-	-
Contingent deferred sales charges (note 2)	(3,257)	(4,245)	-	-	(14,986)	(107,175)	-	-
Adjustments to maintain reserves	409	(459)	71	(81)	(288)	(885)	(8)	(2)

Net equity transactions	3,854,845	2,680,559	(209,263)	220,434	15,015,015	9,504,252	10,302	(16,189)

Net change in contract owners' equity	4,543,865	3,220,402	(197,486)	248,611	15,139,969	9,541,193	13,242	(8,731)
Contract owners' equity beginning of period	7,844,517	4,624,115	334,267	85,656	9,541,193	-	121,889	130,620

Contract owners' equity end of period	$12,388,382	7,844,517	136,781	334,267	24,681,162	9,541,193	135,131	121,889

CHANGES IN UNITS:
Beginning units	804,800	529,314	29,352	8,419	944,987	-	10,635	12,103
Units purchased	585,159	466,504	3,442	24,350	2,230,937	1,261,786	2,694	2,390
Units redeemed	(216,121)	(191,018)	(21,460)	(3,417)	(752,450)	(316,799)	(1,801)	(3,858)

Ending units	1,173,838	804,800	11,334	29,352	2,423,474	944,987	11,528	10,635

	PMVRA		GVSSCS		GVGMNS		GVSIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,923	2,672	126	1,132	(128,315)	(113,570)	26	125
Realized gain (loss) on investments	(4,247)	(1,085)	815	(6,115)	37,273	(34,855)	(1)	-
Change in unrealized gain (loss) on investments	6,441	4,872	(26,229)	26,003	845,169	374,107	(272)	(98)
Reinvested capital gains	-	-	62,884	5,008	256,448	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	5,117	6,459	37,596	26,028	1,010,575	225,682	(247)	27

Equity transactions:
Purchase payments received from contract owners (note 3)	71,822	16,363	181,416	46,924	1,175,926	1,516,530	-	-
Transfers between funds	237	22,164	182,750	19,739	44,154	(525,736)	5,551	-
Redemptions (note 3)	(62,348)	(22,225)	(5,510)	(13,017)	(628,877)	(494,328)	-	-
Annuity benefits	-	-	-	-	(1,659)	(1,576)	-	-
Contract maintenance charges (note 2)	(426)	(216)	(81)	(97)	(425)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(4,336)	(1,635)	-	-
Adjustments to maintain reserves	8	(31)	(10)	(10)	(357)	(201)	1	(1)

Net equity transactions	9,293	16,055	358,565	53,539	584,426	492,604	5,552	(1)

Net change in contract owners' equity	14,410	22,514	396,161	79,567	1,595,001	718,286	5,305	26
Contract owners' equity beginning of period	158,754	136,240	199,166	119,599	8,740,753	8,022,467	7,614	7,588

Contract owners' equity end of period	$173,164	158,754	595,327	199,166	10,335,754	8,740,753	12,919	7,614

CHANGES IN UNITS:
Beginning units	17,059	15,317	12,674	9,328	788,900	742,713	770	770
Units purchased	8,755	4,488	22,530	5,911	145,008	177,225	573	-
Units redeemed	(7,744)	(2,746)	(1,006)	(2,565)	(96,092)	(131,038)	-	-

Ending units	18,070	17,059	34,198	12,674	837,816	788,900	1,343	770

	PVEIB		PVGOB		PVTIGB		ROCSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(16,222)	-	(18,086)	(1,701)	2,090	(5,536)	1,982	4,377
Realized gain (loss) on investments	9,780	-	44,927	584	78,678	(20,924)	(15,820)	(37,684)
Change in unrealized gain (loss) on investments	193,373	-	284,232	7,288	546,077	20,611	34,099	31,066
Reinvested capital gains	-	-	15,659	-	-	-	-	54,581

Net increase (decrease) in contract owners' equity resulting from operations	186,931	-	326,732	6,171	626,845	(5,849)	20,261	52,340

Equity transactions:
Purchase payments received from contract owners (note 3)	4,516	-	1,623	-	2,278,219	729,797	14,911	40,376
Transfers between funds	1,839,350	-	433,017	1,050,468	569,217	704,654	5,576	(34,086)
Redemptions (note 3)	(150,344)	-	(119,844)	(38,506)	(89,758)	(34,361)	(583)	(6,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(146)	-	(149)	(25)	(5,772)	(96)	(168)	(174)
Contingent deferred sales charges (note 2)	-	-	(13)	-	(181)	-	-	-
Adjustments to maintain reserves	16,019	-	(89)	(7)	(137)	(36)	-	(7)

Net equity transactions	1,709,395	-	314,545	1,011,930	2,751,588	1,399,958	19,736	(836)

Net change in contract owners' equity	1,896,326	-	641,277	1,018,101	3,378,433	1,394,109	39,997	51,504
Contract owners' equity beginning of period	-	-	1,018,101	-	1,605,654	211,545	339,279	287,775

Contract owners' equity end of period	$1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

CHANGES IN UNITS:
Beginning units	-	-	98,505	-	96,688	11,987	24,702	25,239
Units purchased	184,224	-	53,574	102,352	171,083	95,584	3,406	4,580
Units redeemed	(15,690)	-	(27,651)	(3,847)	(29,460)	(10,883)	(1,799)	(5,117)

Ending units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702

	RVARS		TRBCG2		TREI2		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(267,963)	(252,011)	-	-	-	126	(3,830,082)	(3,746,067)
Realized gain (loss) on investments	104,753	114,785	91	206	(2)	167	8,672,366	19,930,511
Change in unrealized gain (loss) on investments	480,585	(210,701)	(12)	13	3	(3)	37,018,840	(52,424,848)
Reinvested capital gains	-	-	4	-	-	3	10,590,128	1,633,521

Net increase (decrease) in contract owners' equity resulting from operations	317,375	(347,927)	83	219	1	293	52,451,252	(34,606,883)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,009,249	1,959,513	-	(3,873)	-	7	19,036,845	21,592,404
Transfers between funds	(95,296)	(310,024)	-	(6,937)	-	35	(9,266,457)	(40,919,629)
Redemptions (note 3)	(925,631)	(827,782)	-	10,925	-	-	(19,723,959)	(22,137,100)
Annuity benefits	(2,193)	(1,691)	-	-	-	-	(2,823)	(2,352)
Contract maintenance charges (note 2)	(390)	(687)	-	(109)	-	(42)	(15,882)	(20,338)
Contingent deferred sales charges (note 2)	(6,324)	(4,300)	-	-	-	-	(67,000)	(97,708)
Adjustments to maintain reserves	(298)	(282)	(83)	(225)	(1)	(293)	(1,114)	(1,261)

Net equity transactions	(20,883)	814,747	(83)	(219)	(1)	(293)	(10,040,390)	(41,585,984)

Net change in contract owners' equity	296,492	466,820	-	-	-	-	42,410,862	(76,192,867)
Contract owners' equity beginning of period	16,009,346	15,542,526	-	-	-	-	213,313,931	289,506,798

Contract owners' equity end of period	$16,305,838	16,009,346	-	-	-	-	255,724,793	213,313,931

CHANGES IN UNITS:
Beginning units	1,602,954	1,522,175	-	-	-	-	7,778,961	9,260,603
Units purchased	233,367	423,775	-	(917)	-	-	1,681,793	2,305,302
Units redeemed	(236,283)	(342,996)	-	917	-	-	(2,019,045)	(3,786,944)

Ending units	1,600,038	1,602,954	-	-	-	-	7,441,709	7,778,961

	VWHAS		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(539,452)	(460,591)	76,006	(104,286)	(168,681)	(138,995)	(253,020)	(195,143)
Realized gain (loss) on investments	2,652,627	(6,935,915)	(384,033)	(472,116)	425,490	(599,416)	(1,089,868)	(1,546,779)
Change in unrealized gain (loss) on investments	(4,423,588)	18,949,667	1,091,016	966,910	6,909,610	491,709	509,124	8,634,000
Reinvested capital gains	-	-	-	-	-	87,449	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(2,310,413)	11,553,161	782,989	390,508	7,166,419	(159,253)	(833,764)	6,892,078

Equity transactions:
Purchase payments received from contract owners (note 3)	3,091,865	4,928,184	74,926	48,885	148,298	255,977	37,203	(147)
Transfers between funds	(7,745,840)	10,951,547	(2,384)	(238,844)	2,321,184	(596,352)	(789,978)	(1,006,469)
Redemptions (note 3)	(4,118,106)	(4,377,717)	(868,794)	(792,647)	(3,780,615)	(2,108,035)	(1,964,749)	(2,097,063)
Annuity benefits	(1,620)	(1,361)	(3,703)	(3,563)	(2,306)	(1,872)	(3,306)	(1,253)
Contract maintenance charges (note 2)	(2,540)	(2,920)	(2,970)	(3,353)	(6,174)	(6,469)	(7,516)	(8,695)
Contingent deferred sales charges (note 2)	(32,276)	(37,088)	(507)	(69)	(76)	(256)	(244)	(1,537)
Adjustments to maintain reserves	(571)	(638)	734	668	496	195	(954)	(25)

Net equity transactions	(8,809,088)	11,460,007	(802,698)	(988,923)	(1,319,193)	(2,456,812)	(2,729,544)	(3,115,189)

Net change in contract owners' equity	(11,119,501)	23,013,168	(19,709)	(598,415)	5,847,226	(2,616,065)	(3,563,308)	3,776,889
Contract owners' equity beginning of period	43,132,934	20,119,766	7,402,431	8,000,846	15,145,638	17,761,703	21,421,950	17,645,061

Contract owners' equity end of period	$32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638	17,858,642	21,421,950

CHANGES IN UNITS:
Beginning units	5,646,906	3,711,701	344,888	391,393	699,218	809,875	968,351	1,147,129
Units purchased	2,129,530	6,556,049	15,424	3,521	204,695	37,585	2,510	4,662
Units redeemed	(3,442,784)	(4,620,844)	(48,462)	(50,026)	(253,784)	(148,242)	(148,249)	(183,440)

Ending units	4,333,652	5,646,906	311,850	344,888	650,129	699,218	822,612	968,351

	VYDS		WRPMAV		WRPMCV		WRPMMV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,023)	(996)	4,704	46,661	803	3,108	(136)	11,275
Realized gain (loss) on investments	10,265	104,384	(11,652)	(37,839)	(7,633)	(7,299)	(1,273)	(19,258)
Change in unrealized gain (loss) on investments	26,829	(112,715)	1,196,095	(279,474)	179,561	(50,661)	567,765	(117,244)
Reinvested capital gains	2,524	14,326	316,533	491,661	46,122	73,390	153,374	250,048

Net increase (decrease) in contract owners' equity resulting from operations	38,595	4,999	1,505,680	221,009	218,853	18,538	719,730	124,821

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,988	83,524	1,471,357	(40,650)	19,699	50,172	1,518,214
Transfers between funds	(17,544)	(41,723)	(57,741)	(85,263)	240,876	(443,609)	(207,826)	(315,474)
Redemptions (note 3)	(2,380)	(176,028)	(2,223,754)	(427,787)	(251,552)	(21,784)	(1,663,207)	(1,044,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(49)	(63)	(93,769)	(84,169)	(16,038)	(20,970)	(52,136)	(56,404)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(57)	7	(3)	(5)	(12)	8	(16)	(8)

Net equity transactions	(20,030)	(210,819)	(2,291,743)	874,133	(67,376)	(466,656)	(1,873,013)	102,033

Net change in contract owners' equity	18,565	(205,820)	(786,063)	1,095,142	151,477	(448,118)	(1,153,283)	226,854
Contract owners' equity beginning of period	173,052	378,872	11,054,154	9,959,012	1,917,733	2,365,851	6,633,673	6,406,819

Contract owners' equity end of period	$191,617	173,052	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

CHANGES IN UNITS:
Beginning units	8,424	18,880	978,660	898,769	176,118	219,006	594,742	581,842
Units purchased	-	348	7,134	135,351	17,714	2,906	4,632	142,780
Units redeemed	(947)	(10,804)	(196,514)	(55,460)	(23,220)	(45,794)	(165,300)	(129,880)

Ending units	7,477	8,424	789,280	978,660	170,612	176,118	434,074	594,742

	WRASP		WRHIP		WRMCG		WRPAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(257,851)	(2,221,987)	5,203,044	4,827,670	(1,169,705)	(1,035,384)	-	471
Realized gain (loss) on investments	(8,568,751)	(12,202,647)	(4,571,604)	(3,043,953)	594,763	164,565	(6,256)	(79)
Change in unrealized gain (loss) on investments	35,405,323	4,931,900	4,411,584	9,676,013	14,491,094	186,565	9,242	(2,759)
Reinvested capital gains	-	-	-	-	2,114,920	3,555,019	555	4,334

Net increase (decrease) in contract owners' equity resulting from operations	26,578,721	(9,492,734)	5,043,024	11,459,730	16,031,072	2,870,765	3,541	1,967

Equity transactions:
Purchase payments received from contract owners (note 3)	3,105,390	8,124,280	4,662,187	9,415,788	5,856,216	6,866,241	-	-
Transfers between funds	(17,891,610)	(35,776,874)	(1,100,849)	1,415,157	(1,639,400)	(3,622,335)	(41,950)	627
Redemptions (note 3)	(12,536,914)	(17,392,385)	(10,034,144)	(8,455,209)	(3,878,405)	(3,834,856)	-	-
Annuity benefits	(10,747)	(10,074)	(1,528)	(819)	-	-	-	-
Contract maintenance charges (note 2)	(7,291)	(9,395)	(3,999)	(3,266)	(255,357)	(225,202)	-	-
Contingent deferred sales charges (note 2)	(56,082)	(44,136)	(25,163)	(23,696)	(23,416)	(22,901)	-	-
Adjustments to maintain reserves	(1,204)	(1,171)	(698)	(967)	(886)	(739)	(4)	2

Net equity transactions	(27,398,458)	(45,109,755)	(6,504,194)	2,346,988	58,752	(839,792)	(41,954)	629

Net change in contract owners' equity	(819,737)	(54,602,489)	(1,461,170)	13,806,718	16,089,824	2,030,973	(38,413)	2,596
Contract owners' equity beginning of period	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063	47,246	44,650

Contract owners' equity end of period	$176,497,202	177,316,939	92,644,555	94,105,725	81,261,860	65,172,036	8,833	47,246

CHANGES IN UNITS:
Beginning units	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233	3,698	3,648
Units purchased	589,980	1,264,976	3,969,751	2,427,230	682,872	1,015,251	8	59
Units redeemed	(2,495,406)	(4,615,971)	(4,457,853)	(2,225,208)	(689,511)	(1,075,763)	(3,122)	(9)

Ending units	11,348,594	13,254,020	7,155,562	7,643,664	4,933,082	4,939,721	584	3,698

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,794	24,570	108,387	273,205	229,115	602,922	27,743	64,751
Realized gain (loss) on investments	(224,943)	(93,770)	(5,424)	(177,850)	154,405	(84,947)	(45,087)	(57,194)
Change in unrealized gain (loss) on investments	316,369	(58,011)	2,205,496	(1,550,674)	4,185,923	(2,904,000)	479,389	(340,543)
Reinvested capital gains	110,252	199,303	1,612,031	2,373,487	3,133,677	4,399,437	315,145	522,163

Net increase (decrease) in contract owners' equity resulting from operations	212,472	72,092	3,920,490	918,168	7,703,120	2,013,412	777,190	189,177

Equity transactions:
Purchase payments received from contract owners (note 3)	336,546	10,166	154,801	861,682	763,198	2,185,210	184,166	175,263
Transfers between funds	(123,090)	(15,724)	(46,902)	(965,033)	(739,152)	(1,643,726)	(214,530)	(767,603)
Redemptions (note 3)	(1,498,942)	(540,810)	(5,411,570)	(2,222,962)	(8,405,347)	(2,076,605)	(796,161)	(390,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,473)	(24,920)	(195,230)	(205,958)	(333,697)	(344,222)	(45,124)	(50,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(15)	(20)	(9)	(54)	(1)	8	(21)

Net equity transactions	(1,305,972)	(571,303)	(5,498,921)	(2,532,280)	(8,715,052)	(1,879,344)	(871,641)	(1,032,932)

Net change in contract owners' equity	(1,093,500)	(499,211)	(1,578,431)	(1,614,112)	(1,011,932)	134,068	(94,451)	(843,755)
Contract owners' equity beginning of period	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710	6,656,559	7,500,314

Contract owners' equity end of period	$1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778	6,562,108	6,656,559

CHANGES IN UNITS:
Beginning units	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222	450,483	521,289
Units purchased	29,482	25,090	29,692	87,285	70,526	174,743	11,643	12,298
Units redeemed	(119,370)	(66,643)	(355,220)	(256,155)	(564,809)	(295,368)	(66,726)	(83,104)

Ending units	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597	395,400	450,483

	SVDF		SVOF		WFVSCG		WFVOG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(571)	(492)	(1,657)	2,028	(1,278,557)	(1,076,279)	(276)	(265)
Realized gain (loss) on investments	1,027	1,299	22,268	13,178	(513,503)	(5,095,775)	(24)	762
Change in unrealized gain (loss) on investments	6,955	(1,466)	6,122	(14,284)	16,247,830	3,353,810	5,111	(2,722)
Reinvested capital gains	2,066	2,696	23,668	27,312	2,229,287	6,502,685	595	916

Net increase (decrease) in contract owners' equity resulting from operations	9,477	2,037	50,401	28,234	16,685,057	3,684,441	5,406	(1,309)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(12)	-	7,606,910	5,687,235	-	1,548
Transfers between funds	-	-	-	-	(836,671)	(9,688,872)	-	-
Redemptions (note 3)	-	(162)	12	-	(6,802,206)	(4,707,869)	-	(16,705)
Annuity benefits	(2,158)	(1,847)	(27,672)	(24,404)	-	-	-	-
Contract maintenance charges (note 2)	-	3	-	-	(265,724)	(258,928)	(3)	(3)
Contingent deferred sales charges (note 2)	-	-	-	-	(46,257)	(27,583)	-	-
Adjustments to maintain reserves	237	191	(1,511)	(14,380)	(1,162)	(861)	(6)	(15)

Net equity transactions	(1,921)	(1,815)	(29,183)	(38,784)	(345,110)	(8,996,878)	(9)	(15,175)

Net change in contract owners' equity	7,556	222	21,218	(10,550)	16,339,947	(5,312,437)	5,397	(16,484)
Contract owners' equity beginning of period	36,690	36,468	256,946	267,496	68,560,466	73,872,903	16,525	33,009

Contract owners' equity end of period	$44,246	36,690	278,164	256,946	84,900,413	68,560,466	21,922	16,525

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,939,252	3,360,935	850	1,680
Units purchased	-	-	-	-	1,121,454	818,311	-	88
Units redeemed	-	-	-	-	(1,123,403)	(1,239,994)	-	(918)

Ending units	-	-	-	-	2,937,303	2,939,252	850	850

	PVGIB		FTVHI2		CAF		CAF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,244	6,242	327,637	10,426	-	(90,292)	-	(171,043)
Realized gain (loss) on investments	311,218	282,522	(318,537)	(2,995)	-	10,905,268	-	(8,595,081)
Change in unrealized gain (loss) on investments	(456,895)	(131,309)	(3,948)	17,650	-	(13,969,219)	-	126,132
Reinvested capital gains	194,812	57,514	-	-	-	2,877,890	-	7,989,427

Net increase (decrease) in contract owners' equity resulting from operations	75,379	214,969	5,152	25,081	-	(276,353)	-	(650,565)

Equity transactions:
Purchase payments received from contract owners (note 3)	(115,712)	224	12,179	15,924	-	140,526	-	937,971
Transfers between funds	(1,705,259)	(336,974)	(222,275)	13,380	-	(33,439,070)	-	(58,587,981)
Redemptions (note 3)	(35,628)	(178,615)	(2,248)	(2,749)	-	(1,078,307)	-	(540,934)
Annuity benefits	-	-	-	-	-	(2,811)	-	-
Contract maintenance charges (note 2)	(146)	(305)	-	-	-	(8,834)	-	(76,537)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(404)	-	(6,144)
Adjustments to maintain reserves	116,761	(49)	1	(19)	-	(30,304)	-	(167)

Net equity transactions	(1,739,984)	(515,719)	(212,343)	26,536	-	(34,419,204)	-	(58,273,792)

Net change in contract owners' equity	(1,664,605)	(300,750)	(207,191)	51,617	-	(34,695,557)	-	(58,924,357)
Contract owners' equity beginning of period	1,664,605	1,965,355	207,191	155,574	-	34,695,557	-	58,924,357

Contract owners' equity end of period	$-	1,664,605	-	207,191	-	-	-	-

CHANGES IN UNITS:
Beginning units	77,968	104,940	19,397	16,935	-	1,160,643	-	4,058,798
Units purchased	14	1,723	35,125	4,508	-	8,089	-	125,585
Units redeemed	(77,982)	(28,695)	(54,522)	(2,046)	-	(1,168,732)	-	(4,184,383)

Ending units	-	77,968	-	19,397	-	-	-	-

	AMRS		FC2		PVTVB		WFVTRB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,060)	-	108
Realized gain (loss) on investments	-	-	-	(20)	-	(156,782)	-	3,717
Change in unrealized gain (loss) on investments	-	-	-	-	-	114,687	-	193
Reinvested capital gains	-	-	-	-	-	41,692	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	(20)	-	(1,463)	-	4,018

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,267	-	-	-	692	-	-
Transfers between funds	-	(1,267)	-	1	-	(1,075,185)	-	(309,669)
Redemptions (note 3)	-	-	-	-	-	(84,845)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	(164)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	20	-	(6)	-	(2)

Net equity transactions	-	-	-	20	-	(1,159,508)	-	(309,671)

Net change in contract owners' equity	-	-	-	-	-	(1,160,971)	-	(305,653)
Contract owners' equity beginning of period	-	-	-	-	-	1,160,971	-	305,653

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	55,063	-	21,348
Units purchased	-	(432)	-	-	-	792	-	-
Units redeemed	-	432	-	-	-	(55,855)	-	(21,348)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

THE AMERICAN FUNDS GROUP

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Contrafund(R) Portfolio - Service Class 2 (FC2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Shares (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2017, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
0.40%	$800,610	$162	$-	$1,924	$-	$13	$-	$1,974
0.60%	154,651	353	-	-	-	302	-	2,003
0.65%	284,796	668	-	-	-	-	-	-
0.75%	756,165	593	-	-	-	-	-	-
0.80%	213,659	-	-	-	-	-	-	-
0.85%	1,057,294	80	-	-	-	-	-	-
0.95%	277,955	-	1,197	-	1,081	-	-	-
1.05%	246,909	-	2,003	-	1,546	-	-	-
1.10%	10,656,163	4,495	-	-	-	-	-	-
1.15%	55,309,861	13,861	-	-	12,283	-	3,097	-
1.20%	324,083	-	-	-	98	-	-	-
1.25%	4,077,523	-	-	-	6,631	-	21	-
1.30%	250,677,771	89,505	-	-	1,707	-	25,671	-
1.35%	14,132,277	4,986	-	-	-	-	295	-
1.40%	14,039,534	377	-	-	77	-	305	-
1.45%	4,478,175	643	-	-	2,215	-	-	-
1.50%	66,561,151	30,724	-	-	4,936	-	45,225	-
1.55%	35,059,721	8,119	-	-	8,927	-	1,187	-
1.60%	13,162,378	13,267	-	-	2,444	-	20,081	-
1.65%	10,634,818	7,930	-	-	-	-	2,336	-
1.70%	1,363,342	41	-	-	601	-	-	-
1.75%	136,621,253	52,746	-	-	6,501	-	44,698	-
1.80%	7,738,469	900	-	-	13,634	-	15,538	-
1.85%	28,556,341	16,200	-	-	786	-	7,331	-
1.90%	2,236,883	13	-	-	676	-	-	-
1.95%	52,106,289	37,604	-	-	393	-	59,437	-
2.00%	4,591,577	747	-	-	-	-	428	-
2.05%	7,797,018	3,868	-	-	3,345	-	3,168	-
2.10%	5,953,453	4,396	-	-	126	-	5,605	-
2.15%	2,536,179	1,137	-	-	1,465	-	-	-
2.20%	11,637,551	8,952	-	-	279	-	25,702	-
2.25%	1,031,444	-	-	-	53	-	3,021	-
2.30%	6,136,732	6,996	-	-	-	-	9,217	-
2.35%	2,559,250	1,361	-	-	-	-	-	-
2.40%	6,629,845	2,115	-	-	-	-	25,723	-
2.45%	1,006,273	-	-	-	-	-	776	-
2.50%	4,538,268	1,003	-	-	-	-	694	-
2.55%	999,150	5,014	-	-	-	-	3,123	-
2.60%	98,265	-	-	-	-	-	57	-
2.65%	437,011	-	-	-	-	-	215	-
2.70%	241,907	-	-	-	-	-	-	-
2.75%	498,222	-	-	-	-	-	22,925	-
2.80%	62,955	-	-	-	-	-	-	-
2.85%	299,131	-	-	-	-	-	-	-
2.90%	19,039	-	-	-	-	-	-	-
2.95%	43,719	-	-	-	-	-	-	-
3.00%	50,785	-	-	-	-	-	-	-
3.05%	7,458	-	-	-	-	-	-	-
3.10%	3,206	-	-	-	-	-	-	-
3.40%	1,828	-	-	-	-	-	-	-

Totals	$768,708,337	$318,856	$3,200	$1,924	$69,804	$315	$325,876	$3,977

	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$324	$70	$2,735	$-	$-	$-	$-	$1,003
0.60%	-	-	708	-	-	-	-	-
0.65%	86	-	-	-	-	-	-	1,072
0.75%	414	-	-	-	-	-	-	10,148
0.80%	379	-	-	1,030	-	155	-	342
0.85%	1,315	-	-	-	-	-	-	10,583
0.95%	2,221	-	-	-	-	-	989	6,306
1.05%	1,752	-	-	-	-	-	3,326	2,802
1.10%	13,220	-	-	-	-	-	-	31,871
1.15%	81,042	-	-	-	-	-	10,873	276,839
1.20%	90	-	-	-	-	-	-	729
1.25%	8,580	-	-	-	-	-	5,035	23,956
1.30%	345,478	-	-	291,624	305	141,585	-	895,050
1.35%	28,934	-	-	-	-	-	649	71,290
1.40%	15,401	-	-	99,367	87	47,330	2,499	50,856
1.45%	8,640	-	-	-	-	-	512	26,094
1.50%	216,206	-	-	-	-	-	3,719	251,398
1.55%	65,220	-	-	-	-	-	12,590	219,403
1.60%	67,410	-	-	-	-	-	509	75,445
1.65%	38,917	-	-	-	-	-	-	63,380
1.70%	4,012	-	-	-	-	-	94	5,464
1.75%	246,286	-	-	-	-	-	1,364	683,694
1.80%	25,742	-	-	-	-	-	1,595	51,879
1.85%	91,726	-	-	-	-	-	1,672	156,353
1.90%	1,933	-	-	-	-	-	1,769	4,091
1.95%	171,016	-	-	-	-	-	-	241,554
2.00%	16,971	-	-	-	-	-	-	31,059
2.05%	47,851	-	-	-	-	-	1,237	25,697
2.10%	21,598	-	-	-	-	-	-	33,715
2.15%	6,728	-	-	-	-	-	-	7,555
2.20%	60,721	-	-	-	-	-	512	85,768
2.25%	1,682	-	-	-	-	-	-	4,318
2.30%	24,887	-	-	-	-	-	-	39,170
2.35%	2,719	-	-	-	-	-	-	4,802
2.40%	36,177	-	-	-	-	-	151	18,449
2.45%	4,861	-	-	-	-	-	-	5,180
2.50%	18,307	-	-	-	-	-	-	6,395
2.55%	13,484	-	-	-	-	-	-	4,225
2.60%	47	-	-	-	-	-	-	440
2.65%	1,138	-	-	-	-	-	-	336
2.70%	48	-	-	-	-	-	-	341
2.75%	35,819	-	-	-	-	-	-	-
2.80%	1,319	-	-	-	-	-	-	-
2.85%	417	-	-	-	-	-	-	255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,731,118	$70	$3,443	$392,021	$392	$189,070	$49,095	$3,429,307

	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3

0.40%	$-	$4,130	$1,918	$-	$-	$2,284	$-	$2,281
0.60%	-	280	-	-	-	-	-	-
0.65%	-	-	361	-	-	-	-	-
0.75%	-	-	3,188	-	-	-	-	-
0.80%	-	2,029	-	-	-	-	-	-
0.85%	-	-	8,310	-	-	-	-	-
0.95%	-	-	3,788	-	-	-	-	-
1.05%	-	-	1,408	-	-	-	-	-
1.10%	-	-	26,910	-	-	-	-	570
1.15%	-	-	177,929	-	-	241,412	-	6,120
1.20%	-	-	555	-	-	-	-	-
1.25%	-	-	20,238	-	-	-	-	982
1.30%	38	127,700	457,177	151,663	11,047	4,616,179	9,140	151,696
1.35%	-	-	73,186	-	-	90,129	-	2,364
1.40%	67	33,739	10,624	-	-	-	-	3,729
1.45%	-	-	23,023	-	-	-	-	2,024
1.50%	-	-	339,744	-	-	1,309,725	-	59,085
1.55%	-	-	133,196	-	-	-	-	8,392
1.60%	-	-	143,901	-	-	173,495	-	18,894
1.65%	-	-	53,672	-	-	110,470	-	13,902
1.70%	-	-	3,864	-	-	638	-	74
1.75%	-	-	430,643	-	-	3,032,063	-	28,605
1.80%	-	-	66,878	-	-	83,190	-	3,841
1.85%	-	-	131,405	-	-	724,249	-	18,175
1.90%	-	-	19,851	-	-	-	-	-
1.95%	-	-	324,156	-	-	716,537	-	60,121
2.00%	-	-	20,494	-	-	29,048	-	130
2.05%	-	-	80,286	-	-	158,645	-	934
2.10%	-	-	33,278	-	-	73,029	-	2,377
2.15%	-	-	4,813	-	-	3,684	-	339
2.20%	-	-	79,756	-	-	393,638	-	4,053
2.25%	-	-	3,095	-	-	13,399	-	546
2.30%	-	-	24,879	-	-	88,156	-	7,934
2.35%	-	-	6,444	-	-	-	-	-
2.40%	-	-	65,533	-	-	197,810	-	7,029
2.45%	-	-	5,626	-	-	6,377	-	793
2.50%	-	-	7,364	-	-	66,008	-	763
2.55%	-	-	5,882	-	-	667	-	92
2.60%	-	-	410	-	-	-	-	-
2.65%	-	-	2,539	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,723	-	-	8,021	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	2,237	-	-	449	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$105	$167,878	$2,807,284	$151,663	$11,047	$12,139,302	$9,140	$405,845

	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS

0.40%	$1,276	$1,062	$4,182	$-	$-	$4,025	$2,341	$598
0.60%	6	-	2,700	-	-	1,323	1,391	230
0.65%	-	-	102	-	-	-	-	-
0.75%	-	-	2,152	14,747	-	-	-	-
0.80%	-	-	604	-	-	-	-	-
0.85%	-	-	3,697	12,900	-	-	-	-
0.95%	-	-	5,278	7,497	-	-	-	-
1.05%	-	-	1,924	18,462	-	-	-	-
1.10%	1,651	1,420	26,558	-	109	-	243	392
1.15%	34,364	30,877	96,785	-	291	-	18,434	11,926
1.20%	-	-	668	-	-	-	-	-
1.25%	930	827	27,956	-	-	-	1,605	1,098
1.30%	1,801,251	1,739,540	650,317	-	1,302	-	178,848	105,897
1.35%	10,264	10,747	107,330	2,856	-	-	19,957	10,833
1.40%	7,151	8,680	44,438	-	17	-	8,049	435
1.45%	3,323	5,856	34,224	-	8	-	1,959	2,422
1.50%	310,804	398,461	1,335,822	-	1,674	-	123,975	101,698
1.55%	11,264	11,429	170,378	-	805	-	17,883	11,112
1.60%	12,320	47,890	373,904	-	148	-	58,654	13,318
1.65%	52,474	68,719	125,249	-	239	-	20,072	12,700
1.70%	-	207	13,992	-	-	-	766	-
1.75%	307,014	287,728	956,177	-	151	-	87,447	43,891
1.80%	23,430	58,365	138,660	-	2,081	-	21,027	12,522
1.85%	129,114	157,216	115,520	-	225	-	78,726	11,008
1.90%	179	656	5,376	-	-	-	7,179	305
1.95%	160,504	247,546	1,024,994	-	289	-	132,882	115,925
2.00%	3,575	5,840	37,734	-	-	-	6,492	5,541
2.05%	21,686	26,737	72,358	-	-	-	49,427	10,034
2.10%	18,247	13,096	82,152	-	-	-	10,729	8,200
2.15%	853	2,530	59,212	-	-	-	3,655	405
2.20%	8,883	17,192	230,260	-	-	-	48,182	11,773
2.25%	-	2,616	18,940	-	-	-	2,130	1,571
2.30%	9,648	12,931	110,935	-	-	-	16,466	5,510
2.35%	-	223	418	-	-	-	1,525	13
2.40%	17,574	35,659	181,396	-	-	-	39,045	14,809
2.45%	1,992	663	18,266	-	-	-	3,083	1,084
2.50%	44,258	55,422	17,470	-	-	-	12,077	2,191
2.55%	1,276	714	5,693	-	-	-	3,991	97
2.60%	-	-	57	-	-	-	-	-
2.65%	-	638	2,188	-	-	-	998	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	4,778	-	-	-	225	2,754
2.80%	-	-	-	-	-	-	-	-
2.85%	2,595	2,081	953	-	-	-	2,446	2,324
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,997,906	$3,253,568	$6,111,797	$56,462	$7,339	$5,348	$981,909	$522,616

	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI

0.40%	$674	$-	$287	$-	$-	$2,767	$-	$-
0.60%	-	-	-	-	-	593	-	-
0.65%	753	-	1,465	-	-	940	-	-
0.75%	4,488	-	12,530	-	-	3,579	-	-
0.80%	1,985	15,273	-	2,165	2,183	-	-	444
0.85%	13,629	-	27,434	-	-	6,847	-	-
0.95%	3,620	-	22,146	-	-	973	247	-
1.05%	4,639	-	20,587	-	-	5,732	875	-
1.10%	9,701	-	34,451	-	-	8,327	-	-
1.15%	148,539	-	282,699	-	-	126,486	3,827	-
1.20%	1,263	-	10,775	-	-	-	-	-
1.25%	12,857	-	28,144	-	-	11,518	1,402	-
1.30%	228,577	2,037,515	244,724	399,109	244,286	338,753	-	132,134
1.35%	35,974	-	70,024	-	-	35,182	-	-
1.40%	42,270	941,174	16,878	107,863	83,208	7,244	229	45,358
1.45%	27,016	-	68,119	-	-	15,038	477	-
1.50%	89,978	-	198,164	-	-	151,029	65	-
1.55%	115,995	-	228,206	-	-	77,281	1,894	-
1.60%	28,591	-	56,310	-	-	69,356	-	-
1.65%	11,653	-	40,652	-	-	21,977	-	-
1.70%	3,836	-	11,082	-	-	6,921	786	-
1.75%	228,212	-	413,962	-	-	254,097	207	-
1.80%	26,209	-	25,915	-	-	25,458	600	-
1.85%	25,460	-	72,914	-	-	74,904	195	-
1.90%	2,257	-	10,166	-	-	3,854	-	-
1.95%	51,470	-	68,638	-	-	143,953	568	-
2.00%	5,373	-	16,578	-	-	12,955	-	-
2.05%	7,513	-	20,131	-	-	25,834	-	-
2.10%	19,460	-	20,415	-	-	19,540	142	-
2.15%	7,554	-	2,661	-	-	6,509	-	-
2.20%	17,179	-	40,431	-	-	33,829	-	-
2.25%	813	-	5,628	-	-	123	124	-
2.30%	4,904	-	24,340	-	-	24,568	-	-
2.35%	2,384	-	1,221	-	-	825	-	-
2.40%	1,111	-	1,131	-	-	11,393	-	-
2.45%	912	-	2,041	-	-	552	-	-
2.50%	264	-	-	-	-	10,154	-	-
2.55%	1,620	-	6,327	-	-	3,070	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	5	-	-	562	-	-
2.70%	33	-	-	-	-	100	-	-
2.75%	-	-	-	-	-	542	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	68	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,188,834	$2,993,962	$2,107,181	$509,137	$329,677	$1,543,365	$11,638	$177,936

	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$1,150	$-	$-	$-	$-	$-	$-	$-
0.60%	777	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	71	-	5,931	-	1,921	870
0.85%	-	-	-	-	-	-	-	-
0.95%	-	37	-	2,244	-	-	-	-
1.05%	-	-	-	624	-	-	-	-
1.10%	-	-	-	1,052	-	454	-	-
1.15%	27,692	2,221	-	51,262	-	17,712	-	-
1.20%	-	-	-	6,004	-	7,556	-	-
1.25%	1,448	857	-	15,649	-	8,263	-	-
1.30%	128,860	-	57,915	119	2,907,111	-	401,866	1,127,385
1.35%	49,717	-	-	9,593	-	3,798	-	-
1.40%	862	27	23,951	17,162	1,161,922	3,667	214,309	236,074
1.45%	5,055	147	-	10,674	-	1,163	-	-
1.50%	157,520	46	-	6,939	-	2,841	-	-
1.55%	26,946	1,864	-	67,883	-	22,609	-	-
1.60%	55,476	230	-	5,083	-	702	-	-
1.65%	46,823	-	-	7,690	-	1,093	-	-
1.70%	624	225	-	5,494	-	431	-	-
1.75%	60,618	237	-	44,448	-	3,059	-	-
1.80%	22,929	477	-	8,845	-	5,993	-	-
1.85%	43,016	866	-	1,472	-	1,507	-	-
1.90%	-	626	-	1,212	-	2,695	-	-
1.95%	101,573	-	-	1,256	-	2,644	-	-
2.00%	1,930	-	-	132	-	-	-	-
2.05%	22,628	966	-	4,134	-	236	-	-
2.10%	5,649	-	-	1,575	-	-	-	-
2.15%	79	-	-	1,796	-	71	-	-
2.20%	5,883	-	-	7,436	-	-	-	-
2.25%	1,841	176	-	636	-	-	-	-
2.30%	4,025	-	-	420	-	180	-	-
2.35%	329	-	-	-	-	-	-	-
2.40%	36,351	-	-	-	-	-	-	-
2.45%	4,571	-	-	-	-	-	-	-
2.50%	1,253	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	513	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	358	-	-	-	-	-	-	-
2.80%	190	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$816,686	$9,002	$81,937	$280,834	$4,074,964	$86,674	$618,096	$1,364,329

	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$3,840	$1,027	$1,166	$-	$-	$-	$-	$-
0.60%	-	1,245	-	-	-	-	-	-
0.65%	-	-	1,756	-	-	-	-	-
0.75%	-	1,201	2,995	-	-	-	-	-
0.80%	-	1,626	-	631	-	366	-	1,481
0.85%	-	5,641	9,707	-	-	-	-	-
0.95%	-	1,744	802	-	-	-	-	-
1.05%	-	1,705	363	-	-	-	-	-
1.10%	58	3,109	37,458	-	58,023	-	208,395	-
1.15%	34,466	81,574	381,783	-	264,456	-	1,015,508	-
1.20%	-	361	1,688	-	1,174	-	3,602	-
1.25%	6,264	6,696	42,437	-	6,314	-	47,121	-
1.30%	1,918,011	201,084	898,371	44,093	1,407,315	115,623	1,767,176	141,712
1.35%	5,856	28,592	110,286	-	60,332	-	208,166	-
1.40%	4,147	26,763	16,494	18,782	19,313	7,812	20,632	12,173
1.45%	834	7,768	50,257	-	21,092	-	45,074	-
1.50%	326,140	184,562	615,248	-	325,422	-	497,007	-
1.55%	8,987	65,818	258,594	-	121,220	-	390,712	-
1.60%	36,810	44,027	227,992	-	51,837	-	76,042	-
1.65%	45,639	29,468	87,307	-	55,837	-	63,446	-
1.70%	1,006	3,316	10,018	-	7,356	-	12,543	-
1.75%	168,080	181,802	642,884	-	610,148	-	1,320,251	-
1.80%	36,647	22,070	95,167	-	26,199	-	53,381	-
1.85%	166,488	115,220	231,453	-	202,401	-	182,526	-
1.90%	-	6,009	7,578	-	7,319	-	37,754	-
1.95%	162,816	178,819	522,152	-	169,726	-	323,773	-
2.00%	1,755	8,827	56,204	-	21,279	-	74,113	-
2.05%	12,314	23,491	100,438	-	36,919	-	36,083	-
2.10%	10,432	16,717	52,590	-	14,320	-	45,552	-
2.15%	644	9,392	27,070	-	5,386	-	13,032	-
2.20%	8,655	43,994	86,372	-	58,413	-	124,652	-
2.25%	-	2,284	8,537	-	3,042	-	4,553	-
2.30%	261	18,327	31,061	-	18,600	-	44,714	-
2.35%	-	1,640	3,420	-	166	-	14,359	-
2.40%	3,130	28,416	52,076	-	11,368	-	35,688	-
2.45%	2,051	2,167	15,690	-	1,590	-	5,159	-
2.50%	19,190	13,518	23,943	-	45,629	-	12,859	-
2.55%	191	7,125	4,359	-	3,796	-	6,926	-
2.60%	-	29	-	-	-	-	-	-
2.65%	-	213	475	-	680	-	-	-
2.70%	-	-	88	-	-	-	2,144	-
2.75%	-	2,263	9,482	-	-	-	-	-
2.80%	-	579	-	-	-	-	-	-
2.85%	-	1,390	325	-	8,229	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,984,712	$1,381,619	$4,726,086	$63,506	$3,644,901	$123,801	$6,692,943	$155,366

	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$4,299	$-	$4,555	$-	$8,624	$-	$2,625
0.60%	-	1,049	-	2,876	-	2,601	-	1,358
0.65%	-	-	-	991	-	2,203	-	1,363
0.75%	-	-	-	8,209	-	13,416	-	3,016
0.80%	-	-	12,860	-	1,615	-	4,528	-
0.85%	-	-	-	8,584	-	18,702	-	11,221
0.95%	-	-	-	600	-	2,114	-	2,152
1.05%	-	-	-	1,983	-	3,078	-	4,209
1.10%	894	86	-	21,934	-	82,458	-	39,765
1.15%	59,895	28,934	-	247,061	-	647,886	-	495,044
1.20%	117	-	-	8,362	-	5,639	-	2,014
1.25%	26,378	39	-	23,712	-	36,245	-	37,229
1.30%	99,628	1,641,293	3,919,801	1,008,777	134,043	2,679,320	186,413	620,751
1.35%	46,899	3,293	-	100,031	-	128,064	-	155,559
1.40%	669	4,234	915,467	9,249	52,363	48,764	52,285	18,333
1.45%	2,603	3,707	-	28,153	-	69,263	-	50,199
1.50%	179,803	241,222	-	723,938	-	594,723	-	409,899
1.55%	54,255	4,656	-	160,332	-	526,514	-	351,413
1.60%	30,156	53,363	-	241,370	-	113,540	-	163,457
1.65%	16,927	30,735	-	106,987	-	101,735	-	83,993
1.70%	1,154	21	-	8,317	-	17,990	-	18,464
1.75%	139,742	129,234	-	659,739	-	1,159,463	-	696,113
1.80%	13,055	23,699	-	74,008	-	61,128	-	80,675
1.85%	26,237	133,926	-	265,721	-	289,608	-	194,728
1.90%	14,665	-	-	25,404	-	8,658	-	15,109
1.95%	197,545	154,517	-	736,357	-	330,664	-	386,412
2.00%	4,876	5,701	-	53,320	-	45,977	-	35,596
2.05%	30,078	19,893	-	128,301	-	44,575	-	43,478
2.10%	19,591	7,988	-	76,654	-	59,470	-	55,683
2.15%	14,389	-	-	12,885	-	25,372	-	27,702
2.20%	8,259	10,754	-	104,846	-	61,559	-	100,543
2.25%	3,211	-	-	6,848	-	4,618	-	5,881
2.30%	12,941	1,856	-	54,194	-	34,886	-	48,491
2.35%	-	-	-	6,815	-	29,515	-	5,443
2.40%	25,955	4,294	-	108,414	-	21,503	-	45,588
2.45%	2,718	4,558	-	6,412	-	7,163	-	6,472
2.50%	12,111	18,116	-	29,137	-	46,914	-	17,664
2.55%	403	570	-	8,266	-	4,200	-	2,220
2.60%	25,035	-	-	103	-	-	-	407
2.65%	-	910	-	5,435	-	2,135	-	2,390
2.70%	-	-	-	623	-	663	-	616
2.75%	-	2,286	-	3,195	-	-	-	1,517
2.80%	-	-	-	966	-	863	-	1,046
2.85%	-	-	-	5,350	-	828	-	2,018
2.90%	-	-	-	-	-	275	-	-
2.95%	-	-	-	-	-	304	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,070,189	$2,535,233	$4,848,128	$5,089,014	$188,021	$7,343,220	$243,226	$4,247,856

	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$693	$-	$1,074	$866	$-	$309	$3,079
0.60%	-	-	-	3,210	1,297	-	-	1,320
0.65%	-	924	-	-	178	-	664	-
0.75%	-	1,883	-	-	5,073	-	2,157	-
0.80%	1,408	-	249	-	957	-	1,429	-
0.85%	-	2,932	-	-	5,729	-	7,147	-
0.95%	-	954	-	-	2,004	2,688	4,140	-
1.05%	-	1,032	-	-	1,744	2,947	1,363	-
1.10%	-	14,372	-	-	17,611	1,162	22,973	-
1.15%	-	121,368	-	101	204,665	113,949	216,431	-
1.20%	-	879	-	-	116	1,270	13,617	-
1.25%	-	12,340	-	-	28,916	29,266	23,615	-
1.30%	622,298	277,470	46,957	696	570,733	1,984	167,127	-
1.35%	-	37,898	-	2	145,963	28,438	62,027	-
1.40%	128,346	4,520	12,808	-	111,843	12,580	38,119	-
1.45%	-	20,879	-	-	29,456	19,697	32,679	-
1.50%	-	142,077	-	1,811	568,897	21,763	63,095	-
1.55%	-	80,043	-	128	160,332	145,225	227,405	-
1.60%	-	32,786	-	224	322,944	12,601	40,924	-
1.65%	-	21,206	-	115	102,544	3,733	32,541	-
1.70%	-	5,897	-	-	15,264	8,631	6,136	-
1.75%	-	266,199	-	475	559,723	54,600	293,697	-
1.80%	-	18,596	-	288	124,116	26,534	15,009	-
1.85%	-	71,382	-	164	89,310	10,406	27,781	-
1.90%	-	3,888	-	-	962	11,566	3,683	-
1.95%	-	158,465	-	1,065	595,649	7,974	47,655	-
2.00%	-	6,427	-	-	21,913	209	13,617	-
2.05%	-	17,427	-	-	28,669	6,420	7,427	-
2.10%	-	20,249	-	-	48,802	6,524	18,281	-
2.15%	-	3,075	-	-	18,004	1,021	11,700	-
2.20%	-	32,823	-	1	105,388	7,432	19,833	-
2.25%	-	3,355	-	77	29,535	204	946	-
2.30%	-	23,399	-	-	53,723	732	10,214	-
2.35%	-	4,296	-	-	-	-	11,051	-
2.40%	-	14,608	-	298	196,657	90	61	-
2.45%	-	1,705	-	127	20,462	806	1,880	-
2.50%	-	5,645	-	159	9,480	237	1,686	-
2.55%	-	863	-	-	67,246	-	9,126	-
2.60%	-	-	-	-	582	-	-	-
2.65%	-	2,086	-	-	2,476	289	291	-
2.70%	-	307	-	-	-	-	433	-
2.75%	-	174	-	-	81,020	-	-	-
2.80%	-	297	-	-	1,428	-	1,099	-
2.85%	-	626	-	-	314	-	-	-
2.90%	-	-	-	-	-	-	91	-
2.95%	-	-	-	-	-	-	103	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$752,052	$1,436,045	$60,014	$10,015	$4,352,591	$540,978	$1,459,562	$4,399

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2

0.40%	$-	$-	$2,505	$2,674	$1,227	$-	$115	$-
0.60%	-	-	1,159	341	1,035	-	-	-
0.65%	-	-	129	68	-	-	-	-
0.75%	-	621	2,522	510	-	-	-	1,549
0.80%	483	296	1,062	11	-	810	-	544
0.85%	2,993	273	2,348	459	-	-	187	670
0.95%	146	1,605	1,633	323	-	934	-	1,037
1.05%	624	508	2,227	499	-	72	-	-
1.10%	2,904	17,517	7,072	3,104	-	375	166	3,522
1.15%	27,134	113,901	105,305	21,380	-	14,433	4,521	30,411
1.20%	219	667	862	-	-	14	-	642
1.25%	2,693	12,443	10,025	4,720	-	1,611	71	7,343
1.30%	23,620	20,302	308,867	188,620	-	5,092	50,038	45,676
1.35%	6,794	23,130	45,654	26,021	-	482	2,697	11,308
1.40%	14,889	11,328	49,533	4,020	-	12,849	362	2,667
1.45%	3,375	21,461	27,457	2,311	-	811	248	3,853
1.50%	7,681	25,395	243,771	296,926	-	3,282	35,268	13,941
1.55%	38,964	97,475	79,261	32,602	-	11,261	548	25,897
1.60%	2,064	12,692	176,282	146,143	-	771	8,117	2,781
1.65%	1,701	8,455	32,734	34,256	-	389	4,985	2,368
1.70%	824	7,822	4,297	1,214	-	3,188	188	626
1.75%	26,064	129,869	241,876	262,508	-	6,030	41,879	43,823
1.80%	9,530	12,027	60,580	51,508	-	1,555	3,012	3,410
1.85%	542	6,078	38,680	29,759	-	1,790	7,266	6,058
1.90%	1,831	2,448	153	-	-	2,737	-	2,166
1.95%	6,885	17,533	251,518	264,936	-	3,932	45,345	17,171
2.00%	36	2,253	7,968	22,576	-	154	426	1,954
2.05%	523	2,176	24,293	45,543	-	1,379	3,624	1,022
2.10%	1,145	8,466	11,945	17,744	-	695	9,090	17,418
2.15%	2,282	4,019	15,327	4,139	-	606	2,856	1,376
2.20%	228	5,749	46,880	75,066	-	2,231	4,137	4,796
2.25%	103	1,329	6,267	6,593	-	44	951	250
2.30%	1,551	3,808	14,206	43,884	-	-	13,972	2,172
2.35%	188	6,979	397	1,638	-	160	400	1,859
2.40%	-	-	27,998	46,497	-	257	6,466	-
2.45%	-	138	1,880	6,086	-	-	508	14
2.50%	168	734	7,967	14,873	-	-	1,442	306
2.55%	-	-	4,673	5,643	-	-	5,563	80
2.60%	-	-	726	-	-	-	-	-
2.65%	115	60	488	2,150	-	-	70	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	871	-	-	-	227	-
2.80%	-	-	-	78	-	-	-	-
2.85%	-	-	272	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$188,299	$579,557	$1,869,670	$1,667,423	$2,262	$77,944	$254,745	$258,710

	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS

0.40%	$452	$-	$-	$1,331	$629	$1,169	$2,174	$-
0.60%	356	-	-	508	50	535	2,332	-
0.65%	-	-	-	-	-	1,105	-	-
0.75%	-	-	-	-	-	5,069	1,392	573
0.80%	-	547	-	-	-	5,283	2,070	1,820
0.85%	-	-	-	-	-	7,745	7,705	1,967
0.95%	-	-	16,542	-	-	9,842	1,624	5,446
1.05%	-	-	33,480	-	-	10,104	1,733	4,034
1.10%	-	-	192	-	1,733	22,019	3,637	2,825
1.15%	-	-	15,180	-	20,397	216,958	37,202	60,043
1.20%	-	-	-	-	-	314	-	-
1.25%	-	-	5,330	-	2,138	19,383	3,856	9,493
1.30%	-	143,095	112	-	292,864	446,229	353,654	164,115
1.35%	-	-	-	-	8,484	74,966	27,382	18,969
1.40%	-	48,200	1,615	-	4,664	59,515	30,719	34,191
1.45%	-	-	3,499	-	6,979	15,929	5,459	8,238
1.50%	-	-	8,472	-	74,141	148,982	234,772	61,753
1.55%	-	-	11,492	-	10,484	145,211	45,391	59,523
1.60%	-	-	3,782	-	27,310	58,712	85,443	29,126
1.65%	-	-	-	-	9,723	31,670	31,070	7,724
1.70%	-	-	3,460	-	-	4,816	1,405	2,690
1.75%	-	-	7,627	-	163,711	390,819	113,859	64,910
1.80%	-	-	1,109	-	19,338	17,380	46,684	12,177
1.85%	-	-	798	-	25,988	54,718	138,136	34,878
1.90%	-	-	-	-	3,530	7,174	8,791	1,313
1.95%	-	-	30	-	91,424	92,484	197,073	40,861
2.00%	-	-	-	-	1,795	19,123	5,584	13,909
2.05%	-	-	1,812	-	7,371	15,364	40,621	3,315
2.10%	-	-	171	-	8,412	34,241	20,294	7,399
2.15%	-	-	2,754	-	2,136	5,854	5,015	3,244
2.20%	-	-	1,342	-	4,536	50,076	39,663	10,920
2.25%	-	-	-	-	374	3,336	1,608	785
2.30%	-	-	-	-	2,846	15,891	19,627	3,397
2.35%	-	-	-	-	5,022	3,194	-	611
2.40%	-	-	-	-	5,681	1,254	31,034	6,520
2.45%	-	-	-	-	1,096	3,741	2,076	1,142
2.50%	-	-	-	-	7,333	2,003	5,000	839
2.55%	-	-	-	-	441	2,908	12,779	2,840
2.60%	-	-	-	-	-	-	58	61
2.65%	-	-	-	-	-	1,029	1,213	383
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	187	18,047	88
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,338	-	5,013	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$808	$191,842	$118,799	$1,839	$818,968	$2,006,332	$1,591,195	$682,122

	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2

0.40%	$1,810	$847	$-	$967	$228	$7,581	$10,577	$191
0.60%	857	251	-	67	637	212	4,220	1,822
0.65%	-	-	-	30	-	1,964	1,498	-
0.75%	-	-	-	394	-	9,495	10,375	-
0.80%	-	-	-	-	-	1,044	-	-
0.85%	-	-	-	34	-	20,054	7,218	-
0.95%	-	-	706	-	-	3,680	4,168	-
1.05%	-	-	-	-	-	1,703	2,807	-
1.10%	783	154	106	52	-	70,830	7,579	50
1.15%	16,237	14,369	16,960	9,620	-	581,740	202,585	3,432
1.20%	-	-	101	-	-	5,435	-	-
1.25%	1,253	627	7,525	950	-	48,375	11,000	324
1.30%	101,243	116,816	593	91,296	-	946,632	987,502	31,483
1.35%	8,491	3,761	3,325	9,400	-	186,819	79,125	3,009
1.40%	67	1,257	703	2,788	-	103,714	35,848	5,175
1.45%	2,155	777	1,906	843	-	64,870	18,359	62
1.50%	125,490	43,189	8,215	78,277	-	571,984	544,051	35,245
1.55%	19,915	3,308	14,652	4,382	-	518,246	105,576	6,283
1.60%	37,516	6,337	4,965	24,542	-	185,501	184,421	17,124
1.65%	14,653	8,928	88	8,083	-	138,205	80,105	5,991
1.70%	613	-	410	149	-	20,223	1,520	69
1.75%	39,894	30,301	12,175	73,017	-	1,356,242	659,394	19,110
1.80%	17,522	3,187	3,737	9,706	-	104,390	68,419	7,564
1.85%	20,907	7,984	3,175	21,048	-	220,453	193,583	12,292
1.90%	-	-	2,083	640	-	39,082	20,187	-
1.95%	144,072	31,709	1,507	63,178	-	472,616	413,456	24,466
2.00%	3,674	27	-	2,343	-	41,541	27,570	2,496
2.05%	26,606	531	5,341	9,772	-	68,243	116,170	2,972
2.10%	3,428	4,305	1,495	13,228	-	102,382	39,513	2,073
2.15%	3,509	-	283	4,747	-	38,097	15,198	97
2.20%	4,363	4,487	1,362	11,446	-	114,540	103,059	6,513
2.25%	2,885	470	-	44	-	5,624	7,762	782
2.30%	14,281	106	283	9,596	-	56,914	60,174	1,965
2.35%	1,963	-	-	893	-	27,321	8,227	-
2.40%	44,563	1,537	-	13,367	-	106,438	98,925	2,793
2.45%	3,083	-	-	395	-	10,138	5,530	529
2.50%	2,196	914	-	4,366	-	9,609	15,817	116
2.55%	364	441	-	8,032	-	12,280	9,557	-
2.60%	-	-	-	-	-	-	-	-
2.65%	173	-	-	873	-	4,088	2,024	-
2.70%	-	-	-	-	-	532	-	-
2.75%	4,138	-	-	5,862	-	115	2,622	387
2.80%	76	112	-	511	-	817	412	-
2.85%	1,569	6,147	-	-	-	302	5,432	1,242
2.90%	-	-	-	-	-	208	-	-
2.95%	-	-	-	-	-	283	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$670,349	$292,879	$91,696	$484,938	$865	$6,280,562	$4,171,565	$195,657

	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2

0.40%	$-	$-	$-	$883	$76	$-	$-	$720
0.60%	-	-	-	103	320	-	-	36
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	4	-	20	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	4,601	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4,500	-	170	-	-	-	-
1.15%	-	25,036	-	1,043	-	-	18	44,494
1.20%	-	71	-	-	-	-	-	-
1.25%	-	3,105	-	1,386	-	-	-	-
1.30%	24,959	-	15,703	-	-	74	-	1,798,334
1.35%	-	5,488	-	-	-	-	-	3,097
1.40%	6,076	2,947	7,985	222	-	300	-	-
1.45%	-	11,919	-	553	-	-	-	1,776
1.50%	-	7,419	-	211	-	-	21	286,875
1.55%	-	28,535	-	1,483	-	-	-	896
1.60%	-	3,557	-	-	-	-	-	5,439
1.65%	-	988	-	-	-	-	-	38,556
1.70%	-	3,691	-	320	-	-	-	-
1.75%	-	37,849	-	2	1,282	-	-	212,469
1.80%	-	3,111	-	-	-	-	-	38,748
1.85%	-	1,714	-	30	-	-	-	121,870
1.90%	-	680	-	-	-	-	-	-
1.95%	-	6,422	-	-	1,066	-	-	182,740
2.00%	-	46	-	-	-	-	-	15,424
2.05%	-	1,423	-	77	-	-	-	24,871
2.10%	-	1,901	-	-	-	-	-	12,152
2.15%	-	502	-	-	-	-	-	-
2.20%	-	335	-	-	272	-	-	9,079
2.25%	-	306	-	-	-	-	-	588
2.30%	-	1,712	-	-	-	-	-	6,735
2.35%	-	242	-	-	-	-	-	-
2.40%	-	-	-	-	869	-	-	36,539
2.45%	-	158	-	-	-	-	-	344
2.50%	-	-	-	-	-	-	-	9,346
2.55%	-	-	-	-	235	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	752
2.80%	-	-	-	-	-	-	-	1,151
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$31,039	$158,258	$23,708	$6,483	$4,120	$374	$39	$2,853,031

	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.40%	$8,913	$-	$7,382	$49,134	$6,755	$7,479	$7,296	$13,050
0.60%	1,798	-	2,910	9,289	931	4,193	3,137	4,242
0.65%	-	-	991	30,460	5,969	770	260	7,108
0.75%	-	-	4,648	34,004	8,661	3,254	2,137	10,232
0.80%	-	3,221	-	1,484	458	2,656	2,591	451
0.85%	-	-	4,120	67,235	8,527	4,944	11,062	9,877
0.95%	-	-	3,265	1,660	4,661	1,614	3,481	2,523
1.05%	-	-	4,938	2,894	1,127	2,703	2,750	935
1.10%	3,689	-	37,218	1,921,126	403,422	34,721	65,795	405,895
1.15%	219,985	-	335,410	8,112,845	2,532,199	274,723	416,545	2,664,743
1.20%	-	-	761	12,383	6,787	1,215	1,929	6,479
1.25%	82	-	42,447	585,441	105,194	29,718	35,030	105,384
1.30%	9,895,768	443,507	419,903	29,061,161	16,809,226	1,042,526	1,474,964	16,500,269
1.35%	23,212	-	124,635	1,915,382	508,063	144,191	254,373	619,926
1.40%	-	158,623	14,349	313,377	47,732	39,519	72,535	61,099
1.45%	-	-	49,459	513,464	142,126	22,458	55,623	158,681
1.50%	1,554,766	-	274,277	8,000,001	2,777,272	591,762	1,191,547	3,668,345
1.55%	8,392	-	242,273	4,638,442	1,252,832	179,147	331,797	1,369,502
1.60%	54,314	-	72,695	990,347	114,005	245,588	396,310	473,705
1.65%	208,207	-	52,247	1,475,842	446,956	80,972	163,513	567,376
1.70%	-	-	9,889	219,142	37,164	8,090	11,930	47,504
1.75%	2,540,594	-	469,738	19,818,609	6,173,983	733,274	1,211,337	6,925,114
1.80%	113,074	-	34,408	848,533	286,770	92,858	156,569	380,657
1.85%	848,498	-	103,665	3,760,817	2,113,652	136,618	251,229	2,223,647
1.90%	10,350	-	8,647	211,101	87,560	12,523	8,146	93,539
1.95%	2,155,399	-	204,415	6,085,600	1,700,533	591,778	1,140,234	2,542,861
2.00%	51,070	-	14,199	724,966	221,023	28,378	55,949	258,413
2.05%	168,480	-	66,124	874,288	507,295	43,478	177,204	537,200
2.10%	42,229	-	27,590	734,882	209,520	51,217	70,671	224,286
2.15%	1,183	-	6,636	224,035	114,936	12,266	29,224	128,837
2.20%	69,065	-	43,277	1,541,889	398,963	77,279	173,546	522,751
2.25%	405	-	1,934	89,792	37,226	5,848	8,927	43,651
2.30%	27,694	-	31,782	662,753	254,982	52,682	80,333	323,112
2.35%	-	-	5,888	315,883	237,922	6,165	10,048	253,184
2.40%	287,093	-	25,244	778,832	255,715	61,218	149,678	359,918
2.45%	31,105	-	2,509	135,967	38,998	9,389	29,508	62,089
2.50%	156,218	-	10,826	514,676	320,905	18,926	41,884	363,305
2.55%	4,266	-	2,910	148,724	21,087	11,151	14,961	29,865
2.60%	-	-	-	13,132	13,024	-	741	14,078
2.65%	-	-	704	74,653	55,889	1,500	2,572	61,260
2.70%	-	-	-	16,683	11,616	50	70	11,875
2.75%	608	-	11,326	56,875	2,887	3,502	2,569	4,965
2.80%	674	-	-	13,123	5,413	1,957	2,314	7,409
2.85%	15,613	-	2,308	18,602	17,368	3,053	2,051	19,629
2.90%	-	-	-	4,899	3,401	-	-	3,584
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	1,922	1,889	-	-	1,991
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$18,502,744	$605,351	$2,777,947	$95,626,349	$38,312,624	$4,677,353	$8,124,370	$42,094,546

	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1

0.40%	$233	$645	$-	$669	$85	$-	$673	$-
0.60%	-	331	-	440	-	-	202	-
0.65%	-	-	-	-	47	-	18	-
0.75%	468	-	1,091	-	1,218	-	789	-
0.80%	912	954	-	785	-	3,538	-	156
0.85%	1,338	-	5,317	-	1,853	-	970	-
0.95%	5,242	-	3,199	-	3	-	146	-
1.05%	1,274	-	739	-	-	-	20	-
1.10%	3,245	-	1,917	-	7,823	-	7,786	-
1.15%	100,966	-	69,811	-	52,551	-	34,440	-
1.20%	849	-	543	-	-	-	212	-
1.25%	13,951	-	7,977	-	1,824	-	5,160	-
1.30%	129,497	98,819	79,598	144,997	102,708	647,283	104,500	23,797
1.35%	28,990	-	24,628	-	17,083	-	9,875	-
1.40%	38,440	21,045	3,453	85,661	4,400	342,666	1,199	3,820
1.45%	27,975	-	11,260	-	25,432	-	2,060	-
1.50%	112,933	-	135,944	-	101,773	-	40,931	-
1.55%	87,185	-	52,812	-	38,988	-	38,385	-
1.60%	101,380	-	54,291	-	26,242	-	20,166	-
1.65%	26,584	-	29,328	-	15,260	-	6,677	-
1.70%	6,225	-	3,011	-	249	-	78	-
1.75%	108,873	-	119,414	-	118,591	-	86,382	-
1.80%	43,589	-	17,247	-	10,957	-	11,259	-
1.85%	58,159	-	17,702	-	19,149	-	12,109	-
1.90%	1,762	-	743	-	1,247	-	69	-
1.95%	73,371	-	107,178	-	86,399	-	45,134	-
2.00%	7,265	-	5,504	-	7,572	-	3,458	-
2.05%	27,708	-	34,829	-	18,191	-	7,771	-
2.10%	9,656	-	18,558	-	5,713	-	3,647	-
2.15%	2,036	-	5,239	-	1,640	-	3,859	-
2.20%	42,992	-	46,959	-	15,090	-	13,577	-
2.25%	2,816	-	1,290	-	756	-	65	-
2.30%	18,770	-	12,737	-	13,867	-	11,852	-
2.35%	1,706	-	3,021	-	1,340	-	2,025	-
2.40%	13,740	-	11,129	-	15,522	-	3,114	-
2.45%	748	-	1,857	-	1,691	-	1,602	-
2.50%	1,013	-	2,542	-	880	-	1,497	-
2.55%	1,034	-	11,333	-	1,374	-	2,050	-
2.60%	-	-	-	-	-	-	-	-
2.65%	166	-	3,442	-	3,164	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	747	-	1,329	-	981	-
2.80%	-	-	160	-	94	-	-	-
2.85%	-	-	-	-	-	-	772	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,103,091	$121,794	$906,550	$232,552	$722,105	$993,487	$485,510	$27,773

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.40%	$436	$-	$2,568	$12,629	$207	$10,956	$1,010	$2,806
0.60%	142	-	-	1,619	-	213	200	21
0.65%	1,542	6	8,370	36,284	4,483	16,462	-	3,263
0.75%	5,434	1,397	25,975	36,506	11,478	62,520	20,524	13,946
0.80%	-	237	32	19	-	833	91	-
0.85%	9,745	1,350	52,978	83,217	9,252	67,994	5,807	29,110
0.95%	-	-	-	-	-	-	-	-
1.05%	539	-	-	-	-	-	-	-
1.10%	32,776	1,880	990,102	1,104,160	284,593	1,386,160	117,132	298,252
1.15%	273,928	66,343	1,927,815	4,307,122	827,825	3,543,068	849,350	1,017,298
1.20%	3,990	-	10,529	18,157	8,555	48,185	-	1,998
1.25%	14,535	4,286	182,456	306,040	78,650	253,608	36,662	77,181
1.30%	178,669	93,881	13,015,824	9,978,527	3,187,248	10,588,883	254,792	3,831,554
1.35%	51,508	15,881	416,676	1,064,405	166,060	991,061	232,948	266,201
1.40%	31,273	4,368	35,405	15,127	32,945	86,486	30,479	55,704
1.45%	25,773	2,146	127,451	283,178	55,141	241,659	53,552	71,743
1.50%	77,215	162,092	2,748,275	3,057,707	774,916	3,331,653	420,000	943,474
1.55%	297,149	57,812	1,121,520	2,055,347	606,325	1,948,727	854,824	732,895
1.60%	33,341	33,455	205,662	145,937	134,460	516,865	103,981	116,088
1.65%	31,139	24,158	394,220	509,758	143,919	576,376	72,976	141,792
1.70%	4,148	888	25,974	59,143	15,034	72,539	23,005	28,613
1.75%	449,913	213,182	6,328,468	10,954,750	2,402,968	9,755,805	1,193,138	2,428,100
1.80%	15,662	48,854	180,269	195,022	86,567	251,329	29,329	91,228
1.85%	24,258	6,202	1,332,467	1,085,641	520,006	1,187,152	91,511	539,771
1.90%	4,446	4,345	78,667	111,721	33,331	142,337	87,227	44,445
1.95%	92,295	222,509	1,637,732	2,618,054	538,238	2,272,130	495,896	692,271
2.00%	9,940	10,870	162,141	323,721	122,485	369,461	47,238	78,906
2.05%	6,234	27,677	409,278	340,455	113,831	314,905	40,719	92,573
2.10%	35,524	5,311	177,714	409,994	48,784	369,254	50,648	71,468
2.15%	14,059	5,634	106,330	73,394	29,703	193,119	33,939	27,580
2.20%	17,295	58,965	393,417	648,886	180,712	880,079	149,914	171,302
2.25%	2,023	3,091	27,780	4,382	5,288	45,764	9,715	41,187
2.30%	10,423	34,903	209,156	467,166	116,369	311,285	127,273	109,366
2.35%	19,006	773	130,543	16,914	54,343	207,029	23,816	42,427
2.40%	10,108	18,642	101,234	138,479	27,475	97,243	105,763	32,881
2.45%	66	4,798	16,181	56,813	13,848	37,699	1,011	25,109
2.50%	2,658	29,481	277,693	85,128	61,616	123,269	69,817	57,498
2.55%	2,669	-	16,123	35,823	13,967	44,159	452	4,962
2.60%	-	-	1,303	-	-	11,261	-	-
2.65%	1,520	556	15,804	9,825	9,751	22,908	614	4,962
2.70%	485	36,297	37,442	-	558	10,686	382	284
2.75%	-	-	367	4,329	-	869	870	3,118
2.80%	-	-	95	-	-	687	2,465	-
2.85%	-	-	4,809	-	3,798	7,200	-	7,266
2.90%	186	-	-	-	-	-	-	-
2.95%	285	-	-	4,449	-	1,742	-	1,590
3.00%	-	-	-	582	-	-	-	-
3.05%	-	-	-	-	-	1,301	3,242	-
3.10%	-	-	802	-	-	2,404	-	-
3.40%	-	-	-	-	-	1,828	-	-

Totals	$1,792,337	$1,202,270	$32,937,647	$40,660,410	$10,724,729	$40,407,153	$5,642,312	$12,200,233

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8

0.40%	$-	$474	$2,709	$-	$-	$74	$1,244	$88
0.60%	-	-	291	-	-	2	3,523	-
0.65%	-	1,338	881	-	1,239	2,076	-	507
0.75%	-	8,406	1,676	-	3,027	7,182	-	606
0.80%	72	-	205	27,527	-	2,594	-	138
0.85%	-	8,144	708	-	7,590	8,241	-	5,958
0.95%	-	869	-	-	2,806	6,180	-	490
1.05%	-	1,500	101	-	1,968	8,871	-	1,045
1.10%	-	32,707	10,097	-	30,982	39,535	-	32,051
1.15%	-	160,793	63,718	-	279,014	412,558	-	51,196
1.20%	-	2,844	-	-	4,225	4,006	-	111
1.25%	-	16,685	8,167	-	17,389	30,796	-	2,203
1.30%	33,289	258,230	277,987	1,218,621	112,932	679,711	-	222,701
1.35%	-	36,886	17,266	-	59,528	84,383	-	16,247
1.40%	12,887	19,835	10,012	388,114	31,864	236,954	-	11,696
1.45%	-	27,730	3,584	-	31,021	42,391	-	7,387
1.50%	-	108,010	133,555	-	69,165	116,945	-	201,651
1.55%	-	173,519	52,836	-	311,897	378,025	-	22,938
1.60%	-	55,274	31,536	-	14,940	69,955	-	27,300
1.65%	-	35,498	17,229	-	27,625	46,537	-	10,384
1.70%	-	2,479	2,078	-	4,502	8,534	-	521
1.75%	-	295,543	203,221	-	434,133	548,113	-	131,992
1.80%	-	20,246	10,733	-	15,866	31,344	-	18,171
1.85%	-	35,888	43,911	-	23,175	41,714	-	24,034
1.90%	-	1,172	3,166	-	6,413	6,004	-	613
1.95%	-	117,907	87,025	-	64,799	144,634	-	179,121
2.00%	-	6,247	6,097	-	8,174	12,369	-	5,164
2.05%	-	15,116	10,521	-	6,237	14,060	-	9,142
2.10%	-	25,181	7,007	-	20,225	22,851	-	5,025
2.15%	-	8,111	1,423	-	12,816	17,009	-	424
2.20%	-	20,290	15,640	-	11,498	20,560	-	26,574
2.25%	-	3,357	66	-	2,108	3,910	-	4,223
2.30%	-	7,310	13,569	-	9,544	24,717	-	5,176
2.35%	-	17,024	707	-	20,622	25,478	-	347
2.40%	-	2,114	5,404	-	7,349	1,105	-	29,108
2.45%	-	1,286	495	-	67	1,539	-	1,907
2.50%	-	6,369	4,659	-	2,849	5,423	-	7,059
2.55%	-	1,800	211	-	1,909	1,935	-	2,720
2.60%	-	-	-	-	-	446	-	96
2.65%	-	1,836	471	-	439	352	-	455
2.70%	-	360	-	-	479	789	-	-
2.75%	-	-	-	-	-	217	-	-
2.80%	-	37	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	183	-	-	187	183	-	-
2.95%	-	74	-	-	297	266	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$46,248	$1,538,672	$1,048,962	$1,634,262	$1,660,900	$3,110,568	$4,767	$1,066,569

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

0.40%	$461	$4,658	$17,365	$8	$11,622	$450	$2,892	$6,709
0.60%	169	263	2,438	601	787	569	724	1,532
0.65%	-	4,173	52,036	5,921	37,580	3,551	9,745	1,665
0.75%	3,060	33,668	96,255	9,496	55,049	10,923	29,526	3,173
0.80%	5,279	63	400	1,641	4,695	7,635	1,438	2,409
0.85%	246	43,167	122,045	13,747	63,070	11,761	26,941	11,807
0.95%	981	-	370	-	9,783	8,909	1,020	2,780
1.05%	2,540	687	1,568	607	5,080	8,996	2,263	832
1.10%	7,188	247,180	383,095	203,615	743,553	210,540	185,850	7,317
1.15%	294,857	1,077,490	2,005,369	817,214	4,559,100	2,871,358	1,258,336	184,452
1.20%	6,706	5,898	1,493	11,237	19,764	21,413	5,479	1,129
1.25%	55,848	64,980	83,388	42,958	312,773	193,154	107,605	20,841
1.30%	154,838	10,897,213	6,710,575	3,204,090	7,894,985	435,535	3,502,016	777,212
1.35%	90,336	212,256	483,909	132,747	791,466	592,674	264,465	75,159
1.40%	67,823	44,043	12,382	80,295	507,497	325,548	139,080	112,405
1.45%	27,903	37,555	213,888	83,581	271,696	182,631	97,786	38,352
1.50%	303,389	2,015,762	1,618,612	726,661	2,549,121	634,583	752,289	454,204
1.55%	186,868	368,112	843,818	559,424	2,853,635	2,187,704	833,342	125,253
1.60%	122,631	191,293	168,386	284,175	477,161	234,091	218,057	111,054
1.65%	59,943	172,694	341,206	111,335	474,088	120,984	144,305	44,832
1.70%	28,309	17,107	26,097	23,865	108,727	70,838	26,578	10,373
1.75%	506,561	3,662,417	5,724,231	2,088,794	7,751,835	2,145,705	2,632,001	427,883
1.80%	44,195	115,507	95,971	120,333	293,987	122,921	91,494	52,697
1.85%	48,663	867,818	689,319	422,395	924,520	104,987	360,285	119,043
1.90%	69,845	65,593	73,870	20,407	233,352	199,312	73,896	4,813
1.95%	362,550	1,158,039	1,351,138	385,338	1,791,880	559,813	503,809	456,968
2.00%	3,585	74,232	113,395	91,514	317,975	56,065	88,784	14,320
2.05%	52,301	190,083	102,195	107,438	212,400	46,874	84,746	43,559
2.10%	43,540	122,404	247,555	40,519	274,405	181,411	92,340	42,874
2.15%	60,246	66,910	44,946	47,510	340,893	49,515	70,039	22,002
2.20%	35,877	300,161	376,450	191,249	436,052	86,800	131,254	64,152
2.25%	29,191	51,814	5,291	13,612	63,360	35,286	56,223	4,224
2.30%	58,178	96,244	180,382	141,995	243,137	123,416	68,478	22,008
2.35%	62,443	119,461	13,946	44,903	453,178	18,289	95,135	1,745
2.40%	15,675	77,622	85,426	39,675	218,298	174,246	19,607	60,875
2.45%	2,319	31,778	38,043	15,729	29,244	7,178	3,227	5,376
2.50%	73,847	237,914	76,177	60,276	189,451	153,691	60,839	29,776
2.55%	1,146	11,741	21,346	12,406	58,506	18,255	31,548	4,688
2.60%	6,417	-	-	-	5,365	648	714	96
2.65%	2,451	2,976	653	3,291	32,252	4,927	2,633	1,760
2.70%	32,744	8,835	-	1,198	50,556	3,997	4,395	-
2.75%	2,279	396	-	1,856	5,996	13,039	8,815	1,000
2.80%	-	-	-	93	686	-	-	-
2.85%	-	7,210	-	-	-	8,389	1,338	-
2.90%	-	-	-	-	4,847	-	-	-
2.95%	23,711	6,927	-	-	1,764	-	-	-
3.00%	-	-	-	-	39,654	-	4,747	-
3.05%	-	-	-	-	-	2,915	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,957,139	$22,714,344	$22,425,029	$10,163,749	$35,724,825	$12,251,526	$12,096,084	$3,373,349

	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.40%	$11,413	$-	$697	$-	$166	$-	$1,510	$-
0.60%	2,863	-	-	-	-	-	372	-
0.65%	3,599	-	1,379	-	531	-	949	-
0.75%	18,035	-	3,955	-	3,054	-	5,307	-
0.80%	9,319	1,143	-	149	-	2,074	-	42
0.85%	12,704	-	8,246	-	4,449	-	2,761	-
0.95%	11,007	-	349	-	1,009	-	3,162	-
1.05%	6,821	-	1,122	-	569	-	2,528	-
1.10%	89,966	-	29,199	-	20,221	-	17,335	-
1.15%	745,574	-	259,663	-	108,362	-	203,256	-
1.20%	5,592	-	4,571	-	962	-	2,691	-
1.25%	67,677	-	15,078	-	7,221	-	23,756	-
1.30%	1,883,619	227,796	116,086	25,805	129,838	88,970	160,172	36,660
1.35%	180,738	-	59,303	-	22,060	-	48,404	-
1.40%	489,882	93,184	26,592	14,973	4,113	29,181	15,791	19,500
1.45%	86,126	-	20,786	-	8,169	-	24,745	-
1.50%	589,847	-	88,932	-	74,924	-	174,286	-
1.55%	724,388	-	296,897	-	79,882	-	234,466	-
1.60%	294,553	-	29,379	-	17,349	-	50,771	-
1.65%	117,325	-	25,616	-	14,132	-	29,641	-
1.70%	27,194	-	7,144	-	2,683	-	5,276	-
1.75%	1,217,026	-	454,175	-	188,914	-	339,094	-
1.80%	107,249	-	11,676	-	7,844	-	56,459	-
1.85%	338,110	-	37,150	-	21,246	-	55,571	-
1.90%	18,474	-	6,040	-	3,449	-	8,362	-
1.95%	346,234	-	94,127	-	76,443	-	128,267	-
2.00%	30,035	-	9,658	-	6,489	-	14,903	-
2.05%	116,743	-	6,463	-	14,021	-	12,284	-
2.10%	65,506	-	16,799	-	10,620	-	26,333	-
2.15%	27,435	-	13,575	-	1,600	-	13,091	-
2.20%	116,216	-	14,973	-	18,017	-	39,974	-
2.25%	5,353	-	1,679	-	1,921	-	2,979	-
2.30%	58,483	-	8,656	-	10,775	-	22,489	-
2.35%	8,769	-	19,053	-	2,572	-	9,095	-
2.40%	28,913	-	5,466	-	1,931	-	16,976	-
2.45%	13,410	-	1,056	-	1,274	-	3,572	-
2.50%	28,258	-	3,867	-	1,856	-	2,959	-
2.55%	1,484	-	3,536	-	341	-	1,003	-
2.60%	-	-	-	-	-	-	95	-
2.65%	2,419	-	1,973	-	711	-	1,392	-
2.70%	70	-	452	-	39	-	203	-
2.75%	657	-	267	-	310	-	851	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	380	-	1,943	-	537	-
2.90%	-	-	141	-	-	-	70	-
2.95%	-	-	370	-	-	-	131	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$7,909,086	$322,123	$1,706,526	$40,927	$872,010	$120,225	$1,763,869	$56,202

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$1,568	$-	$852	$2,046	$133	$-	$7	$815
0.60%	477	-	512	507	-	-	-	522
0.65%	729	-	663	-	1,114	-	-	-
0.75%	5,631	-	2,506	-	5,477	-	151	-
0.80%	25	4,519	-	-	2,846	1,638	-	1,933
0.85%	710	-	4,319	-	4,887	-	486	-
0.95%	1,561	-	1,631	-	205	-	755	-
1.05%	3	-	1,746	-	257	-	187	-
1.10%	7,744	-	27,950	-	25,025	-	3,667	-
1.15%	75,842	-	222,322	-	214,927	-	33,813	-
1.20%	1,834	-	3,092	-	2,544	-	44	-
1.25%	9,891	-	19,042	-	18,279	-	4,397	-
1.30%	214,167	1,879,378	165,783	-	1,832,430	62,463	74,378	304,436
1.35%	31,855	-	65,619	-	60,940	-	13,877	-
1.40%	7,271	353,567	20,286	-	537,492	13,249	2,072	109,880
1.45%	9,125	-	17,886	-	17,725	-	4,941	-
1.50%	200,885	-	134,365	-	149,819	-	73,817	-
1.55%	82,115	-	236,751	-	223,610	-	25,312	-
1.60%	41,405	-	42,884	-	34,946	-	22,930	-
1.65%	27,573	-	47,176	-	39,202	-	12,250	-
1.70%	4,682	-	5,497	-	4,857	-	3,250	-
1.75%	209,400	-	350,040	-	366,971	-	81,626	-
1.80%	37,702	-	26,760	-	13,179	-	8,129	-
1.85%	41,288	-	57,066	-	32,162	-	22,320	-
1.90%	2,105	-	6,894	-	5,049	-	1,842	-
1.95%	120,010	-	116,527	-	122,349	-	60,938	-
2.00%	7,540	-	11,159	-	9,146	-	2,799	-
2.05%	32,225	-	40,155	-	18,305	-	2,946	-
2.10%	13,856	-	22,629	-	23,249	-	6,297	-
2.15%	6,447	-	13,392	-	14,361	-	1,738	-
2.20%	25,692	-	23,646	-	22,206	-	15,958	-
2.25%	879	-	2,233	-	2,578	-	211	-
2.30%	17,274	-	16,627	-	14,421	-	6,249	-
2.35%	2,288	-	14,933	-	12,509	-	330	-
2.40%	19,454	-	24,189	-	12,135	-	8,554	-
2.45%	3,959	-	1,196	-	1,616	-	1,448	-
2.50%	1,868	-	2,372	-	2,044	-	1,216	-
2.55%	83	-	1,382	-	6,184	-	302	-
2.60%	91	-	-	-	-	-	-	-
2.65%	3,210	-	717	-	2,453	-	846	-
2.70%	-	-	258	-	255	-	-	-
2.75%	639	-	793	-	540	-	272	-
2.80%	116	-	-	-	-	-	372	-
2.85%	623	-	111	-	570	-	149	-
2.90%	-	-	94	-	68	-	-	-
2.95%	-	-	167	-	234	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,271,842	$2,237,464	$1,754,222	$2,553	$3,859,299	$77,350	$500,876	$417,586

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$191	$1,188	$49	$5,194	$2,186	$380	$1,324	$1,391
0.60%	-	1,178	-	463	624	612	-	205
0.65%	127	-	8	1,949	231	-	1,670	2,547
0.75%	1,753	-	329	5,708	5,201	-	2,946	4,762
0.80%	-	5,125	-	124	1,716	17,857	-	10
0.85%	558	-	1,600	4,971	3,164	-	4,168	7,580
0.95%	1,960	-	4,965	3,390	434	-	3,980	-
1.05%	785	-	552	592	202	-	5,714	1,100
1.10%	2,434	-	6,503	36,277	23,315	-	27,159	51,238
1.15%	56,186	-	99,381	249,508	117,657	-	566,099	365,897
1.20%	94	-	58	227	382	-	2,822	4,028
1.25%	16,777	-	19,252	17,374	6,192	-	104,412	18,035
1.30%	81,915	622,633	71,827	900,539	575,362	3,332,485	408,519	607,779
1.35%	23,806	-	43,133	86,328	29,791	-	214,010	81,472
1.40%	4,166	288,148	5,161	36,527	28,128	1,400,344	48,486	33,147
1.45%	8,708	-	18,488	44,596	16,678	-	89,578	26,317
1.50%	78,301	-	65,693	365,983	226,903	-	390,909	219,192
1.55%	45,258	-	68,153	183,005	92,053	-	503,846	361,375
1.60%	31,683	-	22,845	96,489	62,387	-	148,919	31,918
1.65%	12,625	-	7,370	53,813	28,805	-	65,778	46,533
1.70%	3,797	-	6,560	5,974	2,324	-	33,328	6,142
1.75%	98,852	-	88,371	609,544	424,960	-	592,420	719,925
1.80%	10,592	-	10,148	30,571	21,400	-	56,174	13,665
1.85%	24,045	-	13,069	221,058	132,285	-	127,216	101,403
1.90%	971	-	5,342	29,642	3,565	-	22,365	6,637
1.95%	73,051	-	56,861	278,711	156,906	-	263,213	206,791
2.00%	6,731	-	1,807	28,222	12,133	-	14,550	30,875
2.05%	4,697	-	12,367	97,954	21,572	-	53,523	25,670
2.10%	8,881	-	8,929	27,171	30,453	-	38,037	60,020
2.15%	2,247	-	4,385	6,449	3,257	-	24,903	18,337
2.20%	14,082	-	8,893	69,505	42,941	-	79,180	46,852
2.25%	2,316	-	454	7,042	4,690	-	6,968	2,216
2.30%	5,470	-	5,714	45,137	35,745	-	37,019	37,847
2.35%	515	-	43	9,602	3,136	-	4,252	20,013
2.40%	14,293	-	3,143	38,802	16,112	-	31,059	15,670
2.45%	1,153	-	139	5,579	8,842	-	967	5,160
2.50%	1,331	-	1,101	8,678	33,359	-	11,711	18,083
2.55%	2,626	-	3,422	8,102	192	-	2,108	5,305
2.60%	-	-	-	-	-	-	-	-
2.65%	863	-	193	1,142	1,681	-	1,776	1,181
2.70%	-	-	-	97	96	-	-	1,025
2.75%	455	-	-	1,935	1,020	-	1,913	172
2.80%	-	-	-	94	-	-	-	498
2.85%	150	-	150	814	3,850	-	1,420	2,777
2.90%	-	-	-	-	-	-	-	163
2.95%	-	-	-	-	-	-	-	368
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$644,445	$918,272	$666,458	$3,624,882	$2,181,930	$4,751,678	$3,994,441	$3,211,321

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.40%	$1,339	$592	$-	$315	$33	$6	$1,842	$2,037
0.60%	572	-	-	210	-	7	787	-
0.65%	-	603	-	-	-	-	-	-
0.75%	-	1,973	-	2,085	-	-	-	-
0.80%	-	24	4,727	-	-	-	-	-
0.85%	-	3,974	-	2,309	-	-	-	-
0.95%	-	433	-	9,311	-	-	-	-
1.05%	-	1,381	-	1,080	-	-	-	-
1.10%	-	33,289	-	4,007	-	-	1,538	6,456
1.15%	-	217,806	-	144,550	121	2,118	229,463	89,586
1.20%	-	1,788	-	721	-	-	-	-
1.25%	-	21,578	-	16,119	-	1	-	-
1.30%	-	564,442	436,910	138,686	10,341	13,332	8,558,162	4,355,640
1.35%	-	59,531	-	52,028	-	1,652	99,083	17,516
1.40%	-	26,320	208,777	9,422	540	343	972	75
1.45%	-	20,996	-	27,074	38	-	6,982	867
1.50%	-	301,963	-	235,604	3,923	19,662	1,678,850	792,974
1.55%	-	219,062	-	97,843	114	360	27,933	339
1.60%	-	71,591	-	104,193	39,340	6,627	64,648	45,380
1.65%	-	50,374	-	34,917	574	1,635	199,110	125,808
1.70%	-	13,303	-	4,630	-	-	1,795	-
1.75%	-	448,179	-	161,043	13,223	6,101	2,729,147	1,157,628
1.80%	-	40,698	-	36,007	6,771	1,630	265,808	111,763
1.85%	-	78,433	-	48,738	2,621	5,443	941,802	416,596
1.90%	-	11,038	-	2,800	-	-	-	1,430
1.95%	-	226,570	-	182,416	34,096	34,845	1,162,114	634,969
2.00%	-	18,728	-	7,140	-	-	44,896	18,291
2.05%	-	22,494	-	9,323	208	4,465	139,262	110,307
2.10%	-	36,115	-	26,360	24,165	-	56,605	14,064
2.15%	-	8,364	-	6,277	-	-	41,780	9,257
2.20%	-	55,470	-	51,599	-	806	193,471	113,609
2.25%	-	3,642	-	5,111	-	-	23,153	16,605
2.30%	-	34,686	-	19,457	-	110	154,931	28,221
2.35%	-	8,808	-	1,915	-	-	-	-
2.40%	-	19,641	-	41,298	3,137	3,504	193,867	89,905
2.45%	-	3,367	-	1,874	1,032	-	50,087	11,757
2.50%	-	12,836	-	4,526	331	95	219,619	80,610
2.55%	-	3,918	-	3,633	-	95	1,201	650
2.60%	-	-	-	41	-	-	-	-
2.65%	-	2,504	-	915	-	-	-	16,286
2.70%	-	1,643	-	-	-	-	-	-
2.75%	-	1,010	-	934	-	-	671	28
2.80%	-	117	-	479	-	-	-	-
2.85%	-	1,012	-	1,116	-	-	17,971	19,162
2.90%	-	45	-	-	-	-	-	-
2.95%	-	128	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,911	$2,650,469	$650,414	$1,498,106	$140,608	$102,837	$17,107,550	$8,287,816

	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG

0.40%	$1,144	$1,206	$1,660	$14,441	$649	$23	$-	$-
0.60%	94	-	1,461	9,863	129	-	-	-
0.65%	-	-	-	-	-	1,011	-	-
0.75%	-	-	-	-	-	4,692	-	-
0.80%	-	-	-	-	-	302	-	-
0.85%	-	-	-	-	-	4,232	-	-
0.95%	-	-	-	-	-	3,364	-	-
1.05%	-	-	-	-	-	553	-	-
1.10%	1,559	82	1,293	3,133	-	26,779	-	-
1.15%	199,955	81,542	18,749	121,449	22,516	185,334	105	-
1.20%	-	-	-	-	-	2,471	-	-
1.25%	-	-	335	5,000	-	10,656	283	-
1.30%	7,573,807	3,460,237	228,156	1,466,041	1,599,797	188,162	-	100
1.35%	15,166	6,272	17,877	120,227	4,733	34,699	-	-
1.40%	1,307	388	4,267	41,227	221	89,329	-	88
1.45%	1,027	-	1,455	13,037	-	27,323	-	-
1.50%	994,097	537,435	262,746	1,954,362	278,152	36,312	117	-
1.55%	5,094	1,877	6,951	91,865	403	163,295	29	-
1.60%	44,050	45,475	44,411	349,121	6,486	11,094	341	-
1.65%	152,269	74,865	23,738	189,808	39,286	26,220	180	-
1.70%	-	-	983	4,479	-	5,895	-	-
1.75%	2,173,866	1,050,558	102,891	692,578	239,563	268,226	193	-
1.80%	122,315	78,998	18,937	172,468	19,559	23,645	269	-
1.85%	771,056	354,002	28,011	262,212	105,048	16,096	68	-
1.90%	996	-	1,116	11,623	-	5,034	-	-
1.95%	899,959	405,986	228,425	1,884,192	146,509	42,299	-	-
2.00%	15,316	20,961	6,566	34,688	1,703	8,323	-	-
2.05%	92,333	45,746	6,932	135,728	16,279	4,447	-	-
2.10%	43,651	7,318	15,894	63,113	13,223	9,962	-	-
2.15%	4,572	3,377	920	14,160	869	11,050	484	-
2.20%	114,980	39,172	29,275	128,388	6,634	15,731	-	-
2.25%	11,455	328	4,751	72,941	173	2,791	291	-
2.30%	60,506	13,143	12,609	88,334	7,758	11,938	-	-
2.35%	9	129	-	3,107	-	16,098	-	-
2.40%	154,258	34,446	33,629	296,253	12,733	484	-	-
2.45%	15,685	1,389	2,392	23,032	1,755	92	-	-
2.50%	86,306	86,944	8,975	95,356	38,404	2,344	-	-
2.55%	1,220	1,688	468	71,374	-	408	-	-
2.60%	-	-	362	596	-	-	-	-
2.65%	-	-	637	2,844	-	330	-	-
2.70%	-	-	-	-	-	606	-	-
2.75%	-	43	991	108,193	-	-	-	-
2.80%	-	-	817	4,334	-	-	-	-
2.85%	17,726	18,214	-	949	419	-	-	-
2.90%	-	-	-	-	-	160	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,575,778	$6,371,821	$1,118,680	$8,550,516	$2,563,001	$1,261,810	$2,360	$188

	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	275	-	162	-	-	-	-	508
0.85%	-	-	-	-	-	-	-	-
0.95%	537	-	11,094	-	-	-	-	-
1.05%	382	-	853	-	-	-	-	-
1.10%	390	-	3,616	-	-	-	1,094	-
1.15%	4,971	-	52,541	-	-	453	19,707	-
1.20%	82	-	-	-	-	-	-	-
1.25%	2,339	-	4,936	-	-	-	831	-
1.30%	3,740	-	46,827	22,443	51,619	20,161	208,069	263,917
1.35%	989	-	26,788	572	1,596	621	4,916	-
1.40%	4,468	198	13,305	-	-	-	301	121,524
1.45%	2,556	-	7,523	-	-	-	2,044	-
1.50%	1,637	-	7,111	30,058	15,184	23,360	133,105	-
1.55%	6,921	-	27,740	-	-	-	11,137	-
1.60%	680	-	2,029	42,607	2,326	7,780	15,821	-
1.65%	37	-	268	771	523	2,630	16,058	-
1.70%	98	-	11,036	-	-	-	589	-
1.75%	4,040	-	28,949	40,606	37,239	11,883	71,411	-
1.80%	398	-	3,602	8,732	4,527	4,727	7,359	-
1.85%	144	-	1,648	3,588	729	945	71,003	-
1.90%	-	-	7,587	-	-	-	374	-
1.95%	617	-	1,974	50,511	30,716	47,102	158,437	-
2.00%	234	-	162	-	-	-	2,089	-
2.05%	-	-	2,731	472	6	12	11,228	-
2.10%	292	-	989	1,446	2,875	678	7,895	-
2.15%	186	-	1,564	1,159	160	3,108	662	-
2.20%	2,787	-	1,206	3,749	1,706	2,499	9,627	-
2.25%	-	-	-	-	-	3,311	916	-
2.30%	2,794	-	2,085	3,032	10,097	3,158	13,850	-
2.35%	-	-	7	-	-	-	-	-
2.40%	907	-	-	2,909	13,253	2,763	18,207	-
2.45%	-	-	-	1,983	174	1,064	-	-
2.50%	126	-	-	2,657	1,388	1,015	7,683	-
2.55%	-	-	-	358	-	-	868	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	104	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	148	-	-	-	-
2.85%	-	-	-	-	-	8,681	309	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$42,627	$198	$268,437	$217,801	$174,118	$145,951	$795,590	$385,949

	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS

0.40%	$-	$832	$-	$2,671	$1,668	$2,304	$-	$487
0.60%	-	1,460	-	1,233	787	-	-	-
0.65%	-	-	-	-	-	2,340	-	555
0.75%	-	-	1,973	-	-	5,347	-	2,004
0.80%	329	2,498	-	-	422	-	578	-
0.85%	-	-	2,184	-	-	8,268	-	1,989
0.95%	-	-	10,771	-	-	1,448	-	2,325
1.05%	-	-	5,771	-	-	757	-	3,462
1.10%	-	-	4,247	-	-	43,951	-	8,905
1.15%	-	-	186,674	-	-	378,681	-	121,109
1.20%	-	-	1,563	-	-	4,498	-	101
1.25%	-	-	48,971	-	-	31,389	-	7,717
1.30%	168,389	1,300,667	247,307	-	124,111	333,076	69,822	245,350
1.35%	-	-	83,939	-	-	101,103	-	49,990
1.40%	96,415	560,698	11,235	-	35,424	35,359	25,601	7,190
1.45%	-	-	38,465	-	-	38,713	-	15,908
1.50%	-	-	264,361	-	-	235,213	-	218,049
1.55%	-	-	121,489	-	-	402,678	-	108,952
1.60%	-	-	75,198	-	-	81,245	-	46,687
1.65%	-	-	18,366	-	-	51,271	-	23,380
1.70%	-	-	6,052	-	-	10,103	-	3,127
1.75%	-	-	184,750	-	-	723,241	-	239,715
1.80%	-	-	46,514	-	-	27,675	-	28,257
1.85%	-	-	31,827	-	-	128,766	-	48,404
1.90%	-	-	3,662	-	-	12,382	-	3,561
1.95%	-	-	153,263	-	-	223,648	-	182,599
2.00%	-	-	2,442	-	-	21,948	-	7,403
2.05%	-	-	25,331	-	-	24,412	-	27,904
2.10%	-	-	24,783	-	-	34,657	-	39,543
2.15%	-	-	3,749	-	-	13,847	-	4,472
2.20%	-	-	58,469	-	-	38,774	-	33,207
2.25%	-	-	1,042	-	-	3,702	-	2,559
2.30%	-	-	20,018	-	-	28,964	-	24,830
2.35%	-	-	1,509	-	-	23,416	-	1,128
2.40%	-	-	41,373	-	-	44,579	-	27,159
2.45%	-	-	3,043	-	-	3,361	-	2,606
2.50%	-	-	8,674	-	-	10,252	-	3,914
2.55%	-	-	7,575	-	-	7,645	-	4,300
2.60%	-	-	-	-	-	-	-	315
2.65%	-	-	1,299	-	-	381	-	4,631
2.70%	-	-	-	-	-	495	-	-
2.75%	-	-	78	-	-	1,655	-	-
2.80%	-	-	146	-	-	715	-	-
2.85%	-	-	-	-	-	1,296	-	430
2.90%	-	-	-	-	-	186	-	-
2.95%	-	-	-	-	-	320	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$265,133	$1,866,155	$1,748,113	$3,904	$162,412	$3,144,061	$96,001	$1,554,224

	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.40%	$-	$-	$-	$1,482	$335	$5,324	$10,598	$285
0.60%	-	-	-	1,054	102	1,797	3,499	84
0.65%	-	-	-	-	-	4,106	4,939	-
0.75%	-	-	62	3,612	658	14,752	10,927	-
0.80%	537	401	-	-	-	229	-	-
0.85%	-	-	614	743	1,426	26,517	15,740	-
0.95%	-	-	696	-	-	4,407	2,560	-
1.05%	-	-	731	-	188	5,407	997	-
1.10%	-	-	236	532	1,790	52,404	3,813	-
1.15%	-	-	21,693	33,077	12,625	406,040	213,176	-
1.20%	-	-	216	-	-	1,755	98	-
1.25%	-	-	2,102	192	3,165	25,433	4,348	-
1.30%	106,875	15,901	-	71,935	37,219	1,934,680	1,504,378	-
1.35%	-	-	8,169	10,226	8,411	105,185	81,841	-
1.40%	20,447	8,628	2,923	5,144	3,347	55,338	27,348	-
1.45%	-	-	8,650	1,715	5,241	42,294	25,907	-
1.50%	-	-	5,821	117,949	37,667	545,089	584,539	-
1.55%	-	-	18,754	9,960	14,061	294,968	71,343	-
1.60%	-	-	22,058	81,048	24,111	157,402	302,217	-
1.65%	-	-	2,329	24,153	6,172	85,683	81,459	-
1.70%	-	-	559	1,790	348	7,335	751	-
1.75%	-	-	10,726	142,305	46,859	1,153,656	993,278	-
1.80%	-	-	8,799	30,712	7,000	66,970	90,096	-
1.85%	-	-	373	5,884	6,112	345,711	275,338	-
1.90%	-	-	1,374	-	-	11,868	4,285	-
1.95%	-	-	2,058	97,086	20,950	467,809	461,303	-
2.00%	-	-	545	7,704	1,594	37,515	16,971	-
2.05%	-	-	204	11,195	7,864	64,889	91,526	-
2.10%	-	-	87	16,047	3,100	66,873	64,922	-
2.15%	-	-	537	2,194	4,035	20,436	27,642	-
2.20%	-	-	134	34,762	10,921	110,054	139,263	-
2.25%	-	-	914	2,069	918	8,269	3,316	-
2.30%	-	-	7	8,470	7,220	83,656	96,216	-
2.35%	-	-	-	-	11	17,459	5,689	-
2.40%	-	-	-	12,318	4,801	19,820	64,385	-
2.45%	-	-	-	964	789	14,742	9,183	-
2.50%	-	-	-	4,936	2,022	20,949	28,854	-
2.55%	-	-	-	2,860	1,809	15,916	10,421	-
2.60%	-	-	-	79	-	-	461	-
2.65%	-	-	-	-	-	2,854	1,598	-
2.70%	-	-	-	-	-	380	560	-
2.75%	-	-	-	1,926	342	1,274	1,363	-
2.80%	-	-	-	-	-	436	6,313	-
2.85%	-	-	-	-	-	-	459	-
2.90%	-	-	-	-	-	68	-	-
2.95%	-	-	-	-	-	138	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$127,859	$24,930	$121,371	$746,123	$283,213	$6,307,887	$5,343,920	$369

	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA

0.40%	$124	$605	$493	$455	$502	$1,559	$13	$32
0.60%	1,699	103	21	56	191	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	155	-	833	-	-	-	-	-
1.15%	4,405	-	9,134	-	-	-	374	-
1.20%	-	-	-	-	-	-	-	-
1.25%	579	-	721	-	-	-	-	-
1.30%	27,305	-	106,504	-	-	-	19,688	-
1.35%	1,126	-	1,454	-	-	-	557	-
1.40%	-	-	5,713	-	-	-	10	-
1.45%	869	-	11	-	-	-	29	-
1.50%	28,177	-	20,415	-	-	-	38,550	-
1.55%	1,565	-	6,353	-	-	-	182	-
1.60%	11,543	-	6,644	-	-	-	12,898	-
1.65%	4,434	-	2,657	-	-	-	3,689	-
1.70%	-	-	-	-	-	-	-	-
1.75%	11,300	-	21,247	-	-	-	28,606	-
1.80%	5,016	-	4,751	-	-	-	2,351	-
1.85%	2,456	-	26,845	-	-	-	7,294	-
1.90%	-	-	-	-	-	-	-	-
1.95%	34,634	-	24,459	-	-	-	28,740	-
2.00%	439	-	1,377	-	-	-	1,075	-
2.05%	407	-	1,885	-	-	-	4,261	-
2.10%	419	-	1,778	-	-	-	2,807	-
2.15%	933	-	99	-	-	-	147	-
2.20%	2,729	-	8,250	-	-	-	4,151	-
2.25%	307	-	-	-	-	-	767	-
2.30%	726	-	-	-	-	-	364	-
2.35%	-	-	322	-	-	-	-	-
2.40%	16,340	-	2,668	-	-	-	1,290	-
2.45%	127	-	-	-	-	-	156	-
2.50%	18	-	835	-	-	-	125	-
2.55%	-	-	342	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	6,129	-	-	-	390	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$157,832	$708	$261,940	$511	$693	$1,559	$158,514	$32

	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	$-	$-	$1,303	$802	$2,413	$149	$-
0.60%	-	-	-	148	792	2,207	1,089	-
0.65%	-	-	-	-	-	421	-	-
0.75%	-	-	-	-	-	6,136	2,356	-
0.80%	-	-	-	-	-	1,526	147	47
0.85%	-	-	-	-	-	18,529	548	-
0.95%	-	119	-	-	-	8,671	343	-
1.05%	129	1	-	-	-	4,187	881	-
1.10%	9	110	-	-	8	7,130	544	-
1.15%	3,480	4,405	1,694	-	6,814	172,395	17,763	-
1.20%	-	-	-	-	-	-	-	-
1.25%	748	1,419	250	-	46	15,276	1,142	-
1.30%	-	-	9,383	-	37,472	651,296	97,643	64,580
1.35%	426	89	199	-	5,506	71,007	9,350	-
1.40%	288	757	155	-	310	113,543	11,219	37,846
1.45%	786	1,075	346	-	108	12,645	1,776	-
1.50%	448	126	8,708	-	48,921	578,678	77,167	-
1.55%	5,318	3,028	838	-	2,686	128,357	26,507	-
1.60%	303	5,084	529	-	17,533	207,921	33,176	-
1.65%	-	-	459	-	5,500	113,085	20,661	-
1.70%	182	260	-	-	-	29,936	482	-
1.75%	2,449	1,208	10,302	-	25,780	402,688	52,888	-
1.80%	689	839	1,157	-	6,480	92,869	11,480	-
1.85%	289	217	1,904	-	3,715	170,067	21,600	-
1.90%	193	375	-	-	-	12,078	-	-
1.95%	159	163	8,719	-	58,867	516,629	72,373	-
2.00%	3	13	134	-	4,006	18,729	4,588	-
2.05%	-	-	686	-	3,400	77,122	16,139	-
2.10%	323	-	1,045	-	3,966	74,564	6,984	-
2.15%	-	-	400	-	1,194	11,607	2,878	-
2.20%	-	13	508	-	13,735	68,710	19,365	-
2.25%	-	-	-	-	1,879	6,377	848	-
2.30%	-	-	-	-	2,742	39,237	7,773	-
2.35%	-	-	112	-	-	2,765	-	-
2.40%	-	-	342	-	13,525	108,612	11,661	-
2.45%	-	-	-	-	843	4,165	601	-
2.50%	-	-	1,641	-	958	22,066	3,500	-
2.55%	-	-	99	-	375	25,386	2,851	-
2.60%	-	-	-	-	-	322	-	-
2.65%	-	-	-	-	-	5,743	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	19,051	428	-
2.80%	-	-	-	-	-	1,717	131	-
2.85%	-	-	1,437	-	-	4,219	421	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$16,222	$19,301	$51,047	$1,451	$267,963	$3,830,082	$539,452	$102,473

	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP

0.40%	$-	$-	$-	$35,979	$7,614	$14,875	$964	$4,645
0.60%	-	-	-	9,113	946	11,335	2,916	2,770
0.65%	-	-	-	-	-	-	23	-
0.75%	-	68	-	-	-	-	2,403	2,488
0.80%	1,281	1,018	-	-	-	-	843	-
0.85%	-	95	-	-	-	-	612	803
0.95%	-	-	-	-	-	-	143	-
1.05%	-	7	-	-	-	-	574	-
1.10%	-	1,171	-	-	-	-	4,566	1,218
1.15%	-	3,651	43	-	-	-	58,090	42,802
1.20%	-	-	-	-	-	-	-	70
1.25%	-	764	1,378	-	-	-	14,148	2,466
1.30%	172,476	154,695	-	-	-	-	287,114	296,966
1.35%	-	2,095	766	-	-	-	47,869	23,269
1.40%	70,795	42,517	-	-	-	-	15,553	13,064
1.45%	-	183	-	-	-	-	6,118	5,430
1.50%	-	8,963	-	-	-	-	486,481	218,186
1.55%	-	4,947	-	-	-	-	75,492	42,730
1.60%	-	3,030	-	-	-	-	300,896	210,102
1.65%	-	1,715	-	-	-	-	55,300	40,685
1.70%	-	25	-	-	-	-	3,119	550
1.75%	-	4,649	-	-	-	-	432,671	174,254
1.80%	-	2,088	-	-	-	-	100,257	66,161
1.85%	-	2,223	-	-	-	-	42,651	115,721
1.90%	-	-	-	-	-	-	862	19,907
1.95%	-	1,715	-	-	-	-	514,509	186,117
2.00%	-	-	-	-	-	-	57,211	9,780
2.05%	-	114	-	-	-	-	33,210	71,261
2.10%	-	117	-	-	-	-	47,089	16,384
2.15%	-	739	-	-	-	-	26,442	4,256
2.20%	-	13,107	-	-	-	-	143,956	58,484
2.25%	-	-	-	-	-	-	20,317	4,672
2.30%	-	1,799	-	-	-	-	39,195	21,221
2.35%	-	956	-	-	-	-	-	908
2.40%	-	157	-	-	-	-	102,745	60,843
2.45%	-	412	-	-	-	-	9,006	5,794
2.50%	-	-	-	-	-	-	10,561	5,430
2.55%	-	-	-	-	-	-	13,118	6,418
2.60%	-	-	-	-	-	-	76	494
2.65%	-	-	-	-	-	-	5,014	6,499
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	2,753	844
2.80%	-	-	-	-	-	-	67	304
2.85%	-	-	-	-	-	-	1,345	827
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$244,552	$253,020	$2,187	$45,092	$8,560	$26,210	$2,966,279	$1,744,823

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$3,189	$25	$8,411	$115,490	$204,313	$26,448	$-	$-
0.60%	2,157	47	335	3,776	1,009	171	-	-
0.65%	86	-	-	-	-	-	-	-
0.75%	434	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	911	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	631	-	-	-	-	-	-	-
1.15%	23,506	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	960	-	-	-	-	-	-	-
1.30%	199,025	-	-	-	-	-	-	3,595
1.35%	31,686	-	-	-	-	-	-	-
1.40%	4,938	-	-	-	-	-	571	31
1.45%	1,134	-	-	-	-	-	-	-
1.50%	182,985	-	-	-	-	-	-	-
1.55%	8,910	-	-	-	-	-	-	-
1.60%	107,241	-	-	-	-	-	-	-
1.65%	23,836	-	-	-	-	-	-	-
1.70%	1,151	-	-	-	-	-	-	-
1.75%	178,472	-	-	-	-	-	-	-
1.80%	38,303	-	-	-	-	-	-	-
1.85%	39,875	-	-	-	-	-	-	-
1.90%	3,149	-	-	-	-	-	-	-
1.95%	161,738	-	-	-	-	-	-	-
2.00%	6,360	-	-	-	-	-	-	-
2.05%	25,729	-	-	-	-	-	-	-
2.10%	10,220	-	-	-	-	-	-	-
2.15%	2,204	-	-	-	-	-	-	-
2.20%	30,315	-	-	-	-	-	-	-
2.25%	4,413	-	-	-	-	-	-	-
2.30%	33,104	-	-	-	-	-	-	-
2.35%	2,267	-	-	-	-	-	-	-
2.40%	24,680	-	-	-	-	-	-	-
2.45%	1,780	-	-	-	-	-	-	-
2.50%	7,507	-	-	-	-	-	-	-
2.55%	3,547	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,640	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,622	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,169,705	$72	$8,746	$119,266	$205,322	$26,619	$571	$3,626

	WFVSCG	WFVOG2	PVGIB	FTVHI2

0.40%	$427	$-	$-	$224
0.60%	966	-	-	300
0.65%	151	-	-	-
0.75%	762	-	-	-
0.80%	245	-	-	-
0.85%	2,965	-	-	-
0.95%	234	-	-	-
1.05%	1,449	-	69	-
1.10%	12,223	-	4	-
1.15%	42,272	-	1,992	-
1.20%	-	-	-	-
1.25%	3,810	-	405	-
1.30%	220,185	-	-	-
1.35%	21,845	-	231	-
1.40%	9,629	235	155	-
1.45%	7,738	-	425	-
1.50%	174,362	-	212	-
1.55%	38,128	-	3,074	-
1.60%	70,243	-	-	-
1.65%	86,281	-	-	-
1.70%	476	-	156	-
1.75%	184,811	43	1,343	-
1.80%	31,297	-	327	-
1.85%	93,595	-	159	-
1.90%	1,318	-	224	-
1.95%	144,399	-	66	-
2.00%	12,376	-	-	-
2.05%	20,392	-	-	-
2.10%	18,444	-	194	-
2.15%	950	-	-	-
2.20%	22,252	-	-	-
2.25%	3,579	-	-	-
2.30%	20,231	-	-	-
2.35%	2,151	-	-	-
2.40%	14,784	-	-	-
2.45%	1,876	-	-	-
2.50%	7,006	-	-	-
2.55%	3,014	-	-	-
2.60%	-	-	-	-
2.65%	211	-	-	-
2.70%	19	-	-	-
2.75%	496	-	-	-
2.80%	-	-	-	-
2.85%	965	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.40%	-	-	-	-

Totals	$1,278,557	$278	$9,036	$524

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $677,111,985 and $829,353,142, respectively, and total transfers from the Separate Account to the fixed account were $152,936,681 and $214,512,282, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $2,980,162 and $7,689,003 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,997,406 and $21,255,695 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,160,192 and $4,940,210 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$54,200,970,775	$-	$-	$54,200,970,775

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$3,022,572	$3,524,544
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	57,325	5,464
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	13,294	132,397
VPS Growth and Income Portfolio - Class B (ALVGIB)	457,119	1,174,603
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1,491	11,411
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	910,222	2,714,388
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	167,975	96,374
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	13,074,357	16,676,012
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	15,309	1,085
VP Inflation Protection Fund - Class I (ACVIP1)	871,332	134,555

VP Balanced Fund - Class I (ACVB)	$2,040,295	$4,387,899
VP Capital Appreciation Fund - Class I (ACVCA)	17,626	44,050
VP Income & Growth Fund - Class I (ACVIG)	959,842	2,237,593
VP Income & Growth Fund - Class II (ACVIG2)	196,980	420,945
VP Inflation Protection Fund - Class II (ACVIP2)	32,636,831	25,678,846
VP International Fund - Class I (ACVI)	1,893	1,494
VP Mid Cap Value Fund - Class I (ACVMV1)	2,478,256	3,609,388
VP Mid Cap Value Fund - Class II (ACVMV2)	16,745,582	31,796,571
Growth Fund - Class 1 (AFGF)	1,237,360	3,282,159
High-Income Bond Fund - Class 1 (AFHY)	55,059	154,580
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	17,151,525	54,980,041
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	12,175	33,671
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	35,928,910	18,064,470
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	87,272,925	1,865,546
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	52,066,550	20,047,081
Global Allocation V.I. Fund - Class III (MLVGA3)	18,563,855	35,003,632
Money Market Portfolio(TM) (CHSMM)	3,641,951	4,239,912
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	1,840,342	89,967
VIP Value Series: Service Class (DWVVLS)	751,940	169,801
VIP Small Cap Value Series: Service Class (DWVSVS)	19,310,516	19,485,235
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	5,677,939	4,092,015
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,987,552	20,821,105
Stock Index Fund, Inc. - Initial Shares (DSIF)	10,382,024	27,707,268
Stock Index Fund, Inc. - Service Shares (DSIFS)	7,733,987	24,015,704
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,128,018	5,387,612
Appreciation Portfolio - Initial Shares (DCAP)	3,749,051	3,579,802
Appreciation Portfolio - Service Shares (DCAPS)	17,613,957	20,806,755
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)	198,625	188,617
Growth and Income Portfolio - Initial Shares (DGI)	835,076	1,398,492
Floating-Rate Income Fund (ETVFR)	17,165,998	6,322,381
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,282	51,156
Quality Bond Fund II - Primary Shares (FQB)	558,150	878,393
Quality Bond Fund II - Service Shares (FQBS)	3,181,666	2,968,317
Equity-Income Portfolio - Initial Class (FEIP)	11,939,341	40,793,992
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	1,640,785	796,699
High Income Portfolio - Initial Class (FHIP)	2,764,984	6,971,707
VIP Asset Manager Portfolio - Initial Class (FAMP)	13,627,175	13,475,628
VIP Balanced Portfolio - Service Class 2 (FB2)	193,327,480	3,850,382
VIP Energy Portfolio - Service Class 2 (FNRS2)	8,519,876	20,134,371
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	26,311,412	38,957,636
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	819,252	1,184,293
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	17,992,928	20,128,079
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,392,324	2,549,314
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	21,236,743	47,500,797
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,542,806	1,076,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	10,698,982	7,790,774
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	166,274,778	9,119,257
VIP Growth Portfolio - Initial Class (FGP)	27,840,318	44,326,240
VIP Growth Portfolio - Service Class 2 (FG2)	69,901,587	40,023,505
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,909,857	2,511,175
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	185,064,763	3,175,361
VIP Mid Cap Portfolio - Service Class (FMCS)	1,517,818	2,595,280
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	17,053,125	37,436,976
VIP Overseas Portfolio - Initial Class (FOP)	1,302,059	7,563,728
VIP Overseas Portfolio - Service Class 2 (FO2)	11,154,926	12,608,809
VIP Value Strategies Portfolio - Service Class (FVSS)	1,300,563	825,122
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,524,526	145,097
Franklin Income Securities Fund - Class 2 (FTVIS2)	19,425,673	30,033,870
Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,289,960	7,899,142
Small Cap Value Securities Fund - Class 2 (FTVSV2)	10,871,642	22,877,717

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	$424,749	$90,259
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,736,867	3,022,417
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,284,654	8,042,280
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,650,148	10,126,724
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	16,032,237	11,864,015
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)	331,131	268,748
VI American Franchise Fund - Series II Shares (ACEG2)	2,062,364	1,161,601
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	674,680	1,721,229
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,749,377	4,161,843
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	18,242	59,540
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,155,965	2,511,458
Balanced Portfolio: Service Shares (JABS)	527,826	1,195,416
Enterprise Portfolio: Service Shares (JAMGS)	473,306	63,886
Flexible Bond Portfolio: Service Shares (JAFBS)	13,104,632	5,165,145
Forty Portfolio: Service Shares (JACAS)	12,143,941	27,105,076
Global Technology Portfolio: Service Shares (JAGTS)	45,433,825	20,159,012
Overseas Portfolio: Service Shares (JAIGS)	6,467,864	11,458,972
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	15,636,018	11,141,521
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	18,821,634	3,006,576
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	592,606	1,653,262
New Discovery Series - Service Class (MNDSC)	11,041,186	5,462,583
Utilities Series - Service Class (MVUSC)	43,491	23,715
Value Series - Service Class (MVFSC)	31,869,166	47,621,366
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	37,402,399	20,829,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	8,626,262	4,830,387
Core Plus Fixed Income Portfolio - Class I (MSVFI)	699,561	514,598
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,104,494	1,475,397
Emerging Markets Debt Portfolio - Class I (MSEM)	95,517	209,400
Emerging Markets Debt Portfolio - Class II (MSEMB)	211,004	134,400
Global Real Estate Portfolio - Class II (VKVGR2)	80,093	319,120
U.S. Real Estate Portfolio - Class I (MSVRE)	2,764	3,477
U.S. Real Estate Portfolio - Class II (MSVREB)	38	577
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	101,414,760	10,120,708
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	360,858,065	4,747,726
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,976,225	7,477,847
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	23,248,187	28,133,873
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	267,469,699	250,444,258
American Funds NVIT Bond Fund - Class II (GVABD2)	478,971,280	7,753,632
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	51,182,557	32,253,241
American Funds NVIT Growth Fund - Class II (GVAGR2)	86,587,693	35,276,010
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	428,930,505	200,502,070
Federated NVIT High Income Bond Fund - Class I (HIBF)	14,033,700	22,343,716
NVIT Emerging Markets Fund - Class I (GEM)	2,242,438	2,044,186
NVIT Emerging Markets Fund - Class II (GEM2)	13,740,896	9,129,929
NVIT International Equity Fund - Class I (GIG)	736,107	2,461,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	9,419,668	5,320,009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,462,841	9,971,984
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,229,446	5,616,112
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	425,411	487,635
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,513,871	20,462,053
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	9,618,147	10,147,671
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	160,847,429	165,645,827
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	221,817,807	255,683,865
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	54,176,267	95,523,414
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	212,102,712	268,394,739
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	36,526,136	48,595,852
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	56,881,180	85,922,326
NVIT Core Bond Fund - Class I (NVCBD1)	505,825	573,225
NVIT Core Bond Fund - Class II (NVCBD2)	27,616,639	25,037,497
NVIT Core Plus Bond Fund - Class II (NVLCP2)	10,244,297	8,612,301

NVIT Nationwide Fund - Class I (TRF)	$1,412,338	$13,764,494
NVIT Nationwide Fund - Class II (TRF2)	4,554,304	23,185,346
NVIT Government Bond Fund - Class I (GBF)	19,685,448	35,905,531
NVIT International Index Fund - Class II (GVIX2)	952,116	334,458
NVIT International Index Fund - Class VIII (GVIX8)	19,740,534	5,547,974
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	20,784,477	24,582,228
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	84,835,449	80,348,407
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	88,168,977	126,766,848
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	59,781,047	94,420,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	197,266,771	243,414,942
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	67,211,004	116,632,348
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	53,208,099	85,828,463
NVIT Mid Cap Index Fund - Class I (MCIF)	50,251,064	19,707,014
NVIT Money Market Fund - Class I (SAM)	118,876,166	185,112,547
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	359,525	3,183,163
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,092,427	22,843,052
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	176,950	564,814
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	3,676,032	11,005,626
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	935,394	1,770,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	12,895,838	22,018,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	965,080	959,345
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,893,258	29,949,668
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,879,515	20,954,257
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	19,482,117	19,145,937
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	176,494	74,184
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	19,411,786	37,651,125
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	963,012	1,309,010
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	4,563,139	5,634,057
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,887,598	4,533,833
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	4,817,124	7,154,557
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,092,949	9,427,181
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	5,991,520	6,797,270
NVIT Multi-Sector Bond Fund - Class I (MSBF)	38,917,292	16,345,854
NVIT Short Term Bond Fund - Class II (NVSTB2)	23,652,917	19,257,146
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,533,548	45,409,139
NVIT Large Cap Growth Fund - Class II (NVOLG2)	18,838,317	40,275,156
Templeton NVIT International Value Fund - Class III (NVTIV3)	6,296,486	32,064,925
Invesco NVIT Comstock Value Fund - Class I (EIF)	840,679	28,167
Invesco NVIT Comstock Value Fund - Class II (EIF2)	39,374,151	17,962,284
NVIT Real Estate Fund - Class I (NVRE1)	1,974,592	6,770,726
NVIT Real Estate Fund - Class II (NVRE2)	9,253,876	12,706,669
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,650,035	511,896
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	6,249,562	584,531
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	117,754,846	35,839,512
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	46,083,316	25,943,045
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	90,062,469	20,778,057
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	32,547,766	16,697,627
NVIT Small Cap Index Fund - Class II (NVSIX2)	29,019,914	3,864,363
NVIT S&P 500 Index Fund - Class II (GVEX2)	141,943,148	24,939,000
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	58,819,063	7,960,126
Short Duration Bond Portfolio - I Class Shares (AMTB)	7,307,651	13,775,969
Guardian Portfolio - I Class Shares (AMGP)	10	-
International Portfolio - S Class Shares (AMINS)	154,738	29,482
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,570	3,561
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	933,496	607,093
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	643	1,118
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,226,729	3,878,704
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	222,937	1,266,388
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	268,767	854,977
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	149,706	854,761

International Growth Fund/VA- Service Shares (OVIGS)	$20,670,223	$9,045,958
Capital Income Fund/VA - Non-Service Shares (OVMS)	788,082	4,288,908
Core Bond Fund/VA - Non-Service Shares (OVB)	638,910	2,689,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,570,735	17,105,907
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,825,600	14,099,783
International Growth Fund/VA - Non-Service Shares (OVIG)	663,419	238,278
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	629,216	2,243,522
Main Street Fund(R)/VA - Service Class (OVGIS)	10,137,831	34,901,524
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,105,785	1,939,193
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	11,572,156	11,710,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,692,763	1,530,468
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	230,409	370,874
Global Strategic Income Fund/VA - Service Shares (OVSBS)	714,547	1,351,183
All Asset Portfolio - Advisor Class (PMVAAD)	6,423,837	6,444,204
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,771,397	4,199,793
Low Duration Portfolio - Advisor Class (PMVLAD)	37,947,578	44,889,382
Total Return Portfolio - Advisor Class (PMVTRD)	39,187,468	20,261,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	29,617	1,883
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,500,725	1,321,545
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	48,638	250,711
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	20,495,381	5,460,920
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	37,418	21,293
Real Return Portfolio - Advisor Class (PMVRA)	86,069	73,878
Structured Small Cap Equity Fund - Service Shares (GVSSCS)	439,127	17,561
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,704,577	992,253
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	5,609	32
VT Equity Income Fund: Class IB (PVEIB)	1,967,555	274,363
VT Growth Opportunities Fund: Class IB (PVGOB)	650,995	338,946
VT International Equity Fund: Class IB (PVTIGB)	3,204,897	451,287
Small-Cap Portfolio - Investment Class (ROCSC)	47,801	26,104
Variable Fund - Multi-Hedge Strategies (RVARS)	1,650,324	1,939,519
Blue Chip Growth Portfolio - II (TRBCG2)	4	299
Equity Income Portfolio - II (TREI2)	1	39
Health Sciences Portfolio - II (TRHS2)	31,962,777	35,244,321
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	8,682,938	18,032,147
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	394,264	1,120,266
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,866,824	6,354,489
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	30,894	3,013,674
Diversified Stock Fund Class A Shares (VYDS)	3,688	22,203
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	445,312	2,415,845
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	300,432	320,898
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	230,340	1,950,123
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,010,114	31,667,894
Variable Insurance Portfolios - High Income (WRHIP)	47,124,854	48,427,126
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	6,899,910	5,896,783
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	740	42,146
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	573,398	1,758,354
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	2,277,601	6,056,106
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	4,717,655	10,069,897
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	536,269	1,065,062
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,440	2,720
Advantage VT Opportunity Fund - Class 2 (SVOF)	25,637	47,830
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	25,696,178	25,091,493
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)	598	307
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	230,223	1,749,271
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)	713,972	598,696

	$6,029,482,774	$4,617,884,787

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.40%	to	2.55%	1,110,094	$20.90	to	$17.88	$21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013	0.40%			1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	0.80%	to	1.40%	753,983	$35.31	to	$36.03	$29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
VP Income & Growth Fund - Class II (ACVIG2)
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
VP Mid Cap Value Fund - Class II (ACVMV2)
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
Growth Fund - Class 1 (AFGF)
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
High-Income Bond Fund - Class 1 (AFHY)
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2017			1.30%	18,957			$36.09	$684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
Money Market Portfolio(TM) (CHSMM)
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
VIP Value Series: Service Class (DWVVLS)
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.40%	to	2.55%	4,741,553	$21.54	to	$27.57	$147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
Appreciation Portfolio - Service Shares (DCAPS)
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
Floating-Rate Income Fund (ETVFR)
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	2.30%	1,339,808	$15.33	to	$12.54	$19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
High Income Portfolio - Initial Class (FHIP)
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.80%	to	1.40%	568,630	$17.68	to	$16.47	$9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.40%	to	2.85%	6,276,254	$20.97	to	$37.21	$285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373	20.72			56,329,577	1.57%	26.25%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.75%	to	2.50%	1,553,378	$9.94	to	$20.96	$37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2017	0.95%	to	2.20%	366,508	$27.75	to	$25.05	$10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
Overseas Portfolio: Service Shares (JAIGS)
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
Utilities Series - Service Class (MVUSC)
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Service Class (MVFSC)
2017	0.40%	to	2.90%	12,465,206	$20.75	to	$26.55	$422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%			27			27.39	739	0.86%			0.38%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.80%	to	1.40%	1,625,882	$28.69	to	$27.22	$44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.75%	to	2.80%	1,953,769	$12.03	to	$28.96	$67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
NVIT International Equity Fund - Class I (GIG)
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.40%	to	2.85%	55,841,512	$14.87	to	$10.90	$696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
NVIT Nationwide Fund - Class I (TRF)
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2017	0.40%	to	2.90%	12,420,978	$12.60	to	$10.18	$202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
NVIT International Index Fund - Class II (GVIX2)
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.40%	to	2.75%	6,064,937	$25.02	to	$33.36	$241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
NVIT Money Market Fund - Class I (SAM)
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.80%	to	1.40%	9,267,604	$20.23	to	$19.08	$178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.40%	to	2.85%	1,205,338	$21.83	to	$29.01	$46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.40%	to	2.50%	696,475	$13.67	to	$12.38	$8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2017	1.15%	to	2.25%	15,424	$17.01	to	$14.76	$248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
International Growth Fund/VA- Service Shares (OVIGS)
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.75%	to	2.80%	3,336,860	$13.99	to	$30.94	$128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.40%	to	2.75%	1,504,589	$13.10	to	$10.65	$17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%	6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.15%	to	2.85%	837,816	$12.67	to	$11.49	$10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
Small-Cap Portfolio - Investment Class (ROCSC)
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.75%	to	2.45%	822,612	$7.91	to	$7.17	$17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
Diversified Stock Fund Class A Shares (VYDS)
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.40%	to	0.60%	1,572,218	$17.71	to	$17.42	$27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	$14.46	to	$14.30	$305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%

2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract Owners’ Equity:								$41,548,378,750

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on March 8, 2013 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-182494) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on March 8, 2013 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-182494) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
9)	Opinion of Counsel – Filed previously with initial registration statement (File No. 333-182494) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer

Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 315 and 318 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account

Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact